As filed with the Securities and Exchange Commission on September 4, 2024

Securities Act File No. 333-280905

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Post-Effective Amendment No. 1

NEW AGE ALPHA VARIABLE FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

555 Theodore Fremd Avenue Suite A–101 Rye, New York 10580
(Address of Principal Executive Offices) (Zip Code)

(212) 922-2699
(Registrant’s Area Code and Telephone Number)

Cogency Global Inc.
850 New Burton Road
Suite 201
Dover, Delaware 19904
(Name and Address of Agent for Service)

With copies to:
Bo James Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Approximate Date of Proposed Public Offering:

September 4, 2024

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of NAA Large Cap Value Series, NAA All Cap Value Series, NAA Small Cap Value Series, NAA SMid-Cap Value Series, NAA Large Core Series, NAA World Equity Income Series, NAA Mid Growth Series, NAA Small Growth Series and NAA Large Growth Series, each a series of the Registrant.

GUGGENHEIM VARIABLE FUNDS TRUST

Series A (StylePlus—Large Core Series) Series D (World Equity Income Series) Series J (StylePlus—Mid Growth Series)	Series X (StylePlus—Small Growth Series) Series Y (StylePlus—Large Growth Series)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

September 4, 2024

Dear Shareholder:

On behalf of the Board of Trustees (the “Guggenheim Board”) of Guggenheim Variable Funds Trust (the “Trust”), we are pleased to invite you to a joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Series A (StylePlus—Large Core Series), Series D (World Equity Income Series), Series J (StylePlus—Mid Growth Series), Series X (StylePlus—Small Growth Series), and Series Y (StylePlus—Large Growth Series) (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of the Trust. The Special Meeting is scheduled to be held on October 24, 2024, at 10:00 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606.

Although the separate accounts of certain insurance companies (each, a “Participating Insurance Company”) are the only shareholders of record of each Acquired Fund, owners of a variable annuity contract or a variable life insurance policy (a “Policy” and each owner of such Policies, a “Policy Owner”) with some or all of their Policy value allocated to an Acquired Fund have the right to give voting instructions to the Participating Insurance Company that issued the Policy with respect to the shares of the Acquired Fund attributable to the Policy for purposes of the Special Meeting as though they were a direct shareholder of the Acquired Fund. For ease of reference, Policy Owners are also referred to as “shareholders” of the Acquired Funds and a voting instruction is referred to as a “vote.”

Each Participating Insurance Company is expected to vote shares of the Acquired Funds held by its separate account in accordance with instructions received from Policy Owners. Participating Insurance Companies are being asked to submit votes by authorizing proxies on the enclosed proxy card. Policy Owners are being asked to provide their voting instructions to the Participating Insurance Company that issued their Policy on the enclosed voting instruction card.

At the Special Meeting, shareholders of each Acquired Fund will be asked to vote on: (i) an Agreement and Plan of Reorganization providing for the reorganization of such Acquired Fund with and into its corresponding series of New Age Alpha Variable Funds Trust that was newly created specifically for such reorganization (each, a “Reorganization”); and (ii) to transact such other business as may properly come before the Special Meeting.

Each Reorganization is discussed in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”), which you should read carefully.

The Guggenheim Board recommends that you vote “FOR” each Reorganization.

Your vote is important, regardless of the number of shares of the Acquired Funds you own through your Policy. Whether or not you expect to attend the Special Meeting in person, please read the enclosed Proxy Statement/Prospectus and cast your vote promptly. Policy Owners may cast their vote by completing, signing and returning the enclosed voting instruction card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for casting their vote on the Internet or by touch-tone telephone. Participating Insurance Companies may cast their vote by completing the enclosed proxy card in the same manner.

You may receive separate voting instruction cards or proxy cards if you own shares of an Acquired Fund through or in more than one Policy or account. You should vote each card received.

A Participating Insurance Company will generally vote the shares of an Acquired Fund that are attributable to its separate accounts in accordance with timely instructions received from Policy Owners that have Policy values allocated to such separate accounts invested in shares of such Acquired Fund. A Participating Insurance Company may determine what it deems to be timely instructions and, accordingly, may establish reasonable cut-off times for submitting voting instructions that are earlier than the date and time noted above. Policy Owners should contact their Participating Insurance Company for more information.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Brian E. Binder

Brian E. Binder

President and Chief Executive Officer of Guggenheim Variable Funds Trust

GUGGENHEIM VARIABLE FUNDS TRUST

Series A (StylePlus—Large Core Series) Series D (World Equity Income Series) Series J (StylePlus—Mid Growth Series)	Series X (StylePlus—Small Growth Series) Series Y (StylePlus—Large Growth Series)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 24, 2024

NOTICE IS HEREBY GIVEN THAT a joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Series A (StylePlus—Large Core Series), Series D (World Equity Income Series), Series J (StylePlus—Mid Growth Series), Series X (StylePlus—Small Growth Series), and Series Y (StylePlus—Large Growth Series) (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of Guggenheim Variable Funds Trust, is scheduled to be held on October 24, 2024, at 10:00 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, to consider and vote on the following proposals:

1)	To approve:
1(a).	An Agreement and Plan of Reorganization providing for the reorganization of Series A (StylePlus—Large Core Series) into NAA Large Core Series;
1(b).	An Agreement and Plan of Reorganization providing for the reorganization of Series D (World Equity Income Series) into NAA World Equity Income Series;
1(c).	An Agreement and Plan of Reorganization providing for the reorganization of Series J (StylePlus—Mid Growth Series) into NAA Mid Growth Series;
1(d).	An Agreement and Plan of Reorganization providing for the reorganization of Series X (StylePlus—Small Growth Series) into NAA Small Growth Series;
1(e).	An Agreement and Plan of Reorganization providing for the reorganization of Series Y (StylePlus—Large Growth Series) into NAA Large Growth Series (each, a “Reorganization” and, collectively, the “Reorganizations”); and

2)	To transact such other business as may properly come before the Special Meeting.

Each Reorganization would involve the transfer of the assets of the Acquired Fund to its corresponding series of New Age Alpha Variable Funds Trust, as listed above (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”), in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the closing date of the Reorganization in complete liquidation of the Acquired Fund. If a Reorganization takes place, shareholders of the applicable Acquired Fund will become shareholders of the corresponding Acquiring Fund.

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to the Acquired Fund. A proposal will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. A proposal for one Acquired Fund is not contingent on a proposal for any other Acquired Fund. However, each Reorganization is subject to the completion of certain other conditions as further discussed in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”).

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning each Reorganization.

The Board of Trustees of Guggenheim Variable Funds Trust recommends that you vote “FOR” each Reorganization.

You are receiving this Notice and the enclosed Proxy Statement/Prospectus because you have the right to vote on a Reorganization as a shareholder of record of an Acquired Fund or the owner of a variable annuity contract or a variable life insurance policy (a “Policy” and each owner of such Policies, a “Policy Owner”) issued by certain insurance companies (each, a “Participating Insurance Company”) with some or all of your Policy value invested in an Acquired Fund. Policy Owners have the right to give instructions to the Participating Insurance Company that issued the Policy Owner’s Policy with respect to how to vote the shares of the applicable Acquired Fund that are attributable to the Policy as though they were direct shareholders of such Acquired Fund. Each Participating Insurance Company is expected to vote shares of the Acquired Funds held by its separate account in accordance with the instructions received from its Policy Owners.

If Policy Owners do not give instructions, the Participating Insurance Company that issued their Policy will generally vote the shares attributable to their Policy in the same proportion as those shares held in such separate account or from its Policy Owners for which instructions are received. As a result, a small number of Policy Owners could determine the outcome of the vote if other Policy Owners do not vote. It is thus particularly important that Policy Owners vote their shares. For ease of reference, throughout this Proxy Statement/Prospectus, Policy Owners with a portion of their Policy value allocated to an Acquired Fund are also referred to as “shareholders” of the Acquired Funds and a voting instruction is referred to as a “vote.”

As a shareholder of an Acquired Fund as of the close of business on August 19, 2024 (the “Record Date”), you are entitled to notice of, and to vote at, the Special Meeting.

We call your attention to the accompanying Proxy Statement/Prospectus. We request that Policy Owners complete, date, and sign the enclosed voting instruction card, and that Participating Insurance Companies complete, date and sign the enclosed proxy card, and that completed voting instruction cards and proxy cards be returned promptly in the envelope provided for that purpose. Your voting instruction card or proxy card also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options. Shareholders may also vote by attending the Special Meeting. You may receive separate voting instruction cards or proxy cards if you own shares of an Acquired Fund through or in more than one Policy or account. You should vote each card received. Policy Owners may revoke voting instructions and Participating Insurance Companies may revoke proxies prior to the Special Meeting by timely executing and submitting a revised voting instruction card or proxy card (following the methods noted above), respectively, by giving written notice of revocation to the Secretary of Guggenheim Variable Funds Trust (for direct owners of an Acquired Fund) or to the applicable Participating Insurance Company (for Policy Owners) prior to the Special Meeting (or earlier deadline established by the Participating Insurance Company), or by voting in person at the Special Meeting. However, attendance in-person at the Special Meeting, by itself, will not revoke previously-tendered voting instructions or proxies.

By Order of the Board of Trustees of Guggenheim Variable Funds Trust,

/s/ Brian E. Binder

Brian E. Binder

President and Chief Executive Officer of Guggenheim Variable Funds Trust

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATIONS

The following is a summary of certain information contained in the Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve an Agreement and Plan of Reorganization for the Acquired Fund of which you are a shareholder (each, a “Reorganization Agreement”) providing for the transfer of the assets of such Acquired Fund to its corresponding Acquiring Fund, in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the closing date of the Reorganization in complete liquidation of the Acquired Fund. Accordingly, at the Special Meeting, shareholders of each Acquired Fund separately will be asked to consider and approve a Reorganization Agreement providing for the reorganization of such Acquired Fund into its corresponding Acquiring Fund as follows:

	Acquired Fund	Acquiring Fund
1(a)	Series A (StylePlus—Large Core Series)	NAA Large Core Series
1(b)	Series D (World Equity Income Series)	NAA World Equity Income Series
1(c)	Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series
1(d)	Series X (StylePlus—Small Growth Series)	NAA Small Growth Series
1(e)	Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series
	(each a series of Guggenheim Variable Funds Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(each a series of New Age Alpha Variable Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

The Acquiring Funds and the Acquired Funds may be referred to together in the Proxy Statement/Prospectus as the “Funds.”

As described more fully in the Proxy Statement/Prospectus, each Acquiring Fund will commence investment operations upon the completion of the Reorganization described above and will be managed by New Age Alpha Advisors, LLC (“NAA”). Security Investors, LLC (“Guggenheim Investments” or the “Acquired Fund Manager”) currently serves as the investment adviser for the Acquired Funds.

For more information regarding NAA and the Acquired Fund Manager, please see “Information About Management of the Funds” in the Proxy Statement/Prospectus.

Q. Why are the Reorganizations being proposed?

A. Guggenheim Investments intends to focus its business and resources for growth on its core strengths in fixed income strategies. Guggenheim Investments has concluded that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans. In addition, Guggenheim Investments believes the Acquired Funds have little prospect for growth in their current state and thus no prospect of achieving or maintaining the scale needed to be viable. Guggenheim Investments intends to no longer manage these equity and related investment strategies.

After exploring a number of alternatives to the Reorganizations, including investment strategy changes, reorganizations with other Guggenheim Investments funds and liquidation, Guggenheim Investments recommended to the Guggenheim Board, and the Guggenheim Board approved, subject to shareholder approval, each Reorganization. This recommendation was made, in part, because of Guggenheim Investments’ belief that NAA has the investment management, operational, and financial capabilities and resources to manage the Acquiring Funds, including investment methodologies that Guggenheim Investments believes could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. The Acquiring Funds have no operating history or outside investors and have been created for the purpose of the Reorganizations.

Guggenheim Investments and NAA entered into a separate agreement pursuant to which NAA will acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including to each Acquired Fund. The completion of this transaction and each Reorganization is subject to certain conditions, including shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments meeting the minimum aggregate net asset value requirement to close the transaction.

This transaction, of which the Reorganizations form a part, is an aspect of NAA’s business plan. The co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments, particularly that the co-founders of NAA previously co-founded the predecessor to Guggenheim’s transparent value business, which Guggenheim Investments acquired in 2009, and continued to manage the business within Guggenheim Investments for more than six years. Due in part to these previous relationships and NAA’s interest in the transparent value business over several years, NAA was a firm that expressed to Guggenheim an interest in acquiring some or all of the Acquired Funds.

Central to NAA’s investment methodology is the application of its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Guggenheim Investments believes that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Funds after the Reorganizations. Guggenheim Investments also believes that NAA has the investment management, operational and financial capabilities and resources to manage the Acquiring Funds after the Reorganizations.

Q. How will the Reorganizations affect me?

A. If shareholders of an Acquired Fund approve the applicable Reorganization and all conditions necessary to the Reorganization are met, you, as a shareholder of the Acquired Fund, will become a shareholder of the corresponding Acquiring Fund. Each Reorganization will take place on or about October 25, 2024 (“Closing Date”). You will receive shares of the corresponding Acquiring Fund equal in value to the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 pm Eastern time, on the Closing Date.

Q. Are there differences between the investment objectives and principal investment strategies for each Acquired Fund and its corresponding Acquiring Fund?

A. The investment objective of each Acquired Fund is substantively the same as the corresponding Acquiring Fund’s investment objective.

Although each Acquired Fund’s principal investment strategies are similar to those of the corresponding Acquiring Fund, there are certain key differences, as outlined below.

●	NAA pursues investment strategies to invest the assets of the Acquiring Funds based on quantitative and actuarial methodologies and relies primarily on third-party investment data and research to invest the assets of the Funds.

●	NAA applies its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Series A (StylePlus—Large Core Series) / NAA Large Core Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the S&P 500® Index with exposure through derivatives and direct investments, while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P 500® Index and will provide exposure through direct investments. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	“Core” Stocks and Strategies: Both Funds pursue their investment strategies by providing exposure to both value and growth stocks of large capitalization companies. The Acquired Fund provides that exposure primarily through derivatives, investment companies and direct investments, while the Acquiring Fund will seek to provide that exposure through direct investments in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”).

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies while the Acquiring Fund will not invest in restricted securities as a principal strategy.

●	Derivatives: As part of its principal investment strategies, the Acquired Fund may invest in options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts, while the Acquiring Fund invests in options.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

Series D (World Equity Income Series) / NAA World Equity Income Series

●	Strategies: The Acquired Fund primarily uses a quantitative approach to construct a portfolio that has the ability to provide dividend yields in excess of the MSCI World Index (Net), while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P Developed BMI Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund tends to invest its assets in equity securities of large- and mid-capitalization companies, while the Acquiring Fund expects to invest its assets in equity securities of large-capitalization companies only. Both Funds are not constrained by capitalization limits.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Use of Derivatives: The Acquired Fund may invest in derivatives in order to maintain exposure to the securities and currency markets at times when it is unable to purchase the corresponding securities and currencies directly and to hedge against adverse movements in foreign currencies. The Acquiring Fund may invest in derivatives as a principal strategy only to hedge against adverse movements in interest rates or foreign currencies.

Series J (StylePlus—Mid Growth Series) / NAA Mid Growth Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell Midcap® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P Mid Cap 400® Growth Index and will provide exposure through direct investments. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Mid Capitalization”: The Acquired Fund generally considers mid-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index, while the Acquiring Fund defines “mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

Series X (StylePlus—Small Growth Series) / NAA Small Growth Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell 2000® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund will provide exposure through direct investments primarily and seeks to identify securities that, in combination, exceed the total return of the S&P SmallCap 600® Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Small Capitalization”: The Acquired Fund generally considers small-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, while the Acquiring Fund defines “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

Series Y (StylePlus—Large Growth Series) / NAA Large Growth Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell 1000® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund will provide exposure through direct investments primarily and seeks to identify securities that, in combination, exceed the total return of the S&P 500® Growth Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

Q. Are there differences between the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund?

A. Due to the differences in the principal investment strategies, there are differences in the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund. See “Principal Risks” in the Proxy Statement/Prospectus for more information.

Q. How will the Reorganizations affect shareholder fees and expenses?

A. Each Acquiring Fund is subject to the same management fee as its corresponding Acquired Fund. It is anticipated that the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of each Acquiring Fund will be lower than those of the corresponding Acquired Fund at least until April 30, 2027. Each Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until April 30, 2027. In addition, NAA Large Core Series’ management fee will also feature breakpoints while the corresponding Acquired Fund does not.

No sales charge will be assessed to shares received in connection with the Reorganizations.

See “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.

Q. Who is NAA?

A. NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is an investment adviser registered with the SEC. As of December 31, 2023, NAA had approximately $195.5 million in assets under management. NAA provides investment advisory services to private funds, institutional investors, and high-net-worth individuals. Its services primarily focus on equity and fixed-income strategies, using its proprietary H-Factor investment methodology. NAA specializes in investment strategies based on quantitative models and relies primarily on third-party investment data and research.

Q. Who will bear the expenses of the Reorganizations and related costs?

A. NAA and Guggenheim Investments or their affiliates will bear the costs incurred with respect to the proposing and soliciting approval of the Reorganizations, including, but not limited to, costs associated with the organization of the Acquiring Funds, preparing, printing and distributing the Proxy Statement/Prospectus, proxy solicitation, expenses of holding shareholders’ meetings, and legal, accounting and securities registration fees. Neither the Acquiring Funds nor the Acquired Funds will bear any of these costs.

It is expected that there will be minimal or no portfolio holdings transitioning prior to the Reorganization of Series D (World Equity Income Series). It is expected that Series A (StylePlus—Large Core Series), Series J (StylePlus—Mid Growth Series), Series X (StylePlus—Small Growth Series) and Series Y (StylePlus—Large Growth Series) will each sell a significant portion of its portfolio holdings, including all or certain their derivatives positions, prior to the applicable Reorganization. To the extent that an Acquired Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales are expected to primarily be invested, prior to the applicable Reorganization, in shares of exchange-traded funds (“ETFs”) that are believed to provide market exposure consistent with the investment strategies of the Acquired Fund, which will be delivered to the Acquiring Fund. The proceeds may also be invested in other temporary investments, including cash, which will be delivered to the Acquiring Fund. Investments in shares of ETFs will likely result in higher transitioning costs and risk than other temporary investments, including cash. During this transition period, the Acquired Fund may not pursue its investment objective and principal investment strategies. In addition, each Acquiring Fund is expected to reposition its portfolio holdings shortly after the Reorganization to align the portfolio with the Acquiring Fund’s strategies. NAA intends to conduct such repositioning in a tax efficient manner while minimizing trading costs. The costs (e.g., brokerage commissions and transaction costs) of transitioning the portfolios of the Funds prior to and after the Reorganizations, as applicable, will be borne by the Funds (and thus the shareholders of the Funds at such time as any transitioning occurs). In addition, any such portfolio transitioning may result in the recognition of income or capital gain or loss by the Funds, which may result in taxable distributions to shareholders of the Funds. Since the Reorganizations are not expected to close until October 25, 2024, it is not possible at this time to provide an estimate of the income or capital gain or loss to be recognized by a Fund in connection with such portfolio transitioning.

See “Information About the Reorganizations – Portfolio Transitioning” and “Information About the Reorganizations – U.S. Federal Income Tax Consequences” in the Proxy Statement/Prospectus for more information.

Q. Will the Reorganizations create a taxable event?

A. It is anticipated that each Reorganization will qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Acquired Funds, the Acquiring Funds and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by each Reorganization Agreement. Specifically, it is expected that the Acquired Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Acquired Funds. In addition, when shares held by shareholders of the Acquired Funds are exchanged for Acquiring Fund shares pursuant to the Reorganizations, it is expected that the shareholders of the Acquired Funds will recognize no gain or loss on the exchange, and that each shareholder of the Acquired Funds will have the same aggregate tax basis and holding period with respect to the Acquiring Fund shares received as the shareholder’s tax basis and holding period in its Acquired Fund shares immediately before the exchange.

See “Information About the Reorganizations – U.S. Federal Income Tax Consequences” in the Proxy Statement/Prospectus for more information.

Shareholders should consult their tax advisers about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of the Reorganizations only.

Q. What are the potential benefits from the Reorganizations?

A. The Reorganizations will enable shareholders to continue to hold an investment in a mutual fund with substantively the same investment objective and similar investment strategies. The Acquiring Funds will be managed by an adviser dedicated to the continuation of the Funds and in growing the Acquiring Funds in order to seek to achieve economies of scale. Further, it is anticipated that the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of each Acquiring Fund will be lower than those of the corresponding Acquired Fund at least until April 30, 2027. Each Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until April 30, 2027.

Q. Has the Guggenheim Board approved each Reorganization Agreement?

A. Yes. Following an extensive due diligence process to evaluate the proposed Reorganizations, the Guggenheim Board unanimously approved each Reorganization Agreement and recommends that you vote “FOR” Proposal 1, as applicable (i.e., each Reorganization Agreement).

The Board of Trustees of New Age Alpha Variable Funds Trust also approved each Reorganization Agreement.

Q. What happens if shareholders do not approve the Reorganizations?

A. Shareholders of each Acquired Fund will vote separately on each proposal as it relates to that Acquired Fund. Approval of a Reorganization will require a majority of the shares of the applicable Acquired Fund voted at the Special Meeting when a quorum is present with respect to such Acquired Fund. If shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, Guggenheim Investments expects to recommend that the Guggenheim Board approve the liquidation of the Acquired Fund.

Q. How do I vote?

A. You may submit your voting instruction card or proxy card in one of four ways:

●	By Internet. The web address and instructions for voting can be found on the enclosed voting instruction card or proxy card. You will be required to provide your control number located on the voting instruction card or proxy card.

●	By Telephone. The toll-free number for telephone voting can be found on the enclosed voting instruction card or proxy card. You will be required to provide your control number located on the voting instruction card or proxy card.

●	By Mail. Mark the enclosed voting instruction card or proxy card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the voting instruction card or proxy card.

●	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting.

A Participating Insurance Company will generally vote the shares of the Acquired Funds that are attributable to its separate accounts in accordance with timely instructions received from Policy Owners that have Policy values allocated to such separate accounts invested in shares of such Acquired Fund. A Participating Insurance Company may determine what it deems to be timely instructions and, accordingly, may establish reasonable cut-off times for submitting voting instructions that are earlier than the date and time noted above. Policy Owners should contact their Participating Insurance Company for more information.

Q. When and where will the Special Meeting be held?

A. The Special Meeting is scheduled to be held at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:00 a.m., Central Time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please contact the Proxy Solicitor toll-free at (800) 290-6433.

Q. Why does the Proxy Statement/Prospectus list multiple funds?

A. The Acquired Funds have similar proposals and it is cost-efficient to have a joint Proxy Statement/Prospectus and joint Special Meeting. The Special Meeting is scheduled as a joint meeting of the Acquired Funds, whose votes on similar proposals applicable to such Acquired Funds are being solicited separately, because the shareholders of the Acquired Funds are expected to consider and vote on similar matters. In the event that any shareholder present at the Special Meeting objects to the holding of a joint meeting and moves for the adjournment of an applicable Acquired Fund’s meeting to a time immediately after the Special Meeting so that each Acquired Fund’s meeting may be held separately, the persons named as proxies will vote in favor of such adjournment.

Shareholders of each Acquired Fund will vote separately on the respective proposal relating to the applicable Acquired Fund. In any event, an unfavorable vote on any proposal by the shareholders of one Acquired Fund will not affect the implementation of such proposal by another Acquired Fund if the proposal is approved by the shareholders of that Acquired Fund and if all conditions necessary to the Reorganization are met.

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION CARDS AND PROXY CARDS

Policy Owners are asked to submit voting instructions with the enclosed voting instruction card. Participating Insurance Companies are asked to authorize proxies with the enclosed proxy card. The following general rules for signing voting instruction cards and proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your voting instruction card or proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the voting instruction card or proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the voting instruction card or proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the voting instruction card or proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS
(1)	ABC Corp.	ABC Corp. John Doe, Treasurer
(2)	ABC Corp.	John Doe
(3)	ABC Corp. c/o John Doe	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS
(1)	The XYZ Partnership	Jane B. Smith, Partner
(2)	Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS
(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1)	John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o
	John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

Please choose one of the following options to vote your shares:

●	THROUGH THE INTERNET. You may cast your vote by logging into the Internet site indicated on your voting instruction card or proxy card and following the instructions on the website. In order to log on, you will need the control number found on your voting instruction card or proxy card.

●	BY TELEPHONE. You may cast your vote by telephone by calling the toll-free number located on your voting instruction card. Please make sure to have your voting instruction card or proxy card available at the time of the call.

●	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed voting instruction card or proxy card in the postage-paid envelope provided.

●	VOTE IN PERSON AT THE SPECIAL MEETING.

COMBINED PROXY Statement/Prospectus

DATED SEPTEMBER 4, 2024

PROXY STATEMENT FOR

SERIES A (STYLEPLUS—LARGE CORE SERIES)	SERIES X (STYLEPLUS—SMALL GROWTH SERIES)
SERIES D (WORLD EQUITY INCOME SERIES)	SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)
SERIES J (STYLEPLUS—MID GROWTH SERIES)

(series of Guggenheim Variable Funds Trust)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(301) 296-5100

PROSPECTUS FOR

NAA LARGE CORE SERIES	NAA SMALL GROWTH SERIES
NAA WORLD EQUITY INCOME SERIES	NAA LARGE GROWTH SERIES
NAA MID GROWTH SERIES

(series of New Age Alpha Variable Funds Trust)

555 Theodore Fremd Avenue, Suite A-101

Rye, New York 10580
(212) 922-2699

This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees (the “Guggenheim Board”) of Guggenheim Variable Funds Trust (the “Trust”), in connection with the joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Series A (StylePlus—Large Core Series), Series D (World Equity Income Series), Series J (StylePlus—Mid Growth Series), Series X (StylePlus—Small Growth Series), and Series Y (StylePlus—Large Growth Series) (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of the Trust. The Special Meeting is scheduled to be held on October 24, 2024, at 10:00 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606.

You are receiving this Proxy Statement/Prospectus because you are a shareholder of record of an Acquired Fund or the owner of a variable annuity contract or a variable life insurance policy (a “Policy” and each owner of such Policies, a “Policy Owner”) issued by certain insurance companies (each, a “Participating Insurance Company”), and some or all of your Policy value is invested in one or more Acquired Funds. Policy Owners have the right to give instructions to the Participating Insurance Company that issued the Policy Owner’s Policy with respect to how to vote the shares of the applicable Acquired Fund that are attributable to the Policy as though they were direct shareholders of such Acquired Fund. The Participating Insurance Company that issued each Policy is furnishing this Proxy Statement/Prospectus to the Policy Owners participating in their separate accounts that have allocated a portion of their Policy values to an Acquired Fund and are soliciting voting instructions from those Policy Owners. Each Participating Insurance Company is expected to vote shares of the Acquired Funds held by its separate account in accordance with the instructions received from Policy Owners. If Policy Owners do not give instructions, the Participating Insurance Company that issued their Policy will generally vote the shares attributable to their Policy in the same proportion as those shares held in such separate account or from its Policy Owners for which instructions are received. As a result, a small number of Policy Owners could determine the outcome of the vote if other Policy Owners do not vote. It is thus particularly important that Policy Owners vote their shares. For ease of reference, throughout this Proxy Statement/Prospectus, Policy Owners with a portion of their Policy value allocated to an Acquired Fund are also referred to as “shareholders” of the Acquired Funds and a voting instruction is referred to as a “vote.”

Shareholders of record of the Acquired Funds at the close of business on August 19, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting. This Proxy Statement/Prospectus, voting instruction card or proxy card, and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Funds on or about September 6, 2024.

At the Special Meeting, shareholders will be asked to consider and vote on the following proposals:

1)	To approve:
1(a).	An Agreement and Plan of Reorganization providing for the reorganization of Series A (StylePlus—Large Core Series) into NAA Large Core Series;
1(b).	An Agreement and Plan of Reorganization providing for the reorganization of Series D (World Equity Income Series) into NAA World Equity Income Series;
1(c).	An Agreement and Plan of Reorganization providing for the reorganization of Series J (StylePlus—Mid Growth Series) into NAA Mid Growth Series;
1(d).	An Agreement and Plan of Reorganization providing for the reorganization of Series X (StylePlus—Small Growth Series) into NAA Small Growth Series;
1(e).	An Agreement and Plan of Reorganization providing for the reorganization of Series Y (StylePlus—Large Growth Series) into NAA Large Growth Series (each, a “Reorganization” and, collectively, the “Reorganizations”); and

2)	To transact such other business as may properly come before the Special Meeting.

The Acquiring Funds are newly-created series of New Age Alpha Variable Funds Trust and will not commence investment operations until the consummation of each Reorganization. Each of the Acquired Funds and the Acquiring Funds is a series of a Delaware statutory trust that is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of each Acquired Fund is substantively the same as the investment objective of the corresponding Acquiring Fund. For more information, see “Comparison of the Acquired Fund and the Acquiring Fund” below.

If shareholders of an Acquired Fund approve the respective Reorganization and other necessary conditions to the Reorganization are met, a shareholder of such Acquired Fund would receive shares of the corresponding Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.

You are being asked to consider and vote on an Agreement and Plan of Reorganization for your Acquired Fund (each, a “Reorganization Agreement”) pursuant to which a Reorganization would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of each Acquired Fund should know before voting on the Reorganization and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

Shares of the Acquired Funds are generally sold only directly or indirectly to separate accounts of various Participating Insurance Companies to fund Policies issued by such insurance companies, which may allocate a portion of their value to an investment in the Acquired Funds. Individual Policy Owners with some or all of their Policy value allocated to an Acquired Fund are not the shareholders of record of such Acquired Fund. Rather, the insurance company separate accounts invest in the Acquired Funds, in accordance with allocation instructions received on behalf of Policy Owners, and are the shareholders of record of the Acquired Funds. Accordingly, the Participating Insurance Companies and any other direct shareholders of the Acquired Funds are asked to vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or other methods using the instructions on the proxy card, and Policy Owners are requested to provide voting instructions to their Participating Insurance Companies by completing the enclosed voting instruction card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the voting instruction card. Shareholders may also vote by attending the Special Meeting.

You may receive separate voting instruction cards or proxy cards if you own shares of an Acquired Fund through or in more than one Policy or account. You should vote each card received. Policy Owners may revoke voting instructions and Participating Insurance Companies may revoke proxies prior to the Special Meeting by timely executing and submitting a revised voting instruction card or proxy card (following the methods noted above), respectively, by giving written notice of revocation to the Secretary of Guggenheim Variable Funds Trust (for direct owners of an Acquired Fund) or to the applicable Participating Insurance Company (for Policy Owners) prior to the Special Meeting (or earlier deadline established by the Participating Insurance Company) or by voting in person at the Special Meeting. However, attendance in-person at the Special Meeting, by itself, will not revoke previously-tendered voting instructions or proxies.

The following documents containing additional information about each Acquired Fund and Acquiring Fund, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

●	The Statement of Additional Information dated September 4, 2024, relating to this Proxy Statement/Prospectus (Securities Act File No. 333- 280905);

●	Prospectus for the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Statement of Additional Information of the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Annual Report to shareholders of the Acquired Funds for the period ended December 31, 2023 (Accession Number 0001398344-24-005530);
●	Form N-CSR of the Acquired Funds for the period ended June 30, 2024 (Accession Number 0001398344-24-016886);

●	Prospectus for the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251); and
●	Statement of Additional Information of the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251).

The policies and procedures set forth in Appendix C to this Proxy Statement/Prospectus will apply to the shares issued by the Acquiring Funds in connection with each Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing (other than the Statement of Additional Information relating to this Proxy Statement/Prospectus, which is not available on http://www.guggenheiminvestments.com or http://www.naafunds.com) and any more recent reports filed after the date hereof may be obtained without charge:

for the Acquiring Funds:

By Phone:	(833) 840-3937
By Mail:	[Name of Fund] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
By Internet:	www.naafunds.com

for the Acquired Funds:

By Phone:	800-820-0888
By Mail:	Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, MD 20850
By Internet:	http://www.guggenheiminvestments.com

You also may view or obtain these documents from the SEC:

By e-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

The Guggenheim Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed voting instruction card or proxy card intend to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

The Guggenheim Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Guggenheim Variable Funds Trust (the “Independent Trustees”), has approved each Reorganization Agreement.

Subject to shareholder approval, each Reorganization Agreement provides for:

●	the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund;

●	the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund;

●	the distribution of an equal net asset value of shares of the Acquiring Fund to the shareholders of the corresponding Acquired Fund; and

●	the complete liquidation of the Acquired Fund.

If shareholders of an Acquired Fund approve the Reorganization for such Acquired Fund and other necessary conditions to the Reorganization are met, that Acquired Fund’s shareholders would become shareholders of the corresponding Acquiring Fund. Each Reorganization is expected to be effective on October 25, 2024 (the “Closing Date”). Each shareholder of an Acquired Fund will hold, immediately after the close of the respective Reorganization, shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by such shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganizations, you should note that:

●	The Acquired Funds and the Acquiring Funds are each an open-end, management investment company registered with the SEC. The Acquiring Funds are series of New Age Alpha Variable Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquired Funds are series of Guggenheim Variable Funds Trust, which is also organized as a statutory trust under the laws of the State of Delaware. The Acquiring Funds are newly-created series of New Age Alpha Variable Funds Trust and will not commence operations until the consummation of the Reorganizations.

●	New Age Alpha Advisors, LLC (“NAA”) serves as the investment adviser of the Acquiring Funds.

●	Security Investors, LLC (“Guggenheim Investments” or the “Acquired Fund Manager”) currently serves as the adviser for the Acquired Funds. The Acquired Fund Manager will not provide services to the Acquiring Funds.

●	Each Acquired Fund’s investment objective is substantively the same as its corresponding Acquiring Fund’s investment objective.

●	The Funds have similar principal investment strategies, however, there are certain key differences, as outlined below:

●	NAA pursues investment strategies to invest the assets of the Acquiring Funds based on quantitative and actuarial methodologies and relies primarily on third-party investment data and research to invest the assets of the Funds.

●	NAA applies its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Series A (StylePlus—Large Core Series) / NAA Large Core Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the S&P 500® Index with exposure through derivatives and direct investments, while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P 500® Index and will provide exposure through direct investments. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	“Core” Stocks and Strategies: Both Funds pursue their investment strategies by providing exposure to both value and growth stocks of large capitalization companies. The Acquired Fund provides that exposure primarily through derivatives, investment companies and direct investments, while the Acquiring Fund will seek to provide that exposure through direct investments in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”).

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies while the Acquiring Fund will not invest in restricted securities as a principal strategy.

●	Derivatives: As part of its principal investment strategies, the Acquired Fund may invest in options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts, while the Acquiring Fund invests in options.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

Series D (World Equity Income Series) / NAA World Equity Income Series

●	Strategies: The Acquired Fund primarily uses a quantitative approach to construct a portfolio that has the ability to provide dividend yields in excess of the MSCI World Index (Net), while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P Developed BMI Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund tends to invest its assets in equity securities of large- and mid-capitalization companies, while the Acquiring Fund expects to invest its assets in equity securities of large-capitalization companies only. Both Funds are not constrained by capitalization limits.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Use of Derivatives: The Acquired Fund may invest in derivatives in order to maintain exposure to the securities and currency markets at times when it is unable to purchase the corresponding securities and currencies directly and to hedge against adverse movements in foreign currencies. The Acquiring Fund may invest in derivatives as a principal strategy only to hedge against adverse movements in interest rates or foreign currencies.

Series J (StylePlus—Mid Growth Series) / NAA Mid Growth Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell Midcap® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P Mid Cap 400® Growth Index and will provide exposure through direct investments. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Mid Capitalization”: The Acquired Fund generally considers mid-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index, while the Acquiring Fund defines “mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

Series X (StylePlus—Small Growth Series) / NAA Small Growth Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell 2000® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund will provide exposure through direct investments primarily and seeks to identify securities that, in combination, exceed the total return of the S&P SmallCap 600® Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Small Capitalization”: The Acquired Fund generally considers small-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, while the Acquiring Fund defines “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

Series Y (StylePlus—Large Growth Series) / NAA Large Growth Series

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell 1000® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund will provide exposure through direct investments primarily and seeks to identify securities that, in combination, exceed the total return of the S&P 500® Growth Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

●	Due to the differences in the principal investment strategies, there are differences in the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund. See “Principal Risks” in this Proxy Statement/Prospectus for more information.

●	The Reorganizations are intended to qualify for U.S. federal income tax purposes as tax-free reorganizations pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, neither the Acquired Funds or their shareholders, nor the Acquiring Funds or their shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the Reorganizations.

Background and Reasons for the Reorganizations

Guggenheim Investments intends to focus its business and resources for growth on its core strengths in fixed income strategies. Guggenheim Investments has concluded that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans. In addition, Guggenheim Investments believes the Acquired Funds have little prospect for growth in their current state and thus no prospect of achieving or maintaining the scale needed to be viable. Guggenheim Investments intends to no longer manage these equity and related investment strategies.

After exploring a number of alternatives to the Reorganizations, including investment strategy changes, reorganizations with other Guggenheim Investments funds and liquidation, Guggenheim Investments recommended to the Guggenheim Board, and the Guggenheim Board approved, subject to shareholder approval, each Reorganization. This recommendation was made, in part, because of Guggenheim Investments’ belief that NAA has the investment management, operational, and financial capabilities and resources to manage the Acquiring Funds, including investment methodologies that Guggenheim Investments believes could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. The Acquiring Funds have no operating history or outside investors and have been created for the purpose of the Reorganizations.

Guggenheim Investments and NAA entered into a separate agreement pursuant to which NAA will acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including to each Acquired Fund. The completion of this transaction and each Reorganization is subject to certain conditions, including shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments meeting the minimum aggregate net asset value requirement to close the transaction.

This transaction, of which the Reorganizations form a part, is an aspect of NAA’s business plan. The co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments, particularly that the co-founders of NAA previously co-founded the predecessor to Guggenheim’s transparent value business, which Guggenheim Investments acquired in 2009, and continued to manage the business within Guggenheim Investments for more than six years. Due in part to these previous relationships and NAA’s interest in the transparent value business over several years, NAA was a firm that expressed to Guggenheim an interest in acquiring some or all of the Acquired Funds.

Central to NAA’s investment methodology is the application of its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. H-Factor will be incorporated into the management of the Acquiring Funds.

Guggenheim Investments believes that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Funds after the Reorganizations. Guggenheim Investments also believes that NAA has the investment management, operational and financial capabilities and resources to manage the Acquiring Funds after the Reorganizations.

THE GUGGENHEIM BOARD RECOMMENDS SHAREHOLDERS VOTE FOR THE REORGANIZATION AGREEMENTS

After careful consideration of each proposed Reorganization over a course of multiple Board meetings beginning on January 17, 2024, and ending on May 24, 2024, the Guggenheim Board determined that each Reorganization was in the best interests of each Acquired Fund and its shareholders. In making this determination, the Guggenheim Board considered information provided by Guggenheim Investments and NAA with respect to the potential benefits of the Reorganizations to each Acquired Fund and its shareholders, including that the Acquired Funds may benefit from NAA’s investment management, operational, and financial capabilities and resources which could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. In addition, the Guggenheim Board considered that the Reorganizations are designed as tax-free reorganizations into corresponding Acquiring Funds with substantively the same investment objectives and similar principal investment strategies and risks. In addition to the factors noted above, the Guggenheim Board considered that each Acquired Fund would be subject to the same management fee after the Reorganizations (although the Acquiring Fund of Series A (StylePlus – Large Core Series) would also implement a breakpoint fee schedule) and that, at least until April 30, 2027, total annual fund operating expenses after fee waivers and/or expense reimbursements (i.e., on a net basis) would be lower than each Acquired Fund’s current total annual fund operating expenses after fee waivers and/or expense reimbursements. The Guggenheim Board noted that each Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until April 30, 2027. The Guggenheim Board also considered that, given Guggenheim Investments’ decision to no longer manage the Acquired Funds, the Reorganizations would provide individual shareholders the ability to choose a non-taxable option that allows for continuity of investment as an alternative to liquidation of the Acquired Funds, which would, for tax purposes, trigger any gain or loss that individual shareholders not investing through tax-advantaged accounts have in their shares of the Acquired Funds. The Guggenheim Board recommends that shareholders of each Acquired Fund vote FOR its Reorganization Agreement.

Please see “Factors Considered by the Guggenheim Board in Approving each Reorganization Agreement” in the section titled “INFORMATION ABOUT THE REORGANIZATIONS” in this Proxy Statement/Prospectus for more information regarding the Guggenheim Board’s considerations.

GUGGENHEIM BOARD RECOMMENDATION

The Guggenheim Board recommends that you vote “FOR” each proposal (i.e., each Reorganization).

PROPOSALS

Proposal 1(a)	Approval of the Reorganization Agreement providing for the Reorganization of Series A (StylePlus—Large Core Series) into NAA Large Core Series

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by large capitalization companies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Strategies: The Acquired Fund seeks to exceed the total return of the S&P 500® Index with exposure through derivatives and direct investments, while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P 500® Index and will provide exposure through direct investments. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	“Core” Stocks and Strategies: Both Funds pursue their investment strategies by providing exposure to both value and growth stocks of large capitalization companies. The Acquired Fund provides that exposure primarily through derivatives, investment companies and direct investments, while the Acquiring Fund will seek to provide that exposure through direct investments in equity securities, including common stocks, real estate investment trusts (“REITs”), options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”).

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies while the Acquiring Fund will not invest in restricted securities as a principal strategy.

●	Derivatives: As part of its principal investment strategies, the Acquired Fund may invest in options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts, while the Acquiring Fund invests in options.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund
The Fund seeks to exceed the total return of the S&P 500® Index (the “Index”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on large-capitalization indices, including large-capitalization growth indices and large-capitalization value indices deemed appropriate by the Acquired Fund Manager. The Fund will usually also invest in fixed-income instruments and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2024, the Index consisted of securities of companies with market capitalizations that ranged from $6 billion to $3.1 trillion.	Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “core” characteristics. The Fund defines “core” as investments that typically represent a balance between value and growth investing. However, any particular security may have different degrees of growth or value characteristics. The Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024. The Fund defines:

Acquired Fund	Acquiring Fund

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts (some of these instruments may be traded in the over-the-counter market). Fixed-income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that the Acquired Fund Manager believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed-income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the actively managed equity, passive equity and actively managed fixed-income sleeves are at the discretion of the Acquired Fund Manager and are based on the Acquired Fund Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Acquired Fund Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Acquired Fund Manager to maintain exposure to the equity and fixed-income markets, to hedge the Fund’s portfolio, or to increase returns. The Acquired Fund Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

●    “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●    “growth” as investments having what NAA believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

The Fund will primarily invest in equity securities, including common stocks, rights, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles, such as mutual funds and exchange-traded funds (“ETFs”), for portfolio management purposes, including cash and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500® Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology in its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Acquired Fund	Acquiring Fund

The Fund invests a substantial portion of its assets in investment companies advised by the Acquired Fund Manager, or an affiliate of the Acquired Fund Manager, that invest in short-term fixed-income or floating rate securities. These funds are designed primarily to provide an alternative to investing directly and separately in various short-term fixed-income or floating rate securities. The Fund invests in these investment companies for various portfolio management purposes, including for cash management and liquidity management purposes and to seek to obtain exposure with a higher level of return on investments used to collateralize derivatives positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Acquired Fund Manager, to be of comparable quality; (ii) CLOs, other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories and decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers asset-backed securities risk, collateralized loan obligations and collateralized debt obligations risk, commercial paper risk, counterparty credit risk, credit risk, derivatives risk, extension risk, futures contracts risk, growth stocks risk, high yield and unrated securities risk, interest rate risk, investment in loans risk, leverage risk, liquidity and valuation risk, prepayment risk, regulatory and legal risk, restricted securities risk, swap agreements risk, U.S. government securities risk, value stocks risk, and zero coupon and payment-in-kind securities risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers growth investing risk, limited operating history risk, value investing risk, warrants risk and REITs risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Asset-Backed Securities Risk	X
Collateralized Loan Obligations and Collateralized Debt Obligations Risk	X
Commercial Paper Risk	X
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Credit Risk	X

Risk Factor	Acquired Fund	Acquiring Fund
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Extension Risk	X
Foreign Securities and Currency Risk	X	X
Futures Contracts Risk	X
Growth Investing Risk		X
Growth Stocks Risk	X
High Yield and Unrated Securities Risk	X
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X	X
Investment in Loans Risk	X
Large-Capitalization Securities Risk	X	X
Leverage Risk	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Options Risk	X	X
Preferred Stock Risk	X	X
Prepayment Risk	X
REITS Risk		X
Regulatory and Legal Risk	X
Restricted Securities Risk	X
Swap Agreements Risk	X
U.S. Government Securities Risk	X
Value Investing Risk		X
Value Stocks Risk	X
Warrants Risk		X
Zero Coupon and Payment-In-Kind Securities Risk	X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history.  For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term.  Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences.  Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks,  may have fewer resources to enable it  to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser.  A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series A (StylePlus—Large Core Series)	NAA Large Core Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.37%	0.12%[1]
Interest and Other Related Expenses	0.29%
Remaining Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.12%	None
Total Annual Fund Operating Expenses	1.49%[2]	1.12%
Waivers/Reimbursements	(0.23)%[3,4,5]	(0.23)%[6]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.26%[3,4,5]	0.89%[6]

1 Other Expenses have been adjusted from amounts incurred during Series A’s (StylePlus-Large Core Series) most recent fiscal year to reflect estimated current expenses.

2 The total annual operating expenses in this table may not correlate to the expense ratios in the Acquired Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Acquired Fund and do not include acquired fund fees and expenses incurred by the Acquired Fund through its investments in underlying investment companies.

3 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.91%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

4 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive the amount of the Fund’s management fee for the Acquired Fund to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Acquired Fund Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board.

5 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

6 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.89% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series A (StylePlus – Large Core Series)	NAA Large Core Series Pro Forma Combined
1 Year	$128	$91
3 Years	$448	$309
5 Years	$791	$571
10 Years	$1,760	$1,321

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 52% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series A (StylePlus—Large Core Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	23.18%
Lowest Quarter	March 31, 2020	-21.88%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series A	26.90%	14.83%	11.72%
Index

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series A (StylePlus—Large Core Series)	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Core Series	0.75%[1]

1 The Acquiring Fund pays the NAA a monthly investment advisory fee computed at the annual rate of 0.75% of the average daily net assets of the Acquiring Fund up to $500 million, 0.725% of the average daily net assets of the Acquiring Fund over $500 million up to $1 billion, 0.70% of the average daily net assets of the Acquiring Fund over $1 billion up to $1.5 billion, 0.65% of average daily net assets of the Acquiring Fund over $1.5 billion up to $2 billion, 0.60% of the average daily net assets of the Acquiring Fund over $2 billion up to $2.5 billion, 0.55% of the average daily net assets of the Acquiring Fund over $2.5 billion up to $3 billion, and 0.50% of the average daily net assets of the Acquiring Fund over $3 billion.

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series A (StylePlus—Large Core Series)	0.91%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA Large Core Series	0.89%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund. Burak Hurmeydan, who is currently employed by the Acquired Fund Manager but is not a portfolio manager for the Acquired Fund, will serve as a portfolio manager for the Acquiring Fund. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series A (StylePlus—Large Core Series)—Qi Yan (since 2016), Adam J. Bloch (since 2018), and Farhan Sharaff (since 2013)	NAA Large Core Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund

Adam J. Bloch, Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series A, Series J, Series Y and Series X since November 2018. Mr. Bloch joined the Acquired Fund Manager in 2012 and is a Portfolio Manager for the firm’s Active Fixed Income and Total Return mandates. Mr. Bloch works with the Chief Investment Officers and other Portfolio Managers to develop portfolio strategy that is in line with the firm’s views. He oversees strategy implementation, working with research analysts and traders to generate trade ideas, hedge portfolios, and manage day-to-day risk. Prior to joining the Acquired Fund Manager, he worked in Leveraged Finance at Bank of America Merrill Lynch in New York where he structured high-yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancings across multiple industries. Mr. Bloch graduated with a Bachelor’s degree from the University of Pennsylvania.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series D since August 2013 and Series A and Series J since April 2013. He has co-managed Series X and Series Y since 2013. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Qi Yan, Managing Director and Portfolio Manager in equity and equity derivative strategies of the Acquired Fund Manager. He has co-managed Series A, Series J, Series X and Series Y since 2016. Mr. Yan joined the Acquired Fund Manager in 2005. In addition to his portfolio management responsibilities, Mr. Yan works closely with institutional clients in developing and implementing customized risk management solutions. Mr. Yan earned his M.S. in Statistics from Yale University and his B.S. in Mathematics from Cambridge University.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Burak Hurmeydan, Ph.D., will be the Head of Quantitative Strategies at NAA. Before NAA, he held similar responsibilities at Security Investors, LLC, also known as Guggenheim Investments, from 2011 through 2024. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$249,485,451	$100,000	N/A	$249,585,451
Net Asset Value Per Share	$46.52	$25.00	N/A	$25.00
Shares Outstanding	5,363,031	4,000	N/A	9,983,422

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

Proposal 1(b)	Approval of the Reorganization Agreement providing for the Reorganization of Series D (World Equity Income Series) into NAA World Equity Income Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks to provide total return, comprised of capital appreciation and income.	The Fund seeks total return comprised of capital appreciation and current income.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Strategies: The Acquired Fund primarily uses a quantitative approach to construct a portfolio that has the ability to provide dividend yields in excess of the MSCI World Index (Net), while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P Developed BMI Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Capitalization Range: The Acquired Fund tends to invest its assets in equity securities of large- and mid-capitalization companies, while the Acquiring Fund expects to invest its assets in equity securities of large-capitalization companies only. Both Funds are not constrained by capitalization limits.
●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Use of Derivatives: The Acquired Fund may invest in derivatives in order to maintain exposure to the securities and currency markets at times when it is unable to purchase the corresponding securities and currencies directly and to hedge against adverse movements in foreign currencies. The Acquiring Fund may invest in derivatives as a principal strategy only to hedge against adverse movements in interest rates or foreign currencies.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in higher dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded or dealt in any one country, region or geographic area and it may invest in a number of countries throughout the world, including emerging markets.

While the Fund tends to focus its investments in equity securities of large- and mid-capitalization companies, it can also invest in equity securities of companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small-and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible securities and warrants and rights. The Fund invests in securities denominated in a wide variety of currencies.

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded, or dealt in any one country, region, or geographic area, and it may invest in several countries throughout the world, including emerging markets.

While the Fund tends to focus its investments in equity securities of large capitalization companies, it can also invest in companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, REITs, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible securities and warrants. Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund invests in securities denominated in a wide variety of currencies.

Acquired Fund	Acquiring Fund

The Fund may invest in a variety of investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds to manage its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers.

The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers.

Although the Fund does not always hold a significant portion of its assets in derivatives, the Fund may invest in derivatives, which may consist of forwards, options, swaps and futures contracts (some of these instruments may be traded in the over-the-counter market) in order to maintain exposure to the securities and currency markets at times when it is unable to purchase the corresponding securities and currencies directly, or it believes that it is more appropriate to use derivatives to obtain the desired exposure to the underlying assets. Further, the Fund may seek to reduce the Fund’s foreign currency exposure associated with its foreign investments by engaging in transactions and derivatives designed to hedge against adverse movements in foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, and options. At times, the Fund engages in extensive foreign currency hedging transactions.

The Acquired Fund Manager will actively manage the Fund’s portfolio while utilizing quantitative analysis to forecast risk. The Acquired Fund Manager goal will be to construct a well-diversified portfolio comprised of securities that collectively have the ability to provide dividend yields in excess of the Fund’s benchmark, the MSCI World Index (Net) (“MSCI Index”) and typically a lower historic volatility. In selecting investments, the Acquired Fund Manager will consider the dividend yield potential of each security, the historic volatility of each security, the correlation between securities, trading liquidity and market capitalization, among other factors or security characteristics. The Acquired Fund Manager also may consider transaction costs and overall exposures to countries, sectors and stocks. While the portfolio may be comprised of a large portion of securities that are included within the MSCI Index, a broad-based index that captures large- and mid-cap representations across a large number of developed markets countries globally, the Fund may also invest in securities that are not included in the MSCI Index. The Acquired Fund Manager may determine to sell a security for several reasons including the following: (1) better investment opportunities are available; (2) to meet redemption requests; (3) to close-out or unwind derivatives transactions; (4) to realize gains; or (5) if market conditions change.

The Fund may invest in a limited number of sectors or industries, including the technology, consumer staples and financial sectors.

The Fund may invest in various investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds, to manage its cash position or gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers. These investments may include both investment-grade and high-yield fixed income securities.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities (i.e., junk bonds), often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

The Fund will seek to reduce its interest rate or foreign currency exposure by engaging in transactions and derivatives designed to hedge against adverse movements in interest rates or foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, swaps, and options. At times, the Fund may engage in extensive foreign currency hedging transactions.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P Developed BMI Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

Acquired Fund	Acquiring Fund
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.	The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers capitalization securities risk, currency risk, dividend-paying stock risk, geographic focus risk, liquidity and valuation risk, regulatory and legal risk and sector emphasis risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, large-capitalization securities risk, leverage risk, mid-capitalization securities risk, small-capitalization securities risk, warrants risk, fixed-income securities risk, prepayment risk, options risk, swap agreements risk, high-yield bond risk, and foreign currency forward contracts risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Capitalization Securities Risk	X
Convertible Securities Risk	X	X
Counterparty Credit Risk	X	X
Credit Risk	X	X
Currency Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X	X
Dividend-Paying Stock Risk	X
Emerging Markets Risk	X	X
Equity Securities Risk	X	X
Fixed-Income Securities Risk		X
Foreign Securities and Currency Risk	X	X
Foreign Currency Forward Contracts Risk		X
Futures Contracts Risk	X	X
Geographic Focus Risk	X
High-Yield Bond Risk		X
Interest Rate Risk	X	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk		X
Leverage Risk		X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Mid-Capitalization Securities Risk		X
Options Risk		X
Preferred Stock Risk	X	X
Prepayment Risk		X
Regulatory and Legal Risk	X
Sector Emphasis Risk	X
Small-Capitalization Securities Risk		X
Swap Agreements Risk		X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history.  For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term.  Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences.  Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks,  may have fewer resources to enable it  to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser.  A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk. Non-U.S. securities may be subject to additional risks due to, among other things, political, social, and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting, and audit environments. These additional risks may be heightened for emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting, auditing, and financial record-keeping standards or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may differ from investments in developed markets. A lack of reliable information, rights, and remedies increases the risk of investing in emerging markets compared to more developed ones.

Foreign Currency Risk. The Fund may be exposed to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods for several reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce its returns. Foreign currencies may decline in value relative to the U.S. dollar and other currencies, affecting the Fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.  Currency derivatives may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency being hedged, thereby affecting the Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose not to hedge its currency risks.

Fixed-Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is more significant for long-term debt securities than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is more significant for securities that are rated below investment grade or that are unrated. Below are additional risks related to fixed-income securities.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial, or political conditions in general or that affect a particular type of instrument, issuer, guarantor, or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity, and value of an instrument. The value of an instrument may also decline for reasons that relate directly to the issuer, guarantor, or counterparty, such as management performance, financial leverage, reduced demand for goods and services, or an actual or perceived change in financial condition or reputation. The issuer, guarantor, or counterparty could also suffer a rapid decline in credit rating, adversely affecting the instrument’s value, price volatility, and liquidity. Credit ratings may not be an accurate assessment of liquidity or credit risk.

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of and income generated by the investments. Interest rates may change due to various factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During rising interest rates, because changes in interest rates on adjustable-rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During declining interest rates, because the interest rates on adjustable-rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed-rate securities. Changing interest rates may adversely affect the Fund’s yield, returns, and performance. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

Prepayment Risk. Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this happens, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These instruments are subject to prepayment risk and offer less potential for gains during declining interest rates.

High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds (or “junk bonds”), present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. These bonds offer the potential for higher return but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may be unable to make its interest and principal payments (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced.

Derivatives Risk. Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies, or other investments, including risks relating to leverage, market conditions, and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions, and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If NAA is incorrect about its expectations of market conditions, using derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. The Fund’s derivatives may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity, and valuation risks. Certain risks are also specific to the derivatives in which the Fund invests.

Leverage Risk. The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument. It may result in increased volatility, which means that the Fund will have the potential for greater losses than if it does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the Fund’s costs to engage in these practices are additional costs borne by the Fund and could reduce or eliminate any net investment profits. There can be no assurance that the Fund’s use of leverage will be successful. The Fund may experience leverage risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets needed to purchase the securities directly so that the remainder of the assets may be invested in other investments. Such investments may leverage the Fund because it may experience gains or losses not only on its investments in derivatives but also on the investments purchased with the remainder of the assets. If the value of the Fund’s investments in derivatives increases, this increases by declining values of the other investments. Conversely, it is possible that the rise in the value of the Fund’s non-derivative investments could be offset by a decline in the value of the Fund’s investments in derivatives. In either scenario, the Fund may experience losses. In a market where the value of the Fund’s investments in derivatives is declining, and the value of its other investments is declining, the Fund may experience substantial losses.

Counterparty Credit Risk. The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class, or other reference asset without purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the total amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

Futures Contracts Risk. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s net asset value (“NAV”). Futures are also subject to leverage and liquidity risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments under a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Using foreign currency forward contracts may expose the Fund to additional risks, such as credit, liquidity, and counterparty risks, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series D (World Equity Income Series)	NAA World Equity Income Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.15%	0.16%[1]
Total Annual Fund Operating Expenses	1.10%	1.11%
Waivers/Reimbursements	(0.23)%[2,3]	(0.25)%[4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.87%[2,3]	0.86%[4]

1 Other Expenses have been adjusted from amounts incurred during Series D’s (World Equity Income Series) most recent fiscal year to reflect estimated current expenses.

2 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.90%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

3 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

4 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.86% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series D (World Equity Income Series)	NAA World Equity Income Series Pro Forma Combined
1 Year	$89	$88
3 Years	$327	$302
5 Years	$584	$562
10 Years	$1,320	$1,306

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 177% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series D (World Equity Income Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.77%
Lowest Quarter	March 31, 2020	-23.25%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series D	12.28%	9.97%	6.94%
Index

MSCI World Index (Net)[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%

[1]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series D (World Equity Income Series)	0.70%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA World Equity Income Series	0.70%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series D (World Equity Income Series)	0.90%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA World Equity Income Series	0.86%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund. Burak Hurmeydan, who is currently employed by the Acquired Fund Manager but is not a portfolio manager for the Acquired Fund, will serve as a portfolio manager for the Acquiring Fund. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series D (World Equity Income Series)—Farhan Sharaff (since 2013), Evan Einstein (since 2017), and Douglas Makin (since 2020)	NAA World Equity Income Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund

Evan Einstein, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series D since January 2017. Mr. Einstein joined the Acquired Fund Manager in 2010 and is head of the Global Alpha Equity team. He is a quantitative portfolio manager responsible for model development and portfolio optimization. He has previously worked for Oppenheimer Institutional’s small-cap value portfolio management desk as well as for State Street Global Advisors global equity trading analytics. Prior to this, Mr. Einstein was CTO and founding partner at Elkweb Information Systems, an internet technology and information firm. He has received his B.S. degree in Electrical Engineering from Syracuse University and an MBA from Babson College.

Douglas Makin, Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series D since July 2020. Mr. Makin joined the Acquired Fund Manager in 2011 and has over 20 years’ experience in the financial markets across a variety of fields including portfolio management, risk and performance management, product development and trade execution. He currently oversees strategy implementation, working with co-portfolio managers, research analysts and traders to manage day-to-day risk. Prior to joining the Acquired Fund Manager, he has worked as a Senior Equity Analyst at ABN-AMRO in New York where he covered and published research on global telecom companies. Mr. Makin holds a BA in European History from the University of Colorado.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series D since August 2013 and Series A and Series J since April 2013. He has co-managed Series X and Series Y since 2013. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Burak Hurmeydan, Ph.D., will be the Head of Quantitative Strategies at NAA. Before NAA, he held similar responsibilities at Security Investors, LLC, also known as Guggenheim Investments, from 2011 through 2024. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$115,017,142	—	N/A	$115,017,142
Net Asset Value Per Share	$14.69	—	N/A	$14.69
Shares Outstanding	7,830,616	—	N/A	7,830,616

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

Proposal 1(c)	Approval of the Reorganization Agreement providing for the Reorganization of Series J (StylePlus—Mid Growth Series) into NAA Mid Growth Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by medium capitalization companies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell Midcap® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund seeks to identify securities that, in combination, exceed the total return of the S&P Mid Cap 400® Growth Index and will provide exposure through direct investments. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Definition of “Mid Capitalization”: The Acquired Fund generally considers mid-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index, while the Acquiring Fund defines “mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index.

●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.

●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.

●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund seeks to exceed the total return of the Russell Midcap® Growth Index (the “Index”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on mid-capitalization indices, including mid-capitalization growth indices deemed appropriate by the Acquired Fund Manager. The Fund will usually also invest in fixed-income instruments and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2024, the Index consisted of securities of companies with market capitalizations that ranged from $679.9 million to $89 billion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Mid-capitalization securities that NAA considers having “growth” characteristics. The Fund defines:

●     “growth” as investments having what NAA believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●     “mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.3 billion and $20.8 billion as of July 31, 2024.

Acquired Fund	Acquiring Fund

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts (some of these instruments may be traded in the over-the-counter market). Fixed-income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that the Acquired Fund Manager believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed-income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the actively managed equity, passive equity and actively managed fixed-income sleeves are at the discretion of the Acquired Fund Manager and are based on The Acquired Fund Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Acquired Fund Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Acquired Fund Manager to maintain exposure to the equity and fixed-income markets, to hedge the Fund’s portfolio, or to increase returns. The Acquired Fund Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P MidCap 400® Growth Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the undervalued securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Acquired Fund	Acquiring Fund

The Fund invests a substantial portion of its assets in investment companies advised by the Acquired Fund Manager, or an affiliate of the Acquired Fund Manager, that invest in short-term fixed-income or floating rate securities. These funds are designed primarily to provide an alternative to investing directly and separately in various short-term fixed-income or floating rate securities. The Fund invests in these investment companies for various portfolio management purposes, including for cash management and liquidity management purposes and to seek to obtain exposure with a higher level of return on investments used to collateralize derivatives positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Acquired Fund Manager, to be of comparable quality; (ii) CLOs, other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories and decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers asset-backed securities risk, collateralized loan obligations and collateralized debt obligations risk, commercial paper risk, counterparty credit risk, credit risk, derivatives risk, extension risk, futures contracts risk, high yield and unrated securities risk, investment in loans risk, leverage risk, liquidity and valuation risk, prepayment risk, regulatory and legal risk, restricted securities risk, swap agreements risk, U.S. government securities risk, and zero coupon and payment-in-kind risk, to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, REIT risk and warrants risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Asset-Backed Securities Risk	X
Collateralized Loan Obligations and Collateralized Debt Obligations Risk	X
Commercial Paper Risk	X
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Extension Risk	X
Foreign Securities and Currency Risk	X	X
Futures Contracts Risk	X
Growth Investing Risk	X	X
High Yield and Unrated Securities Risk	X

Risk Factor	Acquired Fund	Acquiring Fund
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X	X
Investment in Loans Risk	X
Leverage Risk	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Mid-Capitalization Securities Risk	X	X
Options Risk	X	X
Preferred Stock Risk	X	X
Prepayment Risk	X
Regulatory and Legal Risk	X
REIT Risk		X
Restricted Securities Risk	X
Swap Agreements Risk	X
U.S. Government Securities Risk	X
Warrants Risk		X
Zero Coupon and Payment-In-Kind Risk	X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history.  For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term.  Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences.  Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser.  A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.43%	0.13%[1]
Interest and Other Related Expenses	0.32%
Remaining Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.10%	None
Total Annual Fund Operating Expenses	1.53%[2]	1.13%
Waivers/Reimbursements	(0.20)%[3,4,5]	(0.21)%[6]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.33%[3,4,5]	0.92%[6]

1 Other Expenses have been adjusted from amounts incurred during Series J’s (StylePlus-Mid Growth Series) most recent fiscal year to reflect estimated current expenses.

2 The total annual operating expenses in this table may not correlate to the expense ratios in the Acquired Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Acquired Fund and do not include acquired fund fees and expenses incurred by the Acquired Fund through its investments in underlying investment companies.

3 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.94%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

4 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive the amount of the Fund’s management fee for the Acquired Fund to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Acquired Fund Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board.

5 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

6 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.92% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series Pro Forma Combined
1 Year	$135	$94
3 Years	$464	$316
5 Years	$815	$581
10 Years	$1,807	$1,336

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 67% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series J (StylePlus—Mid Growth Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.11%
Lowest Quarter	March 31, 2020	-23.91%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series J	26.41%	12.72%	9.97%
Index

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	25.87%	13.81%	10.57%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series J (StylePlus—Mid Growth Series)	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Mid Growth Series	0.75%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series J (StylePlus—Mid Growth Series)	0.94%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA Mid Growth Series	0.92%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund. Burak Hurmeydan, who is currently employed by the Acquired Fund Manager but is not a portfolio manager for the Acquired Fund, will serve as a portfolio manager for the Acquiring Fund. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series J (StylePlus—Mid Growth Series)—Qi Yan (since 2016), Adam J. Bloch (since 2018), and Farhan Sharaff (since 2013)	NAA Mid Growth Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund

Adam J. Bloch, Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series A, Series J, Series Y and Series X since November 2018. Mr. Bloch joined the Acquired Fund Manager in 2012 and is a Portfolio Manager for the firm’s Active Fixed Income and Total Return mandates. Mr. Bloch works with the Chief Investment Officers and other Portfolio Managers to develop portfolio strategy that is in line with the firm’s views. He oversees strategy implementation, working with research analysts and traders to generate trade ideas, hedge portfolios, and manage day-to-day risk. Prior to joining the Acquired Fund Manager, he worked in Leveraged Finance at Bank of America Merrill Lynch in New York where he structured high-yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancings across multiple industries. Mr. Bloch graduated with a Bachelor’s degree from the University of Pennsylvania.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series D since August 2013 and Series A and Series J since April 2013. He has co-managed Series X and Series Y since 2013. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Qi Yan, Managing Director and Portfolio Manager in equity and equity derivative strategies of the Acquired Fund Manager. He has co-managed Series A, Series J, Series X and Series Y since 2016. Mr. Yan joined the Acquired Fund Manager in 2005. In addition to his portfolio management responsibilities, Mr. Yan works closely with institutional clients in developing and implementing customized risk management solutions. Mr. Yan earned his M.S. in Statistics from Yale University and his B.S. in Mathematics from Cambridge University.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Burak Hurmeydan, Ph.D., will be the Head of Quantitative Strategies at NAA. Before NAA, he held similar responsibilities at Security Investors, LLC, also known as Guggenheim Investments, from 2011 through 2024. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$174,326,207	—	N/A	$174,326,207
Net Asset Value Per Share	$49.57	—	N/A	$49.57
Shares Outstanding	3,516,644	—	N/A	3,516,644

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

Proposal 1(d)	Approval of the Reorganization Agreement providing for the Reorganization of Series X (StylePlus—Small Growth Series) into NAA Small Growth Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by small capitalization companies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell 2000® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund will provide exposure through direct investments primarily and seeks to identify securities that, in combination, exceed the total return of the S&P SmallCap 600® Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.
●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.
●	Definition of “Small Capitalization”: The Acquired Fund generally considers small-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, while the Acquiring Fund defines “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index.
●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.
●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.
●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund seeks to exceed the total return of the Russell 2000® Growth Index (the “Index”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on small-capitalization indices, including small-capitalization growth indices deemed appropriate by the Acquired Fund Manager. The Fund will usually also invest in fixed-income instruments and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2024, the Index consisted of securities of companies with market capitalizations that ranged from $12.2 million to $56.5 billion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that NAA considers having “growth” characteristics. The Fund defines:

●     “growth” as investments having what NAA believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●     “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $150 million and $8.4 billion as of July 31, 2024.

Acquired Fund	Acquiring Fund

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts (some of these instruments may be traded in the over-the-counter market). Fixed-income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that the Acquired Fund Manager believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed-income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the actively managed equity, passive equity and actively managed fixed-income sleeves are at the discretion of the Acquired Fund Manager and are based on the Acquired Fund Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Acquired Fund Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Acquired Fund Manager to maintain exposure to the equity and fixed-income markets, to hedge the Fund’s portfolio, or to increase returns. The Acquired Fund Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P SmallCap 600® Growth Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the most likely underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Acquired Fund	Acquiring Fund

The Fund invests a substantial portion of its assets in investment companies advised by the Acquired Fund Manager, or an affiliate of the Acquired Fund Manager, that invest in short-term fixed-income or floating rate securities. These funds are designed primarily to provide an alternative to investing directly and separately in various short-term fixed-income or floating rate securities. The Fund invests in these investment companies for various portfolio management purposes, including for cash management and liquidity management purposes and to seek to obtain exposure with a higher level of return on investments used to collateralize derivatives positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Acquired Fund Manager, to be of comparable quality; (ii) CLOs, other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories and decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers asset-backed securities risk, collateralized loan obligations and collateralized debt obligations risk, commercial paper risk, counterparty credit risk, credit risk, derivatives risk, extension risk, foreign currency forward contracts risk, futures contracts risk, high yield and unrated securities risk, interest rate risk, investment in investment vehicles risk, investment in loans risk, leverage risk, liquidity and valuation risk, prepayment risk, regulatory and legal risk, restricted securities risk, swap agreements risk, U.S. government securities risk, and zero coupon and payment-in-kind risk, to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal. Meanwhile, the Acquiring Fund considers limited operating history risk, REITs risk and warrants risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Asset-Backed Securities Risk	X
Collateralized Loan Obligations and Collateralized Debt Obligations Risk	X
Commercial Paper Risk	X
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Extension Risk	X
Foreign Securities and Currency Risk	X	X
Foreign Currency Forward Contracts Risk	X
Futures Contracts Risk	X
Growth Investing Risk	X	X
High Yield and Unrated Securities Risk	X
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X
Investment in Loans Risk	X
Leverage Risk	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Options Risk	X	X
Preferred Stock Risk	X	X
Prepayment Risk	X
Regulatory and Legal Risk	X
REITs Risk		X
Restricted Securities Risk	X
Small-Capitalization Securities Risk	X	X
Swap Agreements Risk	X
U.S. Government Securities Risk	X
Warrants Risk		X
Zero Coupon and Payment-In-Kind Securities Risk	X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history.  For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term.  Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences.  Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks,  may have fewer resources to enable it  to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser.  A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series X (StylePlus—Small Growth Series)	NAA Small Growth Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.68%	0.40%[1]
Interest and Other Related Expenses	0.23%
Remaining Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.10%	None
Total Annual Fund Operating Expenses	1.78%[2]	1.40%
Waivers/Reimbursements	(0.42)%[3,4,5]	(0.36)%[6]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.36%[3,4,5]	1.04%[6]

1 Other Expenses have been adjusted from amounts incurred during Series X’s (StylePlus-Small Growth Series) most recent fiscal year to reflect estimated current expenses.

2 The total annual operating expenses in this table may not correlate to the expense ratios in the Acquired Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Acquired Fund and do not include acquired fund fees and expenses incurred by the Acquired Fund through its investments in underlying investment companies.

3 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 1.06%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

4 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive the amount of the Fund’s management fee for the Acquired Fund to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Acquired Fund Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board.

5 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

6 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 1.04% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series X (StylePlus—Small Growth Series)	NAA Small Growth Series Pro Forma Combined
1 Year	$138	$106
3 Years	$519	$370
5 Years	$925	$695
10 Years	$2,060	$1,616

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 80% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table shows you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series X (StylePlus—Small Growth Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.21%
Lowest Quarter	March 31, 2020	-28.59%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series X	21.01%	9.41%	7.68%
Index
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.66%	9.22%	7.16%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series X (StylePlus—Small Growth Series)	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Small Growth Series	0.75%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series X (StylePlus—Small Growth Series)	1.06%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA Small Growth Series	1.04%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund. Burak Hurmeydan, who is currently employed by the Acquired Fund Manager but is not a portfolio manager for the Acquired Fund, will serve as a portfolio manager for the Acquiring Fund. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series X (StylePlus—Small Growth Series)—Qi Yan (since 2016), Adam J. Bloch (since 2018), and Farhan Sharaff (since 2013)	NAA Small Growth Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund

Adam J. Bloch, Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series A, Series J, Series Y and Series X since November 2018. Mr. Bloch joined the Acquired Fund Manager in 2012 and is a Portfolio Manager for the firm’s Active Fixed Income and Total Return mandates. Mr. Bloch works with the Chief Investment Officers and other Portfolio Managers to develop portfolio strategy that is in line with the firm’s views. He oversees strategy implementation, working with research analysts and traders to generate trade ideas, hedge portfolios, and manage day-to-day risk. Prior to joining the Acquired Fund Manager, he worked in Leveraged Finance at Bank of America Merrill Lynch in New York where he structured high-yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancings across multiple industries. Mr. Bloch graduated with a Bachelor’s degree from the University of Pennsylvania.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series D since August 2013 and Series A and Series J since April 2013. He has co-managed Series X and Series Y since 2013. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Qi Yan, Managing Director and Portfolio Manager in equity and equity derivative strategies of the Acquired Fund Manager. He has co-managed Series A, Series J, Series X and Series Y since 2016. Mr. Yan joined the Acquired Fund Manager in 2005. In addition to his portfolio management responsibilities, Mr. Yan works closely with institutional clients in developing and implementing customized risk management solutions. Mr. Yan earned his M.S. in Statistics from Yale University and his B.S. in Mathematics from Cambridge University.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Burak Hurmeydan, Ph.D., will be the Head of Quantitative Strategies at NAA. Before NAA, he held similar responsibilities at Security Investors, LLC, also known as Guggenheim Investments, from 2011 through 2024. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$26,198,505	—	N/A	$26,198,505
Net Asset Value Per Share	$28.03	—	N/A	$28.03
Shares Outstanding	934,632	—	N/A	934,632

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

Proposal 1(e)	Approval of the Reorganization Agreement providing for the Reorganization of Series Y (StylePlus—Large Growth Series) into NAA Large Growth Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by large capitalization companies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Strategies: The Acquired Fund seeks to exceed the total return of the Russell 1000® Growth Index with exposure through derivatives and direct investments, while the Acquiring Fund will provide exposure through direct investments primarily and seeks to identify securities that, in combination, exceed the total return of the S&P 500® Growth Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.
●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.
●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.
●	Fixed-Income Securities: The Acquired Fund invests in fixed-income instruments and cash investments, including investment companies advised by the Acquired Fund Manager or an affiliate of the Acquired Fund Manager that invest in short-term fixed-income or floating rate securities, to collateralize derivatives positions and to increase investment return. This increases the Acquired Fund’s exposure to high-yield, high-risk debt securities. The Acquiring Fund does not invest in fixed-income securities as a principal strategy.
●	Real Estate Investment Trusts (“REITs”): The Acquired Fund does not invest in REITs as part of its principal strategies, while the Acquiring Fund will invest in REITs as a principal strategy.
●	Investment in Other Types of Securities: The Acquired Fund may invest in restricted securities, U.S. government and agency securities, asset-backed securities, including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments, commercial paper, and zero-coupon bonds as part of its principal strategies, while the Acquiring Fund will not invest in these types of securities as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund seeks to exceed the total return of the Russell 1000® Growth Index (the “Index”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on large-capitalization indices, including large-capitalization growth indices deemed appropriate by Guggenheim Investments. The Fund will usually also invest in fixed-income instruments and cash investments to collateralize derivatives positions and to increase investment return. As of March 31, 2024, the Index consisted of securities of companies with market capitalizations that ranged from $679.9 million to $3.1 trillion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “growth” characteristics. The Fund defines:

●     “growth” as investments having what NAA believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●     “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

Acquired Fund	Acquiring Fund

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts (some of these instruments may be traded in the over-the-counter market). Fixed-income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that the Acquired Fund Manager believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed-income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the actively managed equity, passive equity and actively managed fixed-income sleeves are at the discretion of the Acquired Fund Manager and are based on the Acquired Fund Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Acquired Fund Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Acquired Fund Manager to maintain exposure to the equity and fixed-income markets, to hedge the Fund’s portfolio, or to increase returns. The Acquired Fund Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500® Growth Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Acquired Fund	Acquiring Fund

The Fund invests a substantial portion of its assets in investment companies advised by the Acquired Fund Manager, or an affiliate of the Acquired Fund Manager, that invest in short-term fixed-income or floating rate securities. These funds are designed primarily to provide an alternative to investing directly and separately in various short-term fixed-income or floating rate securities. The Fund invests in these investment companies for various portfolio management purposes, including for cash management and liquidity management purposes and to seek to obtain exposure with a higher level of return on investments used to collateralize derivatives positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Acquired Fund Manager, to be of comparable quality; (ii) CLOs, other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories and decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers asset-backed securities risk, collateralized loan obligations and collateralized debt obligations risk, commercial paper risk, counterparty credit risk, derivatives risk, extension risk, futures contracts risk, high yield and unrated securities risk, interest rate risk, investment in loans risk, leverage risk, liquidity and valuation risk, prepayment risk, regulatory and legal risk, restricted securities risk, swap agreements risk, U.S. government securities risk, value stocks risk, and zero coupon and payment-in-kind risk, to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, REITs risk and warrants risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Asset-Backed Securities Risk	X
Collateralized Loan Obligations and Collateralized Debt Obligations Risk	X
Commercial Paper Risk	X
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Credit Risk	X	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Extension Risk	X
Foreign Securities and Currency Risk	X	X
Futures Contracts Risk	X
Growth Investing Risk	X	X

Risk Factor	Acquired Fund	Acquiring Fund
High Yield and Unrated Securities Risk	X
Interest Rate Risk	X
Investment in Investment Vehicles Risk	X	X
Investment in Loans Risk	X
Large-Capitalization Securities Risk	X	X
Leverage Risk	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Options Risk	X	X
Preferred Stock Risk	X	X
Prepayment Risk	X
Regulatory and Legal Risk	X
REITs Risk		X
Restricted Securities Risk	X
Swap Agreements Risk	X
U.S. Government Securities Risk	X
Value Stocks Risk	X
Warrants Risk		X
Zero Coupon and Payment-In-Kind Risk	X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history.  For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term.  Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences.  Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks,  may have fewer resources to enable it  to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser.  A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk. Growth investing includes the risk of investing in securities whose prices have historically been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.62%	0.25%[1]
Interest and Other Related Expenses	0.38%
Remaining Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.11%	None
Total Annual Fund Operating Expenses	1.63%[2]	1.15%
Waivers/Reimbursements	(0.26)%[3,4,5]	(0.24)%[6]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.37%[3,4,5]	0.91%[6]

1 Other Expenses have been adjusted from amounts incurred during Series Y’s (StylePlus-Large Growth Series) most recent fiscal year to reflect estimated current expenses.

2 The total annual operating expenses in this table may not correlate to the expense ratios in the Acquired Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Acquired Fund and do not include acquired fund fees and expenses incurred by the Acquired Fund through its investments in underlying investment companies.

3 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.93%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

4 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive the amount of the Fund’s management fee for the Acquired Fund to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Acquired Fund Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board.

5 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

6 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.91% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series Pro Forma Combined
1 Year	$139	$93
3 Years	$489	$317
5 Years	$862	$585
10 Years	$1,911	$1,353

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 57% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series Y (StylePlus—Large Growth Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	30.06%
Lowest Quarter	June 30, 2022	-21.71%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series Y	39.91%	18.00%	14.25%
Index
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series Y (StylePlus—Large Growth Series)	0.65%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Growth Series	0.65%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series Y (StylePlus—Large Growth Series)	0.93%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA Large Growth Series	0.91%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund. Burak Hurmeydan, who is currently employed by the Acquired Fund Manager but is not a portfolio manager for the Acquired Fund, will serve as a portfolio manager for the Acquiring Fund. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series Y (StylePlus—Large Growth Series)—Qi Yan (since 2016), Adam J. Bloch (since 2018), and Farhan Sharaff (since 2013)	NAA Large Growth Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund

Adam J. Bloch, Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series A, Series J, Series Y and Series X since November 2018. Mr. Bloch joined the Acquired Fund Manager in 2012 and is a Portfolio Manager for the firm’s Active Fixed Income and Total Return mandates. Mr. Bloch works with the Chief Investment Officers and other Portfolio Managers to develop portfolio strategy that is in line with the firm’s views. He oversees strategy implementation, working with research analysts and traders to generate trade ideas, hedge portfolios, and manage day-to-day risk. Prior to joining the Acquired Fund Manager, he worked in Leveraged Finance at Bank of America Merrill Lynch in New York where he structured high-yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancings across multiple industries. Mr. Bloch graduated with a Bachelor’s degree from the University of Pennsylvania.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series D since August 2013 and Series A and Series J since April 2013. He has co-managed Series X and Series Y since 2013. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Qi Yan, Managing Director and Portfolio Manager in equity and equity derivative strategies of the Acquired Fund Manager. He has co-managed Series A, Series J, Series X and Series Y since 2016. Mr. Yan joined the Acquired Fund Manager in 2005. In addition to his portfolio management responsibilities, Mr. Yan works closely with institutional clients in developing and implementing customized risk management solutions. Mr. Yan earned his M.S. in Statistics from Yale University and his B.S. in Mathematics from Cambridge University.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Burak Hurmeydan, Ph.D., will be the Head of Quantitative Strategies at NAA. Before NAA, he held similar responsibilities at Security Investors, LLC, also known as Guggenheim Investments, from 2011 through 2024. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$53,647,701	—	N/A	$53,647,701
Net Asset Value Per Share	$22.37	—	N/A	$22.37
Shares Outstanding	2,398,316	—	N/A	2,398,316

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

ADDITIONAL COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Acquired Funds and the Acquiring Funds are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Funds’ policies pertaining to purchasing, exchanging and selling shares of the Acquiring Funds, please see Appendix C. For more information on the Acquired Funds’ policies pertaining to purchasing, exchanging and selling shares of the Acquired Funds, please see the Acquired Funds’ current prospectus incorporated herein by reference.

Dividends and Other Distributions

The Acquired Funds declare and distribute dividends from net investment income, if any, at least annually. The Acquired Funds intend to distribute at least annually any net capital gains. The Acquiring Funds typically declare and distribute dividends and net capital gain, if any, annually in December.

U.S. Federal Income Tax Consequences

Each Acquired Fund has elected and qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code and each Acquiring Fund intends to qualify as a “regulated investment company” under subchapter M of the Code for its taxable year that includes the Closing Date and for each taxable year following the Reorganization. Distributions by each Fund of net investment income and net realized capital gains, if any, to shareholders are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

As a condition to the closing of each Reorganization, the relevant Acquired Fund and the Acquiring Fund will have received from Dechert LLP, legal counsel to the Acquired Funds, an opinion to the effect that such Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Funds exchanged therefor. For more detailed information about the tax consequences of the Reorganizations please refer to the “Information About the Reorganizations – U.S. Federal Income Tax Consequences” section below.

Payments to Broker-Dealers and Other Financial Intermediaries

An Acquiring Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. An Acquiring Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include an Acquiring Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

Investments in Money Market Instruments and Temporary Defensive Positions

Each Acquiring Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”), to maintain liquidity or pending the selection of investments. An Acquiring Fund can take temporary defensive positions to respond to adverse market, economic, political, or other conditions and, in doing so, may invest up to 100% of its assets in Money Market Instruments. When an Acquiring Fund invests in a money market mutual fund, the shareholders of the Acquiring Fund will be subject to duplicative management fees. To the extent an Acquiring Fund holds other registered investment companies, including money market mutual funds, the Acquiring Fund will incur acquired fund fees and expenses (as defined by the SEC). Anytime an Acquiring Fund takes a temporary defensive position, it will not achieve its investment objective.

Fund Service Providers

The Reorganizations will affect other services currently provided to the Acquired Funds. The following table outlines certain service providers for the Acquired Funds and the comparable service providers for the Acquiring Funds.

	Acquired Funds	Acquiring Funds
Investment Manager	Security Investors, LLC	New Age Alpha Advisors, LLC

Administrator	MUFG Investor Services (US), LLC	Ultimus Fund Solutions, LLC

Distributor	Guggenheim Funds Distributors, LLC	Ultimus Fund Distributors, LLC

Transfer Agent	MUFG Investor Services (US), LLC	Ultimus Fund Solutions, LLC

Custodian	Bank of New York Mellon	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP	Cohen & Company, Ltd.

The Acquired Funds and Acquiring Funds receive substantially similar services from each of their respective service providers. However, there are differences in the corresponding agreements that may impact the operations and rights of Acquiring Funds. For example, the Acquiring Funds’ Master Services Agreement with Ultimus Fund Solutions, LLC provides that the parties will be liable for damages resulting from gross negligence, while the Acquired Funds’ Open-End Fund Accounting and Administration Agreement with MUFG Investor Services (US), LLC contains an ordinary negligence standard. This means that the Acquiring Funds would generally need to meet a higher standard in order to assert a claim against Ultimus Fund Solutions, LLC than an Acquired Fund would against MUFG Investor Services (US), LLC.

The Acquiring Funds’ initial Form N-CSR report will discuss the factors the Board of Trustees of New Age Alpha Variable Funds Trust considered in approving each Acquiring Fund’s Advisory Agreement with NAA, including the Board’s conclusions concerning it.

The Acquired Fund Manager and the Acquired Funds have received from the SEC an exemptive order for a multi-manager structure that allows the Acquired Fund Manager to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Acquired Fund Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Guggenheim Board, but without shareholder approval. With respect to the Acquired Funds, if a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. NAA and the Acquiring Funds have applied for a similar exemptive order that, if granted, would apply to the Acquiring Funds, under which the Acquiring Funds could operate under a “manager of managers” structure (the “Order”). If the Order is granted by the SEC, NAA would have the authority, subject to the approval of the Board of Trustees of New Age Alpha Variable Funds Trust, to hire or replace sub-advisers and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. There can be no guarantee that the SEC will grant the Order.

Fundamental Investment Restrictions

In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. The fundamental investment restrictions of each Fund, set forth below, are identical or substantially the same. Although the fundamental investment restrictions are substantially the same, there are certain key differences, as outlined below. Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.

Acquired Funds	Comparison with Acquiring Funds
Diversification Status. Each Acquired Fund shall be a “diversified company”, as that term is defined in the 1940 Act, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Substantially the Same. Each Acquiring Fund is a diversified fund under the Investment Company Act of 1940, as amended.
Underwriting. Each Acquired Fund may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.

Substantially the Same. Each Acquiring Fund will not act as an underwriter, except that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

Concentration. Each Acquired Fund may not “concentrate” its investments in a particular industry, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Real Estate. Each Acquired Fund may purchase real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.

Acquired Funds	Comparison with Acquiring Funds
Commodities. Each Acquired Fund may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Loans. Each Acquired Fund may make loans to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Borrowing Money. Each Acquired Fund may borrow money to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical
Senior Securities. Each Acquired Fund may issue senior securities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Substantially the Same. Each Acquiring Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Acquired Funds

For purposes of the Diversification Status Fundamental Policy, a “diversified company” is currently defined under the 1940 Act as a company which meets the following requirements: at least 75 percent of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of such company and to not more than 10 percent of the outstanding voting securities of such issuer. For the purposes of this Fundamental Policy, each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. For the purposes of this Fundamental Policy, a Fund generally will consider the borrower of a syndicated bank loan to be the issuer of the syndicated bank loan, but may under unusual circumstances also consider the lender or person inter-positioned between the lender and the Fund to be the issuer of a syndicated bank loan. In making such a determination, the Fund will consider all relevant factors, including the following: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund’s custodian); the credit quality of such lender or inter-positioned person; general economic conditions applicable to such lender or inter-positioned person; and other factors relating to the degree of credit risk, if any, of such lender or inter-positioned person incurred by the Fund.

For purposes of the Concentration Fundamental Policy, a Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Industries are determined by reference to the classifications of industries set forth in a Fund’s semi-annual and annual reports. For the purposes of this Fundamental Policy, the limitation will not apply to a Fund’s investments in: (i) securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipal securities; (iii) repurchase agreements collateralized by the instruments described in (i); and (iv) other investment companies.

For purposes of the Commodities Fundamental Policy, investors should note that as of the date of the Funds’ Statement of Additional Information, the 1940 Act permits investments in commodities and commodity interests.

For purposes of the Borrowing Money Fundamental Policy, if at any time the amount of total Fund assets less all liabilities and indebtedness (but not including the Fund’s borrowings) (“asset coverage”) is less than an amount equal to 300% of any such borrowings, the Fund will reduce its borrowings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations so that such asset coverage is again equal to 300% or more.

For purposes of Fundamental Policies, the term “as permitted under the 1940 Act” indicates that, unless otherwise limited by non-fundamental investment policies, a Fund can borrow and issue senior securities to the extent permitted by the 1940 Act and interpretations thereof, and that no further action generally would be needed to conform the Fund’s Fundamental Policies relating to borrowing and senior securities to future change in the 1940 Act and interpretations thereof. Pursuant to the provisions of the 1940 Act and interpretations thereof, a Fund is permitted to borrow from banks and may also enter into certain transactions that are economically equivalent to borrowing (e.g., reverse repurchase agreements). Under current law as interpreted by the SEC and its staff, a Fund may borrow from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund, in accordance with Rule 18f-4, aggregates the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treats all such transactions as derivatives transactions. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A Fund’s limitation with respect to issuing senior securities is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder. SEC Rule 18f-4 governs the use of derivatives and other similar transactions by an investment company. Under Rule 18f-4, a Fund’s trading of derivatives and other similar transactions that create future payment or delivery obligations is generally subject to value-at-risk leverage limits, derivatives risk management program and reporting requirements, unless the Fund satisfies a “limited derivatives users” exception that is included in the rule.

Acquiring Funds

Concerning the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. However, it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Under current law as interpreted by the SEC and its staff, a Fund may borrow from (a) a bank, provided that immediately after such borrowing, there is an asset coverage of 300% for all borrowings of the Fund, or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund, under Rule 18f-4, aggregates the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treats all such transactions as derivatives transactions. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A Fund’s limitation concerning issuing senior securities does not apply to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder.

SEC Rule 18f-4 governs an investment company’s use of derivatives and other similar transactions. Under Rule 18f-4, a Fund’s trading of derivatives and other similar transactions that create future payment or delivery obligations is subject to value-at-risk leverage limits, derivatives risk management program, and reporting requirements unless the Fund satisfies a “limited derivatives users” exception that is included in the rule.

Each Fund that invests in derivatives to achieve its investment objective will assess such when determining compliance with its concentration policy by considering the economic exposure created by such derivatives. Specifically, when a Fund utilizes derivatives to achieve its investment objectives, it will treat the underlying asset, asset class, or reference entity of the derivative as if it were held directly by the Fund for purposes of determining compliance with its concentration policy. This approach ensures that the Fund’s investments, whether direct or through derivatives, remain consistent with the stated concentration policy, thereby reflecting the Fund’s intended exposure to specific industries or sectors.

Material Differences in the Rights of Fund Shareholders

New Age Alpha Variable Funds Trust and Guggenheim Variable Funds Trust are each Delaware statutory trusts. They are also each governed by their own Declaration of Trust and By-laws. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.

The below table summarizes a number of provisions of the Declaration of Trust and By-laws of the Acquired Funds and the Acquiring Funds, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The governing instruments have certain similar provisions, however there are differences that might impact how each Fund is governed. Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Acquired Funds	Comparison with Acquiring Funds
Voting Rights

The Shareholders shall have power to vote only with respect to (i) the election or removal of Trustees to the extent and as provided in the Declaration of Trust; and (ii) such additional matters relating to the Guggenheim Variable Funds Trust (“Guggenheim Trust”) as may be required by applicable law, the Declaration of Trust, the By-Laws or any registration statement of the Guggenheim Trust filed with the Commission (or any successor agency), or as the Trustees may consider and determine necessary or desirable.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, to determine, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. Without limiting the power of the Trustees in any way to designate otherwise in accordance with the preceding sentence, the Trustees hereby establish that, in the absence of any designation to the contrary, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.

Notwithstanding any other provision of the Declaration of Trust, on any matters submitted to a vote of the Shareholders, all Shares of the Guggenheim Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series or Classes; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only the Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon.

Substantively Similar. Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the New Age Alpha Funds Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the NAA Trust filed with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote as to any matter on which it is entitled to vote. To the extent that the 1940 Act or Delaware law is amended by rule, regulation, order, or no-action letter to eliminate or limit Shareholders’ right to vote on any specific matter, the Shareholders’ right to vote shall be deemed to be amended, modified or interpreted in accordance therewith without further approval by the Trustees or the Shareholders. Shares may be voted in person or by proxy or by any manner authorized by the Trustees. Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefax, telephone or through the Internet or any other means permissible under the Delaware Act, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission. Until Shares of a Series are issued, the Trustees may exercise all of the rights of the Shareholders of such Series with respect to the NAA Trust or such particular Series required or permitted by law or this Declaration of Trust and the By-Laws to be taken by Shareholders. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

	Acquired Funds	Comparison with Acquiring Funds
There shall be no cumulative voting in the election of Trustees.
Shareholder Quorum	Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the Shares entitled to vote shall constitute a quorum at a Shareholders’ meeting.	Substantially Similar. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the outstanding Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting.
Election of Trustees	A plurality of the shares voted shall elect a Trustee.	Substantially Similar. Trustees shall be elected by a plurality of the votes cast at a Shareholders’ meeting at which a quorum is present.
Removal of Trustees	Any Trustee may be removed with or without cause at any meeting of Shareholders by a vote of two-thirds of the Outstanding Shares of the Guggenheim Trust.	Different. Any Trustee may be removed by the affirmative vote of the majority of votes cast at a Shareholders’ meeting.
Approval of a Consolidation or Merger	The Trustees may, without Shareholder approval, unless such approval is required by applicable federal law: (i) cause the Guggenheim Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations, or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation); (ii) cause any one or more Series (or Classes) of the Guggenheim Trust to merge or consolidate with or into any one or more other Series (or Classes) of the Guggenheim Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations; (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute or regulation to the extent permitted by law; or (iv) cause the Guggenheim Trust to reorganize as a corporation, trust, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.	Similar. The Trustees may, without Shareholder vote or approval unless such approval or vote is required by applicable federal and state law, (i) cause the NAA Trust to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the NAA Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States (iv) sell or convey all or substantially all of the assets of the NAA Trust or any Series or Class to another Series or Class of the NAA Trust or to another trust, partnership, limited liability company, association, corporation or other business entity, organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States so long as such trust, partnership, limited liability company, association, corporation or other business entity is an open-end management investment company under the 1940 Act or (v) at any time sell or convert into money all or any part of the assets of the NAA Trust or any Series or Class thereof.

	Acquired Funds	Comparison with Acquiring Funds
Termination of a Trust or Fund	The Guggenheim Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees without Shareholder approval followed by written notice to the Shareholders. Any Series or Class thereof may be terminated at any time by vote of a majority of the Shares of such Series or Class entitled to vote or by the Trustees without Shareholder approval followed by written notice to the Shareholders of such Series or Class.	Substantially Similar. The NAA Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or Class may be terminated at any time by vote of a majority of the Shares of that Series or Class entitled to vote, or by the Trustees by written notice to the Shareholders of that Series or Class.

Comparison of Valuation Policies

Pursuant to each Reorganization Agreement, the Acquired Fund’s valuation procedures will be used to determine the value of the securities transferred in connection with the Reorganization of that Acquired Fund. The Acquired Funds and the Acquiring Funds value their portfolio securities at their current market values determined based on available market quotations. With respect to portfolio securities and assets of an Acquired Fund or Acquiring Fund for which market quotations are not readily available, or are deemed not reliable by the Fund’s valuation designee, the Fund will fair value those securities and assets in good faith.

The Guggenheim Board and the Board of Trustees of New Age Alpha Variable Funds Trust have designated the Acquired Fund Manager and NAA, respectively, as the valuation designee to perform fair valuation determinations for each Acquired Fund or Acquiring Fund, respectively, with respect to all Acquired Fund investments and/or other assets.

Although there are differences in the Acquired Funds’ and Acquiring Funds’ valuation policies, the valuation of the Acquired Funds’ portfolio securities under the Acquired Funds’ valuation procedures is not expected to be materially different than the valuation of the portfolio securities under the Acquiring Funds’ valuation procedures.

INFORMATION ABOUT THE REORGANIZATIONs

The following is a summary of the material terms of each Reorganization Agreement, a form of which is attached as Appendix A and is incorporated herein by reference.

Terms of each Reorganization Agreement

On the Closing Date, each Acquired Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund as of the Effective Time, which is the time at which the Funds calculate their net asset values as set forth in their respective prospectuses on the Closing Date or such other date and time as may be mutually agreed upon in writing by the Acquired Fund and the Acquiring Fund, as determined in accordance with the Acquired Fund’s valuation procedures, established by the Guggenheim Board, and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

Each Acquired Fund expects to distribute the shares of the Acquiring Fund to the record holders of the shares of the Acquired Fund determined as of the Effective Time immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Acquired Funds will be deemed canceled on the books of the Acquired Funds.

Each Fund will make certain standard representations and warranties to each other regarding capitalization, status and conduct of business as of Effective Time.

Unless waived in accordance with each Reorganization Agreement, the obligations of the Acquired Funds and Acquiring Funds, respectively, are conditioned upon, among other things:

●	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by each Reorganization Agreement;

●	the receipt of all necessary approvals, consents, and authorizations under U.S. federal, state and local laws;

●	the truth in all material respects as of the Effective Time of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by each Reorganization Agreement;

●

shareholder approval of a sufficient portion of the reorganizations of other funds managed by Guggenheim Investments constituting a certain amount of aggregate net asset value of such funds subject to the agreement; and

●	the effectiveness under applicable law of this Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto.

Each Reorganization Agreement may be terminated by the Guggenheim Board or the Board of Trustees of New Age Alpha Variable Funds Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with any Reorganization Agreement inadvisable, such as if material events affecting NAA, Guggenheim Investments, or a Fund were to cause a Board of Trustees to determine that a Reorganization is no longer in the best interests of either Fund or its shareholders.

U.S. Federal Income Tax Consequences

The following is a general summary of the certain U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Code. As a condition to the closing of each Reorganization, each Acquired Fund and the corresponding Acquiring Fund will receive a legal opinion from Dechert LLP (counsel to the Acquired Funds) substantially to the effect that for U.S. federal income tax purposes:

1)	The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

3)	The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (5) below;

4)	The holding periods of the assets of the Acquired Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (5) below, in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment assets of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

5)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the distribution to them by the Acquired Fund of the Acquiring Fund shares in exchange for their shares of the Acquired Fund as part of the Reorganization;

7)	The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

8)	The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

9)	The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Each opinion will be based on certain factual certifications made by each Acquired Fund and the corresponding Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the corresponding Acquiring Fund it received.

The tax year of the Acquired Funds is expected to continue with the Acquiring Funds, and the undistributed capital gains, if any, resulting from portfolio repositioning prior to the Reorganizations may be carried over to the corresponding Acquiring Funds.

Even if each Reorganization is a tax-free reorganization for U.S. federal income tax purposes, repositioning of the Acquired Funds’ portfolios may result in net realized capital gains, which may result in taxable distributions to shareholders of the Funds before and/or after the date of the Reorganizations.

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Funds will succeed to the tax attributes of the Acquired Funds (subject to the conditions and limitations under the Code) upon the closing of the Reorganizations, including any capital loss carryovers that could have been used by the Acquired Funds to offset its future realized capital gains, if any, for U.S. federal income tax purposes. Capital losses of the Acquired Funds may be carried forward indefinitely to offset future capital gains. However, the capital losses of the Acquiring Funds, as the successors in interest to the corresponding Acquired Funds, may become subject to an annual limitation as a result of ownership changes if such occur.

Any portfolio transitioning (see “Portfolio Transitioning” below) may result in the recognition of income or capital gain or loss by the Funds, which may result in taxable distributions to shareholders of the Funds. Since the Reorganizations are not expected to close until October 25, 2024, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described may change significantly between now and the date of the Reorganizations. The ability of each Fund to use capital losses to offset gains (even in the absence of the Reorganizations) also depends on factors other than loss limitations, such as the future realization of capital gains or losses. Thus, it is not possible at this time to provide an estimate of the gain or loss that would be recognized in connection with the transition of the portfolios.

As of the end of its fiscal year ended December 31, 2023, the following Acquired Funds had capital loss carryforwards in the following amounts:

	Unlimited		Total Capital Loss Carryforwards
Fund	Short-Term	Long-Term
Series A (StylePlus—Large Core Series)	$ (10,102,748)	—	$ (10,102,748)
Series D (World Equity Income Series)	$ (718,474)	—	$ (718,474)
Series J (StylePlus—Mid Growth Series)	$ (37,738,512)	$ (489,234)	$ (38,227,746)
Series X (StylePlus—Small Growth Series)	—	$ (7,994,427)	$ (7,994,427)
Series Y (StylePlus—Large Growth Series)	$ (3,580,386)	—	$ (3,580,386)

This description of certain U.S. federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Please consult your own tax adviser about the effect of state, local, foreign and other tax laws.

Expenses of the Reorganizations

NAA and Guggenheim Investments or their affiliates will bear the costs incurred with respect to proposing and soliciting approval of the Reorganizations, including, but not limited to, costs associated with the organization of the Acquiring Funds, preparing, printing and distributing this Proxy Statement/Prospectus, proxy solicitation, expenses of holding shareholders’ meetings, and legal fees, accounting fees and securities registration fees. Neither the Acquiring Funds nor the Acquired Funds will bear any of these costs.

Portfolio Transitioning

It is expected that there will be minimal or no portfolio holdings transitioning prior to the Reorganization of Series D (World Equity Income Series). It is expected that Series A (StylePlus—Large Core Series), Series J (StylePlus—Mid Growth Series), Series X (StylePlus—Small Growth Series) and Series Y (StylePlus—Large Growth Series) will each sell a significant portion of its portfolio holdings, including all or certain of their derivatives positions, prior to the applicable Reorganization. To the extent that an Acquired Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales are expected to primarily be invested, prior to the applicable Reorganization, in shares of exchange-traded funds (“ETFs”) that are believed to provide market exposure consistent with the investment strategies of the Acquired Fund, which will be delivered to the Acquiring Fund. The proceeds may also be invested in other temporary investments, including cash, which will be delivered to the Acquiring Fund. Investments in shares of ETFs will likely result in higher transitioning costs and risk than other temporary investments, including cash. During this transition period, the Acquired Fund may not pursue its investment objective and principal investment strategies. In addition, each Acquiring Fund is expected to reposition its portfolio holdings shortly after the Reorganization to align the portfolio with the Acquiring Fund’s strategies. NAA intends to conduct such repositioning in a tax efficient manner while minimizing trading costs. The costs (e.g., brokerage commissions and transaction costs) of transitioning the portfolios of the Funds prior to and after the Reorganizations, as applicable, will be borne by the Funds (and thus the shareholders of the Funds at such time as any transitioning occurs). If the Reorganizations are consummated, it is anticipated that approximately the following percentages of the investments held by the Funds will be sold in connection with the Reorganizations:

Series A (StylePlus—Large Core Series)	143.7%
Series D (World Equity Income Series)	32.4%
Series J (StylePlus—Mid Growth Series)	141.5%
Series X (StylePlus—Small Growth Series)	135.4%
Series Y (StylePlus—Large Growth Series)	144.5%

Certain Funds utilize equity derivatives when pursuing their investment objectives. Such derivatives are excluded in the calculation of portfolio turnover.

Based on the pro forma combined assets of the Acquiring Funds and Acquired Funds as of August 15, 2024, it is estimated that transaction costs will be $16,463 or 0.01% of assets under management with respect to Series A (StylePlus—Large Core Series); $27,788 or 0.02% of assets under management with respect to Series D (World Equity Income Series); $32,443 or 0.02% of assets under management with respect to the Series J (StylePlus—Mid Growth Series); $5,345 or 0.02% of assets under management with respect to Series X (StylePlus—Small Growth Series); and $11,975 or 0.02% of assets under management with respect to Series Y (StylePlus—Large Growth Series). The actual amounts of brokerage and other transaction expenses may change at the time of the Reorganizations based on market conditions and other factors.

In addition, any such portfolio transitioning may result in the recognition of income or capital gain or loss by the Funds, which may result in taxable distributions to shareholders of the Funds. Since the Reorganizations are not expected to close until October 25, 2024, it is not possible at this time to provide an estimate of the income or capital gain or loss to be recognized by a Fund in connection with such portfolio transitioning.

Agreement and Relationship between NAA and Guggenheim Investments

In connection with the Reorganizations, NAA and Guggenheim Investments have entered into an agreement pursuant to which NAA has agreed to purchase from Guggenheim Investments certain assets that relate to Guggenheim Investments’ business of management and operation of the Acquired Funds, contingent upon shareholder approval of a significant portion of the reorganizations of Guggenheim Target Funds (defined below) constituting a certain amount of aggregate net asset value of such funds subject to the agreement, among other conditions. Under the agreement, with respect to the NAA Funds (defined below), NAA shall pay to Guggenheim Investments, in five equal annual installments, 1.2% of the aggregate net asset value of the NAA Funds as of a specific date approximately 60 days following the Reorganizations and otherwise in accordance with the agreement.

Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain conditions are met. Although New Age Alpha Variable Funds Trust and NAA do not believe Section 15(f) of the 1940 Act applies to the Reorganizations, each has covenanted to comply with Section 15(f) of the 1940 Act and to qualify for the “safe harbor” provided by Section 15(f) as if Section 15(f) applied, and consequently:

1.     for a period of three years after the Closing Date, at least 75% of the Trustees of New Age Alpha Variable Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Guggenheim Investments and NAA, and

2.      for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Funds as a result of the Reorganizations or any express or implied terms, conditions, or understandings applicable thereto.

New Age Alpha Variable Funds Trust and a separate trust, New Age Alpha Funds Trust, have several additional series that are not part of these Reorganizations but that are currently expected to acquire the assets of other series of Guggenheim Funds Trust, Transparent Value Trust, or Guggenheim Variable Funds Trust, as applicable (collectively, with the Acquired Funds, the “Guggenheim Target Funds”), in reorganization transactions for which approval of shareholders of the applicable Guggenheim Target Fund is being solicited in separate proxy statements. Those additional series of New Age Alpha Variable Funds Trust and New Age Alpha Funds Trust (collectively with the Acquiring Funds, the “NAA Funds”) are also expected to commence operation concurrently with the closing of the Reorganizations.

The agreement between NAA and Guggenheim Investments can be consummated prior to each of the Guggenheim Target Funds receiving the necessary shareholder approval. For any Guggenheim Target Funds that have not obtained shareholder approval by the time of such closing, the applicable fund reorganizations will not be consummated at that time. In such case, Guggenheim Investments may continue to seek shareholder approval and would seek approval from the relevant Guggenheim Board to enter into an interim investment advisory agreement (or a sub-advisory agreement for those Guggenheim Target Funds with a manager of managers exemptive order) pursuant to which NAA would be responsible for managing those Guggenheim Target Funds until either (a) shareholder approval is obtained and the applicable reorganization is completed, or (b) such Guggenheim Target Fund is liquidated.

If Guggenheim Investments determines it is not beneficial to continue to solicit shareholder approval of a Guggenheim Target Fund’s reorganization or the required shareholder approval is not obtained, Guggenheim Investments currently expects to recommend that the relevant Guggenheim Board of Trustees approve liquidation of such Guggenheim Target Fund. Moreover, if shareholders do not approve reorganizations of Guggenheim Target Funds constituting the required amount of aggregate net asset value and Guggenheim Investments determines it is not beneficial to continue to solicit shareholder approval, no Reorganization will take place and Guggenheim Investments currently expects to recommend that the Guggenheim Board approve liquidation of the Guggenheim Target Funds.

Factors Considered by the Guggenheim Board in Approving each Reorganization Agreement

At an executive session of the Guggenheim Board held in connection with its November 14-15, 2023 regular quarterly meeting (the “November Meeting”), representatives of Guggenheim Investments advised the Guggenheim Board of its conclusion that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans and that it has decided that it no longer intends to manage these equity and related investment strategies. Guggenheim Investments presented its formal proposal for the Reorganizations at a special meeting of the Guggenheim Board held on January 17 and 24, 2024 (the “January Meeting”). During the January Meeting, Guggenheim Investments explained that it had identified NAA as a replacement manager, which it believed had the investment management, operational, and financial capabilities and resources to manage the Acquiring Funds, including investment methodologies that Guggenheim Investments believed could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders while providing shareholders with continuity of investment. The Guggenheim Board was also advised that, as part of the transaction with NAA, Guggenheim Investments was recommending a proposal to reorganize each of the Acquired Funds into newly formed Acquiring Funds to be managed by NAA.

At the January Meeting, Guggenheim Investments reviewed the alternatives for the Acquired Funds it considered to address the concerns identified during its strategic product assessment, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds, and liquidation. Following the completion of its review and analysis of the alternatives, Guggenheim Investments determined that only the transfer of the management and reorganization of the Acquired Funds to a new investment adviser had the potential to provide existing shareholders with continuity of investment. Guggenheim Investments advised the Guggenheim Board that it would recommend that the Guggenheim Board approve the liquidation of the Acquired Funds if the Guggenheim Board or shareholders do not approve the Reorganizations.

The Guggenheim Board considered a variety of relevant matters at the January Meeting. The Guggenheim Board considered the process through which Guggenheim Investments’ identified NAA, which process did not identify other interested advisers for consideration. The Guggenheim Board also considered Guggenheim Investments’ recommendation to reorganize the Acquired Funds into the newly formed Acquiring Funds to be managed by NAA, including Guggenheim Investments’ assessment of, among other things, NAA’s investment strategies, performance record, capabilities and compliance infrastructure, as well as its financial resources and ability to adequately support the Acquiring Funds in the long-term. The Guggenheim Board considered the due diligence Guggenheim Investments had undertaken to evaluate key NAA personnel. The Guggenheim Board also considered that the co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments. The Guggenheim Board noted that although NAA does not have long-term experience with sponsoring and advising a mutual fund complex, it had previously sponsored and managed exchange-traded funds and noted the reasons for the termination of those funds. The Guggenheim Board further noted Guggenheim Investments’ assessment that NAA had built and was continuing to invest in a comprehensive and appropriate infrastructure to properly support the daily operations of the Acquiring Funds, and that NAA would be relying heavily on third-party service providers with experience supporting the operation of mutual funds such as the Acquired and Acquiring Funds.

The Guggenheim Board considered that Guggenheim Investments and NAA intended to enter into a separate agreement pursuant to which NAA would acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including each Acquired Fund, and that Guggenheim Investments would receive compensation in connection with this transaction. The Guggenheim Board noted that the completion of each Reorganization was subject to certain conditions, including shareholder approval, as well as shareholder approval of a sufficient portion of the reorganizations of other funds managed by Guggenheim Investments to meet an aggregate net asset value requirement.

The Guggenheim Board considered that the Reorganizations were expected to qualify as tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”), and thus, Acquired Fund shareholders were expected to receive shares of the Acquiring Funds without recognizing gain or loss. At the January Meeting, Guggenheim Investments representatives discussed the tax consequences of portfolio transition transactions necessary to align portfolio holdings with NAA’s investment strategies and also discussed the tax consequences of liquidating the Acquired Funds, including that in contrast to the tax-fee nature of the Reorganizations, a liquidation may result in tax consequences for shareholders, depending upon their particular circumstances.

At the January Meeting, the Guggenheim Board met with Guggenheim Investments’ President and Chief Investment Officer, among other representatives of Guggenheim Investments, as well as NAA’s Chief Executive Officer, to discuss the proposed Reorganizations. The Guggenheim Board considered information that NAA had provided, including NAA’s resources, staffing, and investment capabilities, as well as NAA’s operational capabilities, including its reliance on third-party service providers, and its marketing and distribution capabilities. The Guggenheim Board also considered the potential tax consequences of transitioning the Acquired Funds to NAA’s investment strategies and NAA advised that such repositioning would be done in a tax-efficient manner while minimizing trading costs.

Subsequent to the January Meeting, the Guggenheim Board worked with counsel to prepare formal due diligence requests (each a “Request”) that were submitted to Guggenheim Investments and NAA on February 21, 2024. Guggenheim Investments and NAA provided documents and information in response to their respective Requests (the “Response Materials”) and thereafter provided additional information in response to supplemental requests (“Supplemental Requests”), which the Guggenheim Board received in advance of a Board meeting held on May 20-21 and 24, 2024 (the “May Meeting”) where the Guggenheim Board considered the proposed Reorganizations.

As part of the Guggenheim Board’s due diligence process, prior to the May Meeting the Guggenheim Board’s Independent Trustees met separately with (i) the independent board members of the Acquiring Funds’ Board; (ii) NAA representatives, including NAA’s Senior Managing Director – Fund and Products Operations who also serves as the Acquiring Funds’ President and Principal Financial Officer and NAA’s General Counsel, Senior Managing Director and Chief Compliance Officer who also serves as the Acquiring Funds’ Assistant Secretary; (iii) counsel to the Acquiring Funds; and (iv) the Acquiring Funds’ Chief Compliance Officer to discuss, among other topics, their roles and responsibilities with respect to the Acquiring Funds, the services to be provided to the Acquiring Funds, the legal and compliance resources of NAA and of the Acquiring Funds and NAA’s “tone at the top” and commitment to compliance.

At the May Meeting, the Guggenheim Board considered Guggenheim Investments’ and NAA’s Response Materials and Supplemental Request responses and again met with Guggenheim Investments’ management and representatives of NAA to discuss the proposed Reorganizations, including the terms of the Reorganization Agreements, and the nature, extent, and quality of services NAA is expected to provide to each of the Acquiring Funds following the Reorganizations.

During the course of its evaluation of the proposed Reorganizations, the Guggenheim Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Guggenheim Board’s Independent Trustees had the assistance of counsel, including their independent legal counsel, counsel to Guggenheim Variable Funds Trust, and special Delaware counsel, who advised them on, among other things, their duties and obligations.

In determining whether to approve the Reorganization Agreement with respect to each Acquired Fund, and whether to recommend that shareholders of each Acquired Fund approve the Reorganization Agreement with respect to their Acquired Fund, the Guggenheim Board received materials outlining, among other things, the legal standards and certain other considerations relevant to the Guggenheim Board’s deliberations. Based on the considerations deemed relevant by each Trustee, the Guggenheim Board, including the Independent Trustees, unanimously concluded that completion of the Reorganizations is in the best interests of each Acquired Fund and its shareholders. The Guggenheim Board’s determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant taken as a whole with respect to each Acquired Fund and its shareholders, and after the Trustees made inquiries into all matters as deemed appropriate. Individual Trustees may have placed different weight and assigned different degrees of materiality to various factors deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

●	Investment Objectives, Strategies and Principal Risks. The Guggenheim Board considered that each Acquired Fund would be reorganized into a newly formed Acquiring Fund. The Guggenheim Board noted that each Acquiring Fund’s investment objective will be substantively the same as that of its corresponding Acquired Fund, and that each Acquiring Fund’s principal investment strategies and principal investment risks will be similar to those of its corresponding Acquired Fund.

●	Investment Performance and Portfolio Management Capabilities. The Guggenheim Board considered that each Acquiring Fund has no operating or performance history and will assume the performance history of its corresponding Acquired Fund at the closing of each Reorganization. The Guggenheim Board also evaluated the performance information provided by NAA for the strategies to be employed by the Acquiring Funds, which included backtested performance, and Guggenheim Investments’ belief that NAA’s investment methodologies could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders and that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Funds after the Reorganizations.

●	Management Fee and Net Total Annual Operating Expenses. With respect to each Acquired Fund, the Guggenheim Board considered the impact of the Reorganization on the management fee and total fees and expenses. The Guggenheim Board considered that each Acquiring Fund would be subject to the same management fee as the corresponding Acquired Fund (although the Acquiring Fund of Series A (StylePlus – Large Core Series) would also implement a breakpoint fee schedule). The Guggenheim Board also considered NAA’s contractual commitment to limit until April 30, 2027, the total annual fund operating expense ratio (after waivers/reimbursements) of each Acquiring Fund (subject to certain exclusions) at a lower level than the current total annual fund operating expense ratio (after any applicable waivers/reimbursements) of the corresponding Acquired Fund as of recent financial statements provided to the Guggenheim Board.

●	Tax Implications. The Guggenheim Board considered the relative tax aspects of the Reorganizations as to the Acquired Funds and their shareholders. Each Reorganization is intended to qualify as a tax-free “reorganization” within the meaning of Section 368 of the Code and will not take place unless an opinion of counsel is provided to that effect. It is expected there will be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a direct result of the Reorganizations.

●	Costs and Expenses of the Reorganizations. The Guggenheim Board considered Guggenheim Investments’ representation that the Acquired Funds will not bear any costs or expenses, directly or indirectly, related to the Reorganizations (excluding portfolio transition expense), regardless of whether the Reorganizations are consummated. The Guggenheim Board also considered NAA’s representation that any portfolio repositioning to align with NAA’s strategies would be done in a tax-efficient manner while minimizing trading costs.

●	NAA’s and the Acquiring Funds’ Compliance Programs. The Guggenheim Board considered information provided by NAA and presentations by and discussions with NAA’s representatives with respect to NAA’s and the Acquiring Funds’ compliance policies and procedures as well as discussions with the Acquiring Funds’ Chief Compliance Officer. In evaluating NAA’s and the Acquiring Funds’ compliance programs, the Guggenheim Board also took into account the assessment by Guggenheim Investments’ Head of Intermediary Compliance and the Acquired Funds’ Chief Compliance Officer that such compliance programs are reasonably designed to prevent violation of the federal securities laws, the Code and other applicable laws, as well as to assure compliance with investment guidelines.

●	Acquiring Funds’ Board Governance. The Guggenheim Board considered information regarding the Acquiring Funds’ Board governance received in writing and through meetings with members of the Acquiring Funds’ Board. The Guggenheim Board also considered that the Guggenheim Board and the Acquiring Funds’ Board are comprised of separate individuals.

●	Terms and Conditions of the Reorganization Agreements. The Guggenheim Board considered the terms of each Reorganization Agreement and the fact that there was no potential for dilution of Acquired Fund shareholder interests because each Acquiring Fund would have no shares outstanding prior to the Reorganizations, with the exception of the NAA Large Core Series, which has issued shares only to NAA in exchange for seed capital investment.

●	Alternatives to the Reorganizations. The Guggenheim Board noted the alternatives for the Acquired Funds considered by Guggenheim Investments, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds, and liquidation, and noted that Guggenheim Investments had determined that only the transfer of the management and reorganization of the Acquired Funds to a new investment adviser had the potential to provide existing shareholders with continuity of investment. It was further noted that Guggenheim Investments believes the Reorganizations to be in the best interests of each Acquired Fund and its shareholders and that if the Guggenheim Board or shareholders did not approve the Reorganizations, Guggenheim Investments would recommend that the Guggenheim Board approve the liquidation of the Acquired Funds.

The Guggenheim Board also considered that, given Guggenheim Investments’ decision to no longer manage the Acquired Funds, the Reorganizations would provide individual shareholders the ability to choose a non-taxable option that allows for continuity of investment as an alternative to liquidation of the Acquired Funds, which would, for tax purposes, trigger any gain or loss that individual shareholders not investing through tax-advantaged accounts have in their shares of the Acquired Funds.

●	Compensation to be Received by Guggenheim Investments. The Guggenheim Board considered that Guggenheim Investments would receive compensation from NAA in connection with NAA’s purchase from Guggenheim Investments of certain assets that relate to Guggenheim Investments’ business of providing investment management services, including each Acquired Fund. In this regard, the Guggenheim Board noted that Guggenheim and NAA had each agreed to comply with Section 15(f) of the 1940 Act, and to qualify for the “safe harbor” such that (i) for a period of three years after the Reorganizations at least 75% of the Acquiring Funds’ Board will not be “interested persons” of Guggenheim Investments or NAA and (ii) for a period of two years after the Reorganizations no “unfair burden” will be imposed on the Acquiring Funds as a result of the Reorganizations.

●	Other Factors. The Guggenheim Board considered additional information provided by Guggenheim Investments and NAA in their Response Materials and Supplemental Request responses regarding the nature, extent, and quality of services to be provided by NAA; NAA’s costs of and profits from services it would provide to the Acquiring Funds; the potential economies of scale if the Acquiring Funds were to grow; and the potential benefits to be derived by NAA as a result of the Reorganizations. The Guggenheim Board also considered the risks associated with the Acquiring Funds, including that the Acquiring Funds are newly formed and that NAA, as the investment adviser to the Acquiring Funds, has a limited operating history.

Based on its consideration of the Reorganization of each Acquired Fund, the Guggenheim Board recommends that shareholders of each Acquired Fund approve the Reorganization Agreement of their Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Acquiring Funds and Acquired Funds is included in each Fund’s prospectus and statement of additional information. Information about the Acquired Funds is also included in its most recent Annual Report and Semi-Annual Report. Please review this important information carefully.

DESCRIPTION OF INDEXES

Certain Acquiring Funds’ investment strategies are expected to exceed the total return or dividend payments of an index, as noted above. The reference indexes are described below.

Fund	Reference Index	Description
NAA Large Core Series	S&P 500® Index	The S&P 500 is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
NAA Large Growth Series	S&P 500® Growth Index	The S&P 500 Growth measures constituents from the S&P 500 that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price, and momentum.
NAA Mid Growth Series	S&P MidCap 400® Growth Index	The S&P MidCap 400 Growth Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500 Growth Index, is designed to measure the performance of 400 mid-sized growth companies, reflecting the distinctive risk and return of this market segment.
NAA Small Growth Series	S&P SmallCap 600® Growth Index	The S&P SmallCap 600 Growth measures constituents from the S&P SmallCap 600 that are classified as growth stocks based on three factors: sales growth, the ratio of earnings to price, and momentum.
NAA World Equity Income Series	S&P Developed BMI® Index	The S&P Developed BMI is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in countries outside the U.S., including 25 developed markets.

For more information about the Acquiring Funds, please see Appendix C.

Financial Highlights

The fiscal year end for the Acquired Funds and the Acquiring Funds is December 31.

The financial highlights of the Acquired Funds contained in Appendix D have been derived from financial statements audited by Ernst & Young LLP.

As of the date of this Proxy Statement/Prospectus, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds have no financial highlights. Each Acquiring Fund will assume the accounting history of the corresponding Acquired Fund at the closing of the Reorganization of that Acquired Fund.

Forms of Organization

Each Acquiring Fund is a diversified series of New Age Alpha Variable Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Funds are overseen by a board of trustees consisting of four members, three of whom are not “interested persons” persons (as defined in the 1940 Act) of New Age Alpha Variable Funds Trust.

Each Acquired Fund is a diversified series of Guggenheim Variable Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquired Funds are overseen by the Guggenheim Board, which consists of seven members, six of whom are not “interested persons” persons (as defined in the 1940 Act) of Guggenheim Variable Funds Trust.

The Guggenheim Board and the Acquiring Funds’ Board are comprised of separate individuals.

Security Ownership of Management and Principal Shareholders

As of the Record Date, the current officers and trustees of each Acquired Fund, in the aggregate, owned less than 1% of the outstanding shares of any Acquired Fund. As of the date of this Proxy Statement/Prospectus, NAA owns 100% of the shares of NAA Large Core Series while each other Acquiring Fund has no shareholders. A list of the 5% shareholders of the Acquired Funds as of the Record Date is contained in Appendix E.

1

OTHER BUSINESS

The Guggenheim Board does not intend to present any other business at the Special Meeting with respect to the Acquired Funds. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying voting instruction card or proxy card will vote thereon in accordance with their discretion.

2

SHAREHOLDER COMMUNICATIONS WITH THE GUGGENHEIM BOARD

Shareholders may send communications to the Guggenheim Board. Shareholders should send communications intended for the Guggenheim Board by addressing the communications to the Guggenheim Board, in care of the President of the Guggenheim Trust and sending the communication to 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The President of the Guggenheim Trust may, in good faith, determine that a shareholder communication should not be provided to the Guggenheim Board because it does not reasonably relate to the Guggenheim Trust or its operations, management, activities, policies, service providers, Guggenheim Board, officers, shareholders or other matters relating to an investment in the Fund or is otherwise immaterial in nature. Other shareholder communications received by the Fund not directly addressed and sent to the Guggenheim Board will be reviewed and generally responded to by management, and will be forwarded to the Guggenheim Board only at management’s discretion based on the matters contained therein.

3

VOTING INFORMATION

Vote Required

Only shareholders of each Acquired Fund will vote on the Reorganization applicable to the Acquired Fund(s) of which they are a shareholder. Approval of each Reorganization will require a majority of the shares of the applicable Acquired Fund voted at the Special Meeting when a quorum is present with respect to such Acquired Fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

General

The Guggenheim Board is soliciting your vote for a joint special meeting of the Acquired Funds’ shareholders. Each Acquired Fund has retained EQ Fund Solutions, LLC (the “Solicitor”) to assist in the solicitation of votes, at an estimated aggregated cost of $88,500. This cost estimate includes expenses related to other proposed reorganizations of other Guggenheim Target Funds discussed in other proxy statements/prospectuses. NAA and Guggenheim Investments will bear this cost. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (800) 290-6433. In addition to solicitation by mail, certain officers and representatives of the Acquired Funds, officers and employees of Guggenheim Investments or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, facsimile, or other communication.

The Guggenheim Board has named Amy J. Lee, Mark E. Mathiasen and Michael P. Megaris, or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares, on behalf of Participating Insurance Companies, as directed by shareholders.

If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment, including on any proposal to adjourn the Special Meeting. As of the date of this Proxy Statement/Prospectus, the Guggenheim Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum

The presence of thirty-three and one-third percent (33-1/3%) of the shares of an Acquired Fund entitled to vote constitutes a quorum for the shareholder meeting of such Acquired Fund. The existence of a quorum will be determined separately for each Acquired Fund.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by the chairman of the meeting, the Guggenheim Board or the chairman of the Special Meeting may propose one or more adjournments of the Special Meeting with respect to one or more of the Acquired Funds for any reason in accordance with the organizational documents of Guggenheim Variable Funds Trust and applicable law. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions will have no effect on the outcome of a vote with respect to a Reorganization.

Broker-dealer firms holding shares of the Acquired Funds in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the New York Stock Exchange, broker-dealer firms may, for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Guggenheim Board to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. Each Proposal is not a “routine” matter under the rules of the New York Stock Exchange. If you do not give instructions to your broker, your broker will not be able to vote your shares with respect to this proposal. We urge you to provide instructions to your broker or nominee so that your votes may be counted. Because each Proposal is considered non-routine, there are not expected to be any broker non-votes.

4

Joint Meeting

The Special Meeting is scheduled as a joint meeting of the Acquired Funds, whose votes on similar proposals applicable to such Acquired Funds are being solicited separately, because the shareholders of the Acquired Funds are expected to consider and vote on similar matters. In the event that any shareholder present at the Special Meeting objects to the holding of a joint meeting and moves for the adjournment of his or her Acquired Fund’s meeting to a time immediately after the Special Meeting so that each Acquired Fund’s meeting may be held separately, the persons named as proxies will vote in favor of such adjournment.

Shareholders of each Acquired Fund will vote separately on the respective proposal relating to their Acquired Fund.

Shareholder Proposals

The Acquired Funds are not required to hold annual meetings and currently do not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable U.S. federal and state laws.

Householding

Householding is an option that may be available to certain Acquired Fund investors through their financial intermediary. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Prompt execution and return of the enclosed voting instruction card or proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your voting instruction card or proxy card.

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APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Funds or the Acquiring Funds. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [  ], 2024, by and between [Guggenheim Funds Trust/Guggenheim Variable Funds/Transparent Value Trust] (the “Acquired Fund Trust”), a Delaware statutory trust, on behalf of its series, [  ] (the “Acquired Fund”), and [New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust] (the “Acquiring Fund Trust”), a Delaware statutory trust, on behalf of its series, [  ] (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New Age Alpha Advisors, LLC (the “Acquiring Fund Adviser”), a Delaware limited liability company, joins this Agreement solely for purposes of paragraphs 5.13 and 8.2; and [Security Investors, LLC (“SI”), a Kansas limited liability company/Guggenheim Partners Investment Management, LLC (“GPIM”), a Delaware limited liability company], the “Acquired Fund Adviser”), joins this Agreement solely for purposes of paragraph 8.2.

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the reorganization will consist of the transfer of the Assets (as defined in paragraph 1.2) to the Acquiring Fund in exchange solely for, as applicable, [Class A, Class C, Institutional Class and Class P] shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the Liabilities (as defined in paragraph 1.3), and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the corresponding class of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION

1.1.          The Reorganization. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), the Acquired Fund Trust shall, on behalf of the Acquired Fund, assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) to the Acquiring Fund Trust, on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund Trust shall, on behalf of the Acquiring Fund, deliver to the Acquired Fund Trust, on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares, and the Acquiring Fund Trust shall assume the Liabilities (as defined in paragraph 1.3) on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered to the Acquired Fund Trust on behalf of the Acquired Fund shall be determined as set forth in paragraph 2.3.

1.2.          Assets of the Acquired Fund. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records (or copies thereof consistent with Rule 31a-3 under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund to prepare and file tax returns pursuant to paragraphs 5.11 and 5.12 of this Agreement.

1.3.          Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations. The Acquiring Fund shall assume all liabilities, obligations, and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time, and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”). At and after the Effective Time, the Liabilities shall become and be the liabilities of the Acquiring Fund and may be enforced only against the Acquiring Fund.

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1.4.          Distribution of Acquiring Fund Shares. At the Closing (as defined in paragraph 3.1) (or as soon thereafter as is reasonably practicable), the Acquired Fund Trust, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from the Acquiring Fund Trust pursuant to paragraph 1.1 pro rata by class, if any, to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares of the corresponding class, as applicable, then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. Immediately following such distribution, all issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such transfers.

1.5.          Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund’s shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred and any request for such transfer shall be accompanied by proper documentation.

1.6.          Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares by the Acquired Fund Shareholders will be shown on the books of the Acquiring Fund’s transfer agent at the Closing (or as soon thereafter as is reasonably practicable).

1.7.          Filing Responsibilities of Acquired Fund. Except as otherwise expressly provided herein or agreed to in writing by the parties prior to the Closing Date, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date. Thereafter, any such reporting responsibility shall be the responsibility of the Acquiring Fund.

1.8.         Termination of Acquired Fund. The Acquired Fund will be dissolved, have its affairs wound up and be terminated as a series of the Acquired Fund Trust in accordance with Delaware law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1.          Net Asset Value of the Acquired Fund. In connection with the Reorganization, the net asset value of the outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that day, using the valuation procedures adopted by the Board of Trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board”), as described in the then-current prospectus and statement of additional information of the Acquired Fund.

2.2.          Net Asset Value of the Acquiring Fund. In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in accordance with paragraph 2.1.

2.3.          Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in connection with the Reorganization shall be equal to the number of full and fractional Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time or shall be determined by dividing the net asset value of the Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined in accordance with paragraph 2.2.

2.4.          Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (generally the close of normal trading on the New York Stock Exchange (“NYSE”)) on the Closing Date or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).

ARTICLE III

CLOSING

3.1.          Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur on such date as to which the parties may agree (the “Closing Date”) and shall occur by email or other communication or at such place as to which the parties may agree, subject to the satisfaction or waiver (to the extent permitted by applicable law) of the conditions precedent to the Closing set forth in Article 6 of this Agreement (other than those conditions that by their terms are to be satisfied by actions taken at the Closing, but subject to the satisfaction or, to the extent permitted, waiver of those conditions at the Closing). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

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3.2.           Transfer and Delivery of Assets. The Acquired Fund Trust shall direct The Bank of New York Mellon (“BNYM”), as custodian for the Acquired Fund, to deliver to the Acquiring Fund Trust at the Closing a certificate or representation of an authorized officer of BNYM stating that the Assets were delivered in proper form to the Acquiring Fund at the Effective Time. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNYM, as custodian for the Acquired Fund, to those persons at [BNYM], which also serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. BNYM shall deliver to those persons at [BNYM] who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of BNYM and of each “Securities Depository,” as defined in Rule 17f-4 under the 1940 Act, or other custodian as authorized under the 1940 Act, in which the Assets are deposited, the Assets deposited with such depositories or other custodian. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds or such other appropriate means on the Closing Date.

3.3.          Share Records. The Acquired Fund Trust shall direct MUFG Investor Services (“MUFG”), in its capacity as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund Trust at the Closing a certificate or other documentation of an authorized officer of MUFG stating that its records contain the names and addresses of the Acquired Fund Shareholders and the class, number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Chief Financial Officer of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4.          Postponement of Effective Time. In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the investment adviser of the Acquired Fund or the investment adviser of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.          Failure to Deliver Assets. If the Acquired Fund is unable to make delivery pursuant to paragraph 3.2 to the custodian for the Acquiring Fund of any of the Assets for the reason that any of such Assets have not yet been delivered to it by the Acquired Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips, and shall use its reasonable best efforts to deliver any such Assets to the custodian as soon as reasonably practicable.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1.        Representations and Warranties of the Acquired Fund Trust. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Acquired Fund Trust, the Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Trust, on behalf of the Acquiring Fund, as follows:

(a)            The Acquired Fund is a duly established series of the Acquired Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquired Fund Trust’s Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)           The Acquired Fund Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund Trust, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

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(d)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they are made, not materially misleading.

(e)            Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, at the Effective Time, the Acquired Fund Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, and upon delivery and payment for such Assets, the Acquiring Fund Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto; provided, however, that certain Assets may be pledged against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments or transactions, in accordance with the terms of such contracts.

(f)            Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Acquired Fund Trust, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in a material violation of Delaware law or of its Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been amended from time to time.

(g)           Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, all material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments or transactions [and those contracts listed on Schedule 4.1]) will terminate without liability to the Acquired Fund on or prior to the Effective Time.

(h)           Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is known to be presently pending or, to the Acquired Fund Trust’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. The Acquired Fund Trust, on behalf of the Acquired Fund, knows of no facts which are reasonably likely to form the basis for the institution of such proceedings. The Acquired Fund Trust, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i)            The financial statements of the Acquired Fund for its most recently completed fiscal year prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)            Since the last day of the Acquired Fund’s most recently completed fiscal year prior to the date of this Agreement, there has not been any known material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by it of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of its liabilities, distributions of net investment income and net realized capital gains, or the redemption of its shares by shareholders of the Acquired Fund shall not constitute a material adverse change either individually or in the aggregate.

(k)           For each taxable year of the Acquired Fund’s operations and for the portion through the Closing Date of the taxable year of the Acquired Fund that includes the Closing Date, the Acquired Fund met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed as of the Closing Date substantially all of its investment company taxable income and net tax-exempt income (computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) required to be distributed by the Closing Date.

(l)            At the Effective Time, all material federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes shown as due on said returns, forms and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted in writing with respect to such returns, which assessment has not been resolved.

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(m)          All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund Trust and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of MUFG, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Acquired Fund Trust Board, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)           The information to be furnished by the Acquired Fund for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Commission and the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)           The N-14 Registration Statement (as defined in paragraph 5.6), insofar as it relates to information provided by the Acquired Fund for use therein, from the date of the N-14 Registration Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund Trust, the Acquiring Fund or the Acquiring Fund Adviser for use therein.

4.2.        Representations and Warranties of the Acquiring Fund Trust. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Acquiring Fund Trust, the Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Trust, on behalf of the Acquired Fund, as follows:

(a)           The Acquiring Fund is a duly established series of the Acquiring Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Fund Trust’s Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as described in the N-14 Registration Statement.

(b)           The Acquiring Fund Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect or is anticipated to be in full force and effect on the Closing Date.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

(d)           At or prior to the Effective Time, the Acquiring Fund Trust shall have on file with the Commission an effective registration statement for the Acquiring Fund.

(e)           The prospectus and statement of additional information of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

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(f)            Except as otherwise disclosed to and accepted by or on behalf of the Acquired Fund, at the Effective Time, the Acquiring Fund Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets (if any), free of any liens or other encumbrances.

(g)           Except as otherwise disclosed to and accepted by or on behalf of the Acquired Fund, the Acquiring Fund Trust, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws, each as may have been amended from time to time, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(h)           Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund Trust’s knowledge, threatened against the Acquiring Fund Trust or any of its properties or assets that, if adversely determined, would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund Trust, on behalf of the Acquiring Fund, knows of no facts which are reasonably likely to form the basis for the institution of such proceedings. The Acquiring Fund Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i)            At the Effective Time, the Acquiring Fund will have no assets (other than possibly a de minimis amount of assets to facilitate the transactions described in this Agreement) and no liabilities of any kind. The Acquiring Fund will not commence operations until after the Effective Time.

(j)            The Acquiring Fund was established as a new series of the Acquiring Fund Trust for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis amount of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund will take all steps necessary after the Closing Date to qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code. Immediately before the Effective Time, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, immediately before the Effective Time, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The authorized capital of the Acquiring Fund Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board”) may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized and offered shares of beneficial interest of the Acquiring Fund will include [Class A shares, Class C shares, Institutional Class shares and Class P] shares, each having the characteristics described in the Acquiring Fund’s prospectus. No options, warrants, or other rights to subscribe for or purchase, or securities convertible into, any Acquiring Fund Shares are outstanding.

(k)           The execution, delivery and performance of this Agreement by the Acquiring Fund Trust will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Acquiring Fund Trust Board, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)            The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Acquiring Fund Trust, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

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(m)           The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state or local regulatory authority (including the Commission and FINRA) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(n)           The N-14 Registration Statement, insofar as it relates to information provided by the Acquiring Fund and the Acquiring Fund Shares for use therein, from the date of the N-14 Registration Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund Trust, the Acquired Fund or the Acquired Fund Adviser for use therein.

(o)           The Acquiring Fund’s investment advisory agreement with the Acquiring Fund Adviser complies with Section 15 of the 1940 Act and has been properly approved pursuant to Sections 15(a) and 15(c) of the 1940 Act.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1.          Conduct of Business. The Acquired Fund will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to the Acquired Fund will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable. The Acquiring Fund shall not publicly issue any shares or other securities, or conduct any business or activity prior to the Closing except for such activity as is required to consummate the transactions contemplated by this Agreement.

5.2.          Meeting of Shareholders. The Acquired Fund Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4.          Information. The Acquired Fund Trust, on behalf of the Acquired Fund, will assist the Acquiring Fund Trust in obtaining such information as the Acquiring Fund Trust reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.          Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing.

5.6.          N-14 Registration Statement. The parties shall cooperate in preparing, and the Acquiring Fund Trust shall file with the Commission, a registration statement on Form N-14 (the “N-14 Registration Statement”) in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          Liquidating Distribution. At the Closing (or as soon as is reasonably practicable after the Closing), the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in paragraph 1.4.

5.8.          Best Efforts. The Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          Other Instruments. The Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund Trust’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund Trust’s, on behalf of the Acquiring Fund, title to and possession of the Assets and assumption of the Liabilities.

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5.10.        Regulatory Approvals. The Acquiring Fund Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, as may be necessary in order to continue its operations after the Effective Time.

5.11.        Reorganization. The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1) of the Code, except as otherwise required pursuant to a “determination” as such term is defined in Section 1313 of the Code.

5.12.        Tax Filings. The Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed for taxable years ending prior to the Closing Date and further shall provide to the Acquiring Fund such tax returns in a timely manner, and the Acquired Fund and the Acquiring Fund shall cooperate in filing such tax returns with the appropriate taxing authorities. The Acquiring Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund for taxable years ending after the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.

5.13.        Compliance with Section 15(f) of the 1940 Act. (a) The Acquiring Fund Trust agrees that for a period of three years after the Closing Date, the Acquiring Fund Trust will maintain the composition of the Acquiring Fund Trust Board so that at least 75% of the members of the Acquiring Fund Trust Board (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Acquiring Fund Adviser or the Acquired Fund Adviser; and (b) the Acquiring Fund Adviser agrees that for a period of two years after the Closing Date, neither the Acquiring Fund Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

ARTICLE VI

CONDITIONS PRECEDENT

6.1.        Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Fund Trust’s election, to the following conditions:

(a)          All representations and warranties of the Acquiring Fund Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)          The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940 Act.

(c)          The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied in all material respects with the provisions required by this Agreement to be performed or complied with by the Acquiring Fund Trust, on behalf of the Acquiring Fund, on or before the Effective Time.

(d)          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

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6.2.        Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Fund Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund Trust’s election, to the following conditions:

(a)          All representations and warranties of the Acquired Fund Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)          The Acquired Fund Trust shall have delivered to the Acquiring Fund information about known assets and liabilities, as of the Effective Time, certified by the Treasurer of the Acquired Fund Trust.

(c)          The Acquired Fund Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied in all material respects with the provisions required by this Agreement to be performed or complied with by the Acquired Fund Trust, on behalf of the Acquired Fund, on or before the Effective Time.

(d)          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(e)          On or prior to the Closing Date, the Acquired Fund will, if applicable, declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date.

6.3.        Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund Trust, on behalf of the Acquired Fund, or the Acquiring Fund Trust, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.

(a)          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of the Acquired Fund Trust’s Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been further amended from time to time, applicable Delaware law and the 1940 Act and the regulations thereunder, and copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the conditions set forth in this paragraph 6.3(a) may not be waived.

(b)          Each of the conditions to the Closing set forth in Section [  ] of the [Transaction Agreement] among the Acquiring Fund Adviser, the Acquired Fund Adviser, and certain of their affiliates (the “Transaction Agreement”) have been satisfied or waived by the relevant party and the transactions contemplated by the Transaction Agreement will close concurrently with the Closing.

(c)          At the Effective Time, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to the knowledge of the Acquired Fund Trust or the Acquiring Fund Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquired Fund Trust and the Acquiring Fund Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)          The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)          The Acquired Fund Trust and the Acquiring Fund Trust shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)           The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will constitute a reorganization under Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

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(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of such Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities.

(4)           No gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization.

(5)           The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.

(6)           The basis of the Acquired Fund’s Assets received by the Acquiring Fund in the Reorganization will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (2) above.

(7)           The holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.

(8)           The holding period of the Acquired Fund’s Assets in the hands of the Acquiring Fund will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund (except where investment assets of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset and except for any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above).

(9)           The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of the Acquired Fund Trust and the Acquiring Fund Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(f).

(g)          BNYM shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(h)          MUFG shall have delivered such certificate as set forth in paragraph 3.3.

(i)          The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have issued and delivered to the Secretary of the Acquired Fund Trust, on behalf of the Acquired Fund, the confirmation as set forth in paragraph 3.3.

(j)          Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION AND LIABILITIES

7.1.        Indemnification by the Acquiring Fund Trust. The Acquiring Fund Trust, solely out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund Trust, the Acquired Fund and the members of the Acquired Fund Trust Board and their respective officers, employees, investment adviser and agents (the “Acquired Fund Trust Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) collectively, “Loss”) to which, any Acquired Fund Trust Indemnified Party may become subject, insofar as such Loss arises out of or is based on any breach by the Acquiring Fund Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such Loss shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquired Fund or the Acquired Fund Trust Indemnified Parties.

A-10

7.2.        Indemnification by the Acquired Fund Trust. The Acquired Fund Trust, solely out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Fund Trust, the Acquiring Fund and the members of the Acquiring Fund Trust Board and their respective officers, employees, investment adviser and agents (the “Acquiring Fund Trust Indemnified Parties”) from and against any and all Loss to which any Acquiring Fund Trust Indemnified Party may become subject, insofar as such Loss arises out of or is based on any breach by the Acquired Fund Trust or the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such Loss shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or the Acquiring Fund Trust Indemnified Parties.

7.3.        Liability of the Acquired Fund Trust. The Acquiring Fund Trust understands and agrees that its obligations on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquired Fund Trust personally, but shall bind only the Acquired Fund’s property. Moreover, no series of the Acquired Fund Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Fund Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. This Agreement has been signed and delivered on behalf of the Acquired Fund Trust, on behalf of the Acquired Fund, by an authorized officer of the Acquired Fund Trust, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquired Fund.

7.4.        Liability of the Acquiring Fund Trust. The Acquired Fund Trust understands and agrees that its obligations on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquiring Fund Trust personally, but shall bind only the Acquiring Fund’s property. Moreover, no series of the Acquiring Fund Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Fund Trust hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. This Agreement has been signed and delivered on behalf of the Acquiring Fund Trust, on behalf of the Acquiring Fund, by an authorized officer of the Acquiring Fund Trust, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1.        No Broker or Finder Fees. The Acquired Fund Trust and the Acquiring Fund Trust, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2.        Expenses of Reorganization. The expenses relating to the Reorganization, other than transaction costs (including brokerage commissions, transaction charges and related fees) associated with any sales and purchases made in connection with the Reorganization, will be borne by the Acquiring Fund Adviser and its affiliates and the Acquired Fund Adviser and its affiliates and will not be paid by the Funds, whether or not the Reorganization is consummated. The expenses relating to the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organization of the Acquiring Fund, preparing, printing and distributing the N-14 Registration Statement, proxy solicitation, expenses of holding shareholders’ meetings, and legal fees, accounting fees and securities registration fees.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1.        Amendments. This Agreement may be amended, modified or supplemented in writing signed by the parties hereto to be bound by such amendment; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

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9.2.        Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Acquired Fund Trust Board or the Acquiring Fund Trust Board, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with this Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed as follows:

If to the Acquired Fund Trust:

[  ]

c/o [   ]

[  ]

[  ]

Attn.: [           ]

Telephone: [          ]

Email: [          ]

With copies to (which shall not constitute notice) to:

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Attn.: [         ]

Telephone No.: [         ]

Email: [         ]

If to the Acquiring Fund Trust:

[New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust]

555 Theodore Fremd Ave.

Suite A-101

Rye, New York 10580

Attention: Armen Arus, CEO

Telephone No.: (212) 922-2690

Email: aarus@newagealpha.com

With a copy (which shall not constitute notice) to:

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Attn.: Bo James Howell

Telephone No.: (513) 991-8472

Email: bo.howell@fintechlegal.io

If to the Acquired Fund Adviser:

[       ]

Attention: [         ]

Telephone No.: [        ]

Email: [         ]

A-12

If to the Acquiring Fund Adviser:

New Age Alpha Advisors, LLC

555 Theodore Fremd Ave.

Suite A-101

Rye, New York 10580

Attention: Michael Semack, General Counsel

Telephone No.: (212) 922-2682

Email: msemack@newagealpha.com

ARTICLE XI

MISCELLANEOUS

11.1.          Entire Agreement. The Acquiring Fund Trust and the Acquired Fund Trust agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2.          Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in paragraphs 7.1 and 7.2 shall survive the Closing.

11.3.          Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4.          Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5.          Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6.          Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Remainder of page intentionally blank]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [   ] day [   ], 2024.

[Guggenheim Funds Trust/Guggenheim Variable Funds/Transparent Value Trust] on behalf of its series, [ ]

By:

Name: [ ]
Title: [ ]

[New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust] on behalf of its series, [ ]

By:

Name: Keith Kemp
Title: President

Solely for purposes of paragraph 8.2 [Security Investors, LLC/Guggenheim Partners Investment Management, LLC]

By:

Name: [ ]
Title: [ ]

Solely for purposes of paragraphs 5.13 and 8.2 New Age Alpha Advisors, LLC

By:

Name: Armen Arus
Title: Manager

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APPENDIX B

PRINCIPAL RISKS OF THE ACQUIRED FUNDS

Risk	Series A (StylePlus –Large Core Series)	Series D (World Equity Income Series)	Series J (StylePlus –Mid Growth Series)	Series X (StylePlus—Small Growth Series)	Series Y (StylePlus –Large Growth Series)
Asset-Backed Securities Risk	X		X	X	X
Capitalization Securities Risk		X
Collateralized Loan Obligations and Collateralized Debt Obligations	X		X	X	X
Commercial Paper Risk	X		X	X	X
Convertible Securities Risk	X	X	X	X	X
Counterparty Credit Risk	X	X	X	X	X
Credit Risk	X	X	X	X	X
Currency Risk		X
Depositary Receipt Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Dividend-Paying Stock Risk		X
Emerging Markets Risk		X
Equity Securities Risk	X	X	X	X	X
Extension Risk	X		X	X	X
Foreign Securities and Currency Risk	X	X	X	X	X
Futures Contracts Risk	X	X	X	X	X
Geographic Focus Risk		X
Growth Stocks Risk	X		X	X	X
High Yield and Unrated Securities Risk	X		X	X	X
Interest Rate Risk	X	X	X	X	X
Investment in Investment Vehicles Risk	X	X	X	X	X
Investment in Loans Risk	X		X	X	X
Large-Capitalization Securities Risk	X				X
Leverage Risk	X		X	X	X
Liquidity and Valuation Risk	X	X	X	X	X
Management Risk	X	X	X	X	X
Market Risk	X	X	X	X	X

Risk	Series A (StylePlus –Large Core Series)	Series D (World Equity Income Series)	Series J (StylePlus –Mid Growth Series)	Series X (StylePlus—Small Growth Series)	Series Y (StylePlus –Large Growth Series)
Mid-Capitalization Securities Risk			X
Options Risk	X		X	X	X
Preferred Securities Risk	X	X	X	X	X
Prepayment Risk	X		X	X	X
Regulatory and Legal Risk	X	X	X	X	X
Restricted Securities Risk	X		X	X	X
Sector Emphasis Risk		X
Small-Capitalization Securities Risk				X
Swap Agreements Risk	X		X	X	X
U.S. Government Securities Risk	X		X	X	X
Value Stocks Risk	X				X
Zero Coupon and Payment-In-Kind Securities Risk	X		X	X	X

Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments (such as collateralized mortgage obligations), generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities. Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in interest rates and other factors difficult to predict, causing their prices to be volatile. Asset-backed securities are also particularly subject to market, liquidity and valuation, prepayment and extension risks, and are also subject to risk of impairment of the value of the underlying asset. Additional risks relating to investments in asset-backed securities may arise principally because of the type of asset-backed securities in which the Fund invests, with such risks primarily associated with the particular assets collateralizing the asset-backed securities, the structure of such asset-backed securities or the tranche or priority of the asset-backed security held by the Fund.

Capitalization Securities Risk—The Fund may have significant exposure to securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range may underperform other segments of the equity market or the equity market as a whole.

Collateralized Loan Obligations and Collateralized Debt Obligations Risk—CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investing in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks. CLOs incur indebtedness by issuing classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults or trading losses. Such losses on the underlying assets are borne first by the holders of subordinate tranches, which may take the form of an equity interest. The Fund’s investments in CLOs may decrease in market value when the CLO’s assets experience loan defaults or credit impairment, losses that exceed the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class.

CDOs are structured similarly to CLOs and bear many of the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities), synthetic instruments or bonds, and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of the most subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. Moreover, CDOs that obtain their exposure through synthetic investments are exposed to risks associated with derivative instruments.

Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services or an actual or perceived change in financial condition or reputation. The issuer, guarantor or counterparty could also suffer a rapid decline in credit rating, which would adversely affect the value, price volatility and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.

Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. The Fund’s foreign currency hedging transactions and techniques may not be effective and, in certain cases, may adversely affect the Fund. In addition, the Fund’s ability to engage in these transactions and techniques may be limited under certain circumstances.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.

Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Futures are also subject to leverage and liquidity risks.

Options Risk—Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Dividend-Paying Stock Risk—As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of the risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed. Furthermore, investments in or exposure to emerging markets are generally subject to risks in addition to the risks associated with investing in foreign securities, including the risks associated with trading in smaller markets, lower volumes of trading, limited information about issuers and securities, being subject to lower levels of government regulation and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements, and being subject to potential expropriation or nationalization of private properties and other adverse political, economic and social events.

Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixed income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline. These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Geographic Focus Risk—Because the Fund, from time to time, focuses its investments in different geographic regions, the Fund’s performance may be particularly susceptible to adverse social, political, natural and man-made catastrophic and economic conditions or events within such regions. As a result, the Fund’s performance may be more volatile than the performance of a more geographically diversified fund.

Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. These securities generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit and default risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies. Based on its investment strategies, a significant portion of the Fund’s investments (directly or indirectly) can be comprised of high yield, below investment grade and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.

Interest Rate Risk—Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, sometimes suddenly and significantly. When interest rates decrease, the values of fixed-income and other debt instruments generally rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns and performance may be adversely affected by changing interest rates. Changes in monetary policy may exacerbate the risks associated with changing interest rates.

Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds, Guggenheim short-term funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.

Investment in Loans Risk—The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk, risk of subordination to other creditors, extension risk and risk of insufficient or lack of protection under the federal securities law. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately because of, among other factors, limited public information regarding the loan or the borrowers and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. This risk is increased if the Fund’s loans are secured by a single asset. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund (or an underlying fund) thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s and the credit group’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants, which require a borrower and the related credit group to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund is exposed to, including through investment in underlying funds, loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These “covenant-lite” loans or similar debt obligations are particularly subject to the risks associated with investments in loans as described above.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives and reverse repurchase agreements, may cause the Fund to be more volatile and riskier and magnify the Fund’s losses to an extent greater than if it had not been leveraged.

Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks are heightened in a changing interest rate or volatile environment.

Management Risk— The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these and other factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences. In addition, the Fund is subject to the risks associated with the Investment Manager’s allocation of assets between or among sleeves, including the timing and amount of such allocations.

Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this occurs, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.

Regulatory and Legal Risk— U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Sector Emphasis Risk—If the Fund invests a significant amount of its assets in any one sector, the Fund’s performance will depend to a greater extent on the overall condition of the sector and there is increased risk that the Fund will lose value if conditions adversely affect that sector. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations as a result of changes in economic, public health or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other sectors. To the extent the Fund is heavily invested in a particular sector, the Fund’s share price may be more volatile than the value of shares of a mutual fund that invests in a broader range of sectors.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large-capitalization companies.

U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and paymentin-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash-pay interest payments.

APPENDIX C

SHAREHOLDER INFORMATION OF THE ACQUIRING FUNDS

 HOW THE FUNDS VALUE THEIR SHARES

The NAV of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Funds value their portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are unreliable due to market or other events, portfolio securities will be valued at their fair values as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. To the extent the assets of a Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The SEC recently adopted Rule 2a-5 under the 1940 Act, establishing an updated regulatory framework for registered investment companies’ fair valuation practices. Under the new rule, more of a Fund’s securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5. The Board has designated NAA as its “valuation designee” under Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee under its valuation policies and procedures, which the Board has approved. The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. NAA has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service, if applicable, does not provide a valuation (or provides a valuation that, in the judgment of NAA, does not represent the security’s fair value), or when, in the judgment of NAA, events have rendered the market value unreliable. While fair value determinations will be based upon all available factors that NAA deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability. There can be no assurance that a Fund will obtain the fair value assigned to a security if it sells the security at approximately the time it determines its NAV per share. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when NAA values a holding or holdings at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by NAA concerning services for which it receives an asset-based fee. For more information on the Trust’s fair value procedures, please see the section titled Calculation of Share Price in the SAI.

Your order to purchase or redeem shares is priced at the NAV next calculated after a Fund receives your order in proper form, following the valuation procedures described above. An order is in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request and, if applicable, payment in full of the purchase amount.

HOW TO BUY SHARES

Purchasing Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select a Fund as an investment option for your contract or policy.

What Shares Cost

The offering price of a Share is its NAV next determined after the order is considered received by a Fund. The Funds have authorized participating insurance companies to accept purchase orders on their behalf.

The Funds do not impose any sales charges on the purchase of their Shares. Withdrawal charges, mortality and expense risk fees, and other charges may be assessed by participating insurance companies under variable annuity contracts or variable life insurance policies. These fees are described in the Prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

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State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment law.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Fund shares. To purchase Fund Shares on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to a Fund or its designated agent per the Fund’s agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of the Funds temporarily and the right to refuse any order to purchase Shares of the Funds.

If the Trust receives insufficient payment for a purchase or does not receive payment within one (1) business day, it may cancel the purchase, and the separate account may be liable for any losses to a Fund. In addition, the separate account will be liable for any losses or fees incurred by a Fund or its transfer agent in connection with the transaction.

DISTRIBUTION AND SHAREHOLDER SERVICES FEES

The Funds have adopted a Distribution Plan under Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution and shareholder services fees to the Distributor. Each Fund will pay distribution and shareholder services fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds. These services may include providing information about the Funds, teleservicing support, and delivering Fund documents. Payment for these services also may help promote the sale of the Funds’ shares.

The amount of these distribution and shareholder services fees may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products. These payments may influence the products offered or recommended by the intermediary. They may also create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Funds over another investment.

Because the Funds pay these fees out of assets on an ongoing basis, these fees will increase the cost of your investment over time.

REVENUE SHARING PAYMENTS

The Adviser (or its affiliates) may participate in arrangements whereby they compensate, out of their resources and at no additional cost to the Funds or the Funds’ shareholders, financial representatives who sell or insurance companies that issue variable life insurance policies and variable annuity contracts that offer or invest in one or more Funds as underlying investment options. Such payments, commonly referred to as “revenue sharing,” do not increase a Fund’s expenses and are not reflected in the fees and expenses listed in the expense tables of this Prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives, and management representatives of the intermediary. Such compensation may also be paid to intermediaries to include the Funds on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries providing services to the Funds or shareholders, including (without limitation) shareholder servicing and sub-administrative services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries concerning the sale of other investment products. It may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of your variable life insurance or variable annuity contract, through a financial representative, and in the SAI. These payments and 12b-1 fees may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Funds over another investment or the insurance company to offer a Fund as an underlying investment option over other funds. Shareholders should ask an intermediary how the intermediary will be compensated for investments made in the Funds.

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FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund’s shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures to detect and prevent disruptive trading, including market timing in the Funds. Because Shares are held exclusively by insurance company separate accounts rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by single or multiple investors. They can also not determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. However, when the Funds become aware of possible market timing activity, they will request the insurance company to provide information on individual investor trading activity. If such information is provided and if it is determined from this information that an investor has engaged in excessive short-term trading, the Funds will seek the insurance company’s cooperation in enforcing the Funds’ market timing policies. There can be no assurance that an insurance company will agree to preclude an investor from further purchases of Fund Shares, and there may be contractual limits on its ability to do so. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Additionally, each insurance company selling the Funds has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing. Please refer to the Prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Funds and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may not have adopted policies and procedures to discourage frequent or short-term trading or may have different policies and procedures than those described in your variable insurance product Prospectus. To the extent that the policies and procedures of the Funds and/or participating insurance companies are ineffective in discouraging frequent trading of Fund Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. You should review your insurance contract Prospectus or plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

Although the Funds have discouraged frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOUSEHOLDING

Householding is an option that may be available to certain Fund investors through their financial intermediary. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or if you are currently enrolled in householding and wish to change your householding status.

HOW TO REDEEM SHARES

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which a Fund will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Notes About Redemptions

To redeem Shares of a Fund on a particular day, the Fund or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

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The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. All the redemption payment methods will be used in regular and stressed market conditions. The Funds typically expect that it will pay the respective insurance company redemption proceeds by wire by the business day following the request.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. The Funds declare and pay net investment income dividends annually. Each Fund distributes capital gains, if any, at least annually. For more information about dividends and other Fund distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

MIXED AND SHARED FUNDING

The Funds were established exclusively to provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) under an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

 C-4

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE FUNDS

These financial highlights are intended to help you understand each Acquired Fund’s financial performance for the most recently completed fiscal periods. Certain information reflects financial results for a single share of each Acquired Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal year ends shown below has been audited by Ernst & Young LLP, the Acquired Funds’ independent registered public accounting firm, whose report, along with the Acquired Funds’ financial statements, is included in the Acquired Funds’ Annual Report to shareholders, which is available upon request. The information for the semi-annual period ended June 30, 2024, is unaudited. Unaudited interim financial statements furnished reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the result for the interim periods presented. All such adjustments are of a normal recurring nature.

As of the date of this Proxy Statement/Prospectus, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds do not have financial highlight information.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$40.75	$32.61	$56.79	$49.39	$44.24	$36.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.74	1.30	.64	.26	.38	.68
Net gain (loss) on investments (realized and unrealized)	5.50	7.43	(11.88)	13.22	7.46	10.06
Total from investment operations	6.24	8.73	(11.24)	13.48	7.84	10.74
Less distributions from:
Net investment income	—	(.59)	(.27)	(.41)	(.74)	(.91)
Net realized gains	—	—	(12.67)	(5.67)	(1.95)	(2.39)
Total distributions	—	(.59)	(12.94)	(6.08)	(2.69)	(3.30)
Net asset value, end of period	$46.99	$40.75	$32.61	$56.79	$49.39	$44.24

Total Return[c]	15.31%	26.90%	(20.67%)	28.48%	18.78%	29.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,084	$227,504	$196,114	$269,971	$230,088	$218,082
Ratios to average net assets:
Net investment income (loss)	3.39%	3.58%	1.54%	0.49%	0.88%	1.65%
Total expenses[d]	1.37%	1.31%	1.18%	1.14%	1.22%	1.27%
Net expenses[e,f]	1.14%	1.03%	0.92%	0.85%	0.89%	0.95%
Portfolio turnover rate	26%	52%	63%	34%	63%	41%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

6/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.85%	0.84%	0.87%	0.84%	0.87%	0.89%

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$13.53	$12.37	$17.74	$14.79	$14.45	$12.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.28	.32	.34	.22	.33
Net gain (loss) on investments (realized and unrealized)	1.16	1.22	(2.01)	2.86	.66	2.36
Total from investment operations	1.33	1.50	(1.69)	3.20	.88	2.69
Less distributions from:
Net investment income	—	(.34)	(.36)	(.25)	(.40)	(.40)
Net realized gains	—	—	(3.32)	—	(.14)	(.80)
Total distributions	—	(.34)	(3.68)	(.25)	(.54)	(1.20)
Net asset value, end of period	$14.86	$13.53	$12.37	$17.74	$14.79	$14.45

Total Return[c]	9.83%	12.28%	(9.12%)	21.74%	6.65%	21.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,944	$112,886	$113,334	$138,193	$126,007	$133,758
Ratios to average net assets:
Net investment income (loss)	2.43%	2.22%	2.25%	2.02%	1.70%	2.37%
Total expenses[d]	1.10%	1.14%	1.10%	1.15%	1.20%	1.19%
Net expenses[e,f,g]	0.87%	0.87%	0.88%	0.89%	0.89%	0.90%
Portfolio turnover rate	56%	177%	140%	185%	196%	139%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00*	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.86%	0.87%	0.88%	0.89%	0.89%	0.90%

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$45.92	$36.82	$71.17	$72.46	$58.49	$48.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.78	1.37	.66	.22	.39	.79
Net gain (loss) on investments (realized and unrealized)	2.71	8.32	(20.02)	9.44	17.43	14.90
Total from investment operations	3.49	9.69	(19.36)	9.66	17.82	15.69
Less distributions from:
Net investment income	—	(.59)	(.20)	(.40)	(.84)	(.49)
Net realized gains	—	—	(14.79)	(10.55)	(3.01)	(5.46)
Total distributions	—	(.59)	(14.99)	(10.95)	(3.85)	(5.95)
Net asset value, end of period	$49.41	$45.92	$36.82	$71.17	$72.46	$58.49

Total Return[c]	7.60%	26.41%	(27.78%)	13.69%	32.10%	32.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,487	$173,330	$145,173	$198,627	$190,920	$157,675
Ratios to average net assets:
Net investment income (loss)	3.25%	3.35%	1.42%	0.30%	0.66%	1.39%
Total expenses[d]	1.43%	1.35%	1.18%	1.16%	1.22%	1.30%
Net expenses[e,f]	1.23%	1.11%	0.96%	0.89%	0.89%	1.00%
Portfolio turnover rate	34%	67%	87%	60%	71%	57%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

6/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.91%	0.91%	0.91%	0.87%	0.88%	0.92%

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$26.73	$22.38	$46.01	$44.91	$34.53	$30.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.42	.75	.38	.10	.17	.42
Net gain (loss) on investments (realized and unrealized)	.63	3.94	(12.10)	2.82	10.65	7.28
Total from investment operations	1.05	4.69	(11.72)	2.92	10.82	7.70
Less distributions from:
Net investment income	—	(.34)	(.11)	(.19)	(.44)	(.22)
Net realized gains	—	—	(11.80)	(1.63)	—	(3.82)
Total distributions	—	(.34)	(11.91)	(1.82)	(.44)	(4.04)
Net asset value, end of period	$27.78	$26.73	$22.38	$46.01	$44.91	$34.53

Total Return[c]	3.93%	21.01%	(26.61%)	6.54%	31.82%	25.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,202	$26,630	$24,293	$37,011	$37,989	$33,036
Ratios to average net assets:
Net investment income (loss)	3.10%	3.11%	1.29%	0.22%	0.49%	1.24%
Total expenses[d]	1.68%	1.65%	1.43%	1.39%	1.50%	1.62%
Net expenses[e,f]	1.26%	1.19%	1.05%	1.00%	1.02%	1.11%
Portfolio turnover rate	40%	80%	73%	64%	86%	59%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.03%	1.03%	1.04%	1.00%	1.01%	1.03%

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$19.01	$13.76	$26.38	$25.79	$19.82	$16.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.55	.24	.09	.16	.28
Net gain (loss) on investments (realized and unrealized)	3.60	4.92	(7.87)	6.51	7.07	5.13
Total from investment operations	3.93	5.47	(7.63)	6.60	7.23	5.41
Less distributions from:
Net investment income	—	(.22)	(.09)	(.17)	(.28)	(.38)
Net realized gains	—	—	(4.90)	(5.84)	(.98)	(1.68)
Total distributions	—	(.22)	(4.99)	(6.01)	(1.26)	(2.06)
Net asset value, end of period	$22.94	$19.01	$13.76	$26.38	$25.79	$19.82

Total Return[c]	20.67%	39.91%	(30.69%)	27.77%	37.87%	33.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,059	$48,729	$37,061	$57,977	$49,478	$40,187
Ratios to average net assets:
Net investment income (loss)	3.19%	3.35%	1.34%	0.34%	0.73%	1.51%
Total expenses[d]	1.52%	1.51%	1.21%	1.20%	1.29%	1.44%
Net expenses[e,f]	1.26%	1.18%	0.92%	0.88%	0.88%	0.97%
Portfolio turnover rate	21%	57%	65%	40%	66%	47%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.88%	0.88%	0.89%	0.87%	0.88%	0.90%

APPENDIX E

RECORD DATE, OUTSTANDING SHARES
AND INTERESTS OF CERTAIN PERSONS

As of the Record Date, the following shares of beneficial interest of the Acquired Funds were outstanding and entitled to vote:

Acquired Fund	Shares Outstanding
Series A (StylePlus—Large Core Series)	5,351,718.87
Series D (World Equity Income Series)	7,821,872.03
Series J (StylePlus—Mid Growth Series)	3,515,416.90
Series X (StylePlus—Small Growth Series)	932,065.22
Series Y (StylePlus—Large Growth Series)	2,400,119.88

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to that Acquired Fund. Shares have no preemptive or subscription rights.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of an Acquired Fund. Shareholders indicated below holding greater than 25% or more of an Acquired Fund are considered “controlling persons” of the Acquired Fund under the 1940 Act. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. The insurance company separate accounts that are the record owners of the Acquired Funds’ shares are expected to exercise voting rights attributable to any Acquired Fund owned by it (directly or indirectly) as record owner in accordance with voting instructions received from Policy Owners. The Guggenheim Trust generally has no knowledge as to whether all or any portion of shares owned of record are also owned beneficially.

Acquired Fund	Shareholder Name/Address	Percentage of Fund	Percentage of Acquiring Fund After Reorganization
Series A (StylePlus—Large Core Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636	99.72%	99.68%
Series D (World Equity Income Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account VIII 5801 SW Sixth Ave. Topeka, KS 66636	98.47%	98.47%
Series J (StylePlus—Mid Growth Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account VIII 5801 SW Sixth Ave. Topeka, KS 66636	97.06%	97.06%
Series X (StylePlus—Small Growth Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636	94.25%	94.25%
Series Y (StylePlus—Large Growth Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account VIII 5801 SW Sixth Ave. Topeka, KS 66636	94.60%	94.60%

As the Acquiring Funds are newly organized, there were no outstanding shares for any of the Acquiring Funds as of the Record Date.

E-1

[INSERT BOTH SETS OF PROXY CARDS FROM GREEN BOOK ZIP FILE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series A (StylePlus—Large Core Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series A (StylePlus—Large Core Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(a). An Agreement and Plan of Reorganization providing for the reorganization of Series A (StylePlus—Large Core Series) into NAA Large Core Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series A (StylePlus—Large Core Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series A (StylePlus—Large Core Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:00 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series A (StylePlus—Large Core Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(a). An Agreement and Plan of Reorganization providing for the reorganization of Series A (StylePlus—Large Core Series) into NAA Large Core Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series D (World Equity Income Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series D (World Equity Income Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(b). An Agreement and Plan of Reorganization providing for the reorganization of Series D (World Equity Income Series) into NAA World Equity Income Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series D (World Equity Income Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series D (World Equity Income Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:00 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series D (World Equity Income Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(b). An Agreement and Plan of Reorganization providing for the reorganization of Series D (World Equity Income Series) into NAA World Equity Income Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series J (StylePlus-Mid Growth Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series J (StylePlus-Mid Growth Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(c). An Agreement and Plan of Reorganization providing for the reorganization of Series J (StylePlus—Mid Growth Series) into NAA Mid Growth Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series J (StylePlus—Mid Growth Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series J (StylePlus—Mid Growth Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:00 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series J (StylePlus—Mid Growth Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(c). An Agreement and Plan of Reorganization providing for the reorganization of Series J (StylePlus—Mid Growth Series) into NAA Mid Growth Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series X (StylePlus-Small Growth Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series X (StylePlus-Small Growth Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(e). An Agreement and Plan of Reorganization providing for the reorganization of Series X (StylePlus—Small Growth Series) into NAA Small Growth Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series X (StylePlus—Small Growth Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series X (StylePlus—Small Growth Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:00 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series X (StylePlus—Small Growth Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(d). An Agreement and Plan of Reorganization providing for the reorganization of Series X (StylePlus—Small Growth Series) into NAA Small Growth Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series Y (StylePlus-Large Growth Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:00 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series Y (StylePlus-Large Growth Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(e). An Agreement and Plan of Reorganization providing for the reorganization of Series Y (StylePlus—Large Growth Series) into NAA Large Growth Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series Y (StylePlus—Large Growth Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series Y (StylePlus—Large Growth Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:00 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series Y (StylePlus—Large Growth Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(e). An Agreement and Plan of Reorganization providing for the reorganization of Series Y (StylePlus—Large Growth Series) into NAA Large Growth Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

NEW AGE ALPHA VARIABLE FUNDS TRUST

Statement of Additional Information

September 4, 2024

	Acquired Fund	Acquiring Fund
1(a)	Series A (StylePlus—Large Core Series)	NAA Large Core Series
1(b)	Series D (World Equity Income Series)	NAA World Equity Income Series
1(c)	Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series
1(d)	Series X (StylePlus—Small Growth Series)	NAA Small Growth Series
1(e)	Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series
	(each a series of Guggenheim Variable Funds Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(each a series of New Age Alpha Variable Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated September 4, 2024, relating specifically to the proposed transfer of the assets of each Acquired Fund to its corresponding Acquiring Fund, as listed above, in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the Closing Date of the Reorganization in complete liquidation of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact New Age Alpha Variable Funds Trust, 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, by calling toll-free (212) 922-2699.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of these introductory pages, the statement of additional information for the New Age Alpha Variable Funds Trust and related notes and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

●	Prospectus for the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Statement of Additional Information of the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Annual Report to shareholders of the Acquired Funds for the period ended December 31, 2023 (Accession Number 0001398344-24-005530);

●	Form N-CSR of the Acquired Funds for the period ended June 30, 2024 (Accession Number 0001398344-24-016886);

●	Prospectus for the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251) ; and

●	Statement of Additional Information of the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251) .

SAI-1

FINANCIAL STATEMENTS

For additional information, see the December 31, 2023 annual report and the June 30, 2024 Form N-CSR report  of the Acquired Funds, which are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

There are no significant differences in the accounting or valuation policies of the Funds.

Following each Reorganization, it is expected that the applicable Acquired Fund will be the accounting survivor.

The Acquired Funds are managed by the Acquired Fund Manager and the Acquiring Funds are managed by NAA. The Acquired Funds are diversified.

The Acquired Funds and the Acquiring Funds are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets.

The Acquired Funds pay the Acquired Fund Manager a management fee as an annual percentage of its average daily net assets as follows:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series A (StylePlus—Large Core Series)	0.75%	Series X (StylePlus—Small Growth Series)	0.75%
Series D (World Equity Income Series)	0.70%	Series Y (StylePlus—Large Growth Series)	0.65%
Series J (StylePlus—Mid Growth Series)	0.75%

Upon the closing of each Reorganization, each Acquiring Fund will pay NAA a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows:

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Core Series	0.75%[1]	NAA Small Growth Series	0.75%
NAA World Equity Income Series	0.70%	NAA Large Growth Series	0.65%
NAA Mid Growth Series	0.75%

1 NAA Large Core Series pays the NAA a monthly investment advisory fee computed at the annual rate of 0.75% of the average daily net assets of NAA Large Core Series up to $500 million, 0.725% of the average daily net assets of NAA Large Core Series over $500 million up to $1 billion, 0.70% of the average daily net assets of NAA Large Core Series over $1 billion up to $1.5 billion, 0.65% of average daily net assets of NAA Large Core Series over $1.5 billion up to $2 billion, 0.60% of the average daily net assets of NAA Large Core Series over $2 billion up to $2.5 billion, 0.55% of the average daily net assets of NAA Large Core Series over $2.5 billion up to $3 billion, and 0.50% of the average daily net assets of NAA Large Core Series over $3 billion.

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below.

Expense Limitation (expressed as a percentage of average daily net assets)
NAA Large Core Series	0.89%	NAA Small Growth Series	1.04%
NAA World Equity Income Series	0.86%	NAA Large Growth Series	0.91%
NAA Mid Growth Series	0.92%

Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

SAI-2

GUGGENHEIM VARIABLE FUNDS TRUST

Series B (Large Cap Value Series) Series O (All Cap Value Series)	Series Q (Small Cap Value Series) Series V (SMid Cap Value Series)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

September 4, 2024

Dear Shareholder:

On behalf of the Board of Trustees (the “Guggenheim Board”) of Guggenheim Variable Funds Trust (the “Trust”), we are pleased to invite you to a joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series), and Series V (SMid Cap Value Series) (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of the Trust. The Special Meeting is scheduled to be held on October 24, 2024, at 10:15 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606.

Although the separate accounts of certain insurance companies (each, a “Participating Insurance Company”) are the only shareholders of record of each Acquired Fund, owners of a variable annuity contract or a variable life insurance policy (a “Policy” and each owner of such Policies, a “Policy Owner”) with some or all of their Policy value allocated to an Acquired Fund have the right to give voting instructions to the Participating Insurance Company that issued the Policy with respect to the shares of the Acquired Fund attributable to the Policy for purposes of the Special Meeting as though they were a direct shareholder of the Acquired Fund. For ease of reference, Policy Owners are also referred to as “shareholders” of the Acquired Funds and a voting instruction is referred to as a “vote.”

Each Participating Insurance Company is expected to vote shares of the Acquired Funds held by its separate account in accordance with instructions received from Policy Owners. Participating Insurance Companies are being asked to submit votes by authorizing proxies on the enclosed proxy card. Policy Owners are being asked to provide their voting instructions to the Participating Insurance Company that issued their Policy on the enclosed voting instruction card.

At the Special Meeting, shareholders of each Acquired Fund will be asked to vote on: (i) an Agreement and Plan of Reorganization providing for the reorganization of such Acquired Fund with and into its corresponding series of New Age Alpha Variable Funds Trust that was newly created specifically for such reorganization (each, a “Reorganization”); and (ii) to transact such other business as may properly come before the Special Meeting.

Each Reorganization is discussed in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”), which you should read carefully.

The Guggenheim Board recommends that you vote “FOR” each Reorganization.

Your vote is important, regardless of the number of shares of the Acquired Funds you own through your Policy. Whether or not you expect to attend the Special Meeting in person, please read the enclosed Proxy Statement/Prospectus and cast your vote promptly. Policy Owners may cast their vote by completing, signing and returning the enclosed voting instruction card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for casting their vote on the Internet or by touch-tone telephone. Participating Insurance Companies may cast their vote by completing the enclosed proxy card in the same manner.

You may receive separate voting instruction cards or proxy cards if you own shares of an Acquired Fund through or in more than one Policy or account. You should vote each card received.

A Participating Insurance Company will generally vote the shares of an Acquired Fund that are attributable to its separate accounts in accordance with timely instructions received from Policy Owners that have Policy values allocated to such separate accounts invested in shares of such Acquired Fund. A Participating Insurance Company may determine what it deems to be timely instructions and, accordingly, may establish reasonable cut-off times for submitting voting instructions that are earlier than the date and time noted above. Policy Owners should contact their Participating Insurance Company for more information.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

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Sincerely,

/s/ Brian E. Binder

Brian E. Binder

President and Chief Executive Officer of Guggenheim Variable Funds Trust

2

GUGGENHEIM VARIABLE FUNDS TRUST

Series B (Large Cap Value Series) Series O (All Cap Value Series)	Series Q (Small Cap Value Series) Series V (SMid Cap Value Series)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 24, 2024

NOTICE IS HEREBY GIVEN THAT a joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series), and Series V (SMid Cap Value Series) (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of Guggenheim Variable Funds Trust, is scheduled to be held on October 24, 2024, at 10:15 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, to consider and vote on the following proposals:

1)	To approve:

1(a).	An Agreement and Plan of Reorganization providing for the reorganization of Series B (Large Cap Value Series) into NAA Large Cap Value Series;

1(b).	An Agreement and Plan of Reorganization providing for the reorganization of Series O (All Cap Value Series) into NAA All Cap Value Series;

1(c).	An Agreement and Plan of Reorganization providing for the reorganization of Series Q (Small Cap Value Series) into NAA Small Cap Value Series;

1(d).	An Agreement and Plan of Reorganization providing for the reorganization of Series V (SMid Cap Value Series) into NAA SMid-Cap Value Series (each, a “Reorganization” and, collectively, the “Reorganizations”); and

2)	To transact such other business as may properly come before the Special Meeting.

Each Reorganization would involve the transfer of the assets of the Acquired Fund to its corresponding series of New Age Alpha Variable Funds Trust, as listed above (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”), in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the closing date of the Reorganization in complete liquidation of the Acquired Fund. If a Reorganization takes place, shareholders of the applicable Acquired Fund will become shareholders of the corresponding Acquiring Fund.

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to the Acquired Fund. A proposal will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. A proposal for one Acquired Fund is not contingent on a proposal for any other Acquired Fund. However, each Reorganization is subject to the completion of certain other conditions as further discussed in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”).

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning each Reorganization.

The Board of Trustees of Guggenheim Variable Funds Trust recommends that you vote “FOR” each Reorganization.

You are receiving this Notice and the enclosed Proxy Statement/Prospectus because you have the right to vote on a Reorganization as a shareholder of record of an Acquired Fund or the owner of a variable annuity contract or a variable life insurance policy (a “Policy” and each owner of such Policies, a “Policy Owner”) issued by certain insurance companies (each, a “Participating Insurance Company”) with some or all of your Policy value invested in an Acquired Fund. Policy Owners have the right to give instructions to the Participating Insurance Company that issued the Policy Owner’s Policy with respect to how to vote the shares of the applicable Acquired Fund that are attributable to the Policy as though they were direct shareholders of such Acquired Fund. Each Participating Insurance Company is expected to vote shares of the Acquired Funds held by its separate account in accordance with the instructions received from its Policy Owners.

If Policy Owners do not give instructions, the Participating Insurance Company that issued their Policy will generally vote the shares attributable to their Policy in the same proportion as those shares held in such separate account or from its Policy Owners for which instructions are received. As a result, a small number of Policy Owners could determine the outcome of the vote if other Policy Owners do not vote. It is thus particularly important that Policy Owners vote their shares. For ease of reference, throughout this Proxy Statement/Prospectus, Policy Owners with a portion of their Policy value allocated to an Acquired Fund are also referred to as “shareholders” of the Acquired Funds and a voting instruction is referred to as a “vote.”

3

As a shareholder of an Acquired Fund as of the close of business on August 19, 2024 (the “Record Date”), you are entitled to notice of, and to vote at, the Special Meeting.

We call your attention to the accompanying Proxy Statement/Prospectus. We request that Policy Owners complete, date, and sign the enclosed voting instruction card, and that Participating Insurance Companies complete, date and sign the enclosed proxy card, and that completed voting instruction cards and proxy cards be returned promptly in the envelope provided for that purpose. Your voting instruction card or proxy card also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options. Shareholders may also vote by attending the Special Meeting. You may receive separate voting instruction cards or proxy cards if you own shares of an Acquired Fund through or in more than one Policy or account. You should vote each card received. Policy Owners may revoke voting instructions and Participating Insurance Companies may revoke proxies prior to the Special Meeting by timely executing and submitting a revised voting instruction card or proxy card (following the methods noted above), respectively, by giving written notice of revocation to the Secretary of Guggenheim Variable Funds Trust (for direct owners of an Acquired Fund) or to the applicable Participating Insurance Company (for Policy Owners) prior to the Special Meeting (or earlier deadline established by the Participating Insurance Company), or by voting in person at the Special Meeting. However, attendance in-person at the Special Meeting, by itself, will not revoke previously-tendered voting instructions or proxies.

By Order of the Board of Trustees of Guggenheim Variable Funds Trust,

/s/ Brian E. Binder

Brian E. Binder

President and Chief Executive Officer of Guggenheim Variable Funds Trust

4

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATIONS

The following is a summary of certain information contained in the Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve an Agreement and Plan of Reorganization for the Acquired Fund of which you are a shareholder (each, a “Reorganization Agreement”) providing for the transfer of the assets of such Acquired Fund to its corresponding Acquiring Fund, in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the closing date of the Reorganization in complete liquidation of the Acquired Fund. Accordingly, at the Special Meeting, shareholders of each Acquired Fund separately will be asked to consider and approve a Reorganization Agreement providing for the reorganization of such Acquired Fund into its corresponding Acquiring Fund as follows:

	Acquired Fund	Acquiring Fund
1(a)	Series B (Large Cap Value Series)	NAA Large Cap Value Series
1(b)	Series O (All Cap Value Series)	NAA All Cap Value Series
1(c)	Series Q (Small Cap Value Series)	NAA Small Cap Value Series
1(d)	Series V (SMid Cap Value Series)	NAA SMid-Cap Value Series
	(each a series of Guggenheim Variable Funds Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(each a series of New Age Alpha Variable Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

The Acquiring Funds and the Acquired Funds may be referred to together in the Proxy Statement/Prospectus as the “Funds.”

As described more fully in the Proxy Statement/Prospectus, each Acquiring Fund will commence investment operations upon the completion of the Reorganization described above and will be managed by New Age Alpha Advisors, LLC (“NAA”). Security Investors, LLC (“Guggenheim Investments” or the “Acquired Fund Manager”) currently serves as the investment adviser for the Acquired Funds.

For more information regarding NAA and the Acquired Fund Manager, please see “Information About Management of the Funds” in the Proxy Statement/Prospectus.

Q. Why are the Reorganizations being proposed?

A. Guggenheim Investments intends to focus its business and resources for growth on its core strengths in fixed income strategies. Guggenheim Investments has concluded that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans. In addition, Guggenheim Investments believes the Acquired Funds have little prospect for growth in their current state and thus no prospect of achieving or maintaining the scale needed to be viable. Guggenheim Investments intends to no longer manage these equity and related investment strategies.

After exploring a number of alternatives to the Reorganizations, including investment strategy changes, reorganizations with other Guggenheim Investments funds and liquidation, Guggenheim Investments recommended to the Guggenheim Board, and the Guggenheim Board approved, subject to shareholder approval, each Reorganization. This recommendation was made, in part, because of Guggenheim Investments’ belief that NAA has the investment management, operational, and financial capabilities and resources to manage the Acquiring Funds, including investment methodologies that Guggenheim Investments believes could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. The Acquiring Funds have no operating history or outside investors and have been created for the purpose of the Reorganizations.

Guggenheim Investments and NAA entered into a separate agreement pursuant to which NAA will acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including to each Acquired Fund. The completion of this transaction and each Reorganization is subject to certain conditions, including shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments meeting the minimum aggregate net asset value requirement to close the transaction.

This transaction, of which the Reorganizations form a part, is an aspect of NAA’s business plan. The co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments, particularly that the co-founders of NAA previously co-founded the predecessor to Guggenheim’s transparent value business, which Guggenheim Investments acquired in 2009, and continued to manage the business within Guggenheim Investments for more than six years. Due in part to these previous relationships and NAA’s interest in the transparent value business over several years, NAA was a firm that expressed to Guggenheim an interest in acquiring some or all of the Acquired Funds.

5

Central to NAA’s investment methodology is the application of its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Guggenheim Investments believes that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Funds after the Reorganizations. Guggenheim Investments also believes that NAA has the investment management, operational and financial capabilities and resources to manage the Acquiring Funds after the Reorganizations.

Q. How will the Reorganizations affect me?

A. If shareholders of an Acquired Fund approve the applicable Reorganization and all conditions necessary to the Reorganization are met, you, as a shareholder of the Acquired Fund, will become a shareholder of the corresponding Acquiring Fund. Each Reorganization will take place on or about October 25, 2024 (“Closing Date”). You will receive shares of the corresponding Acquiring Fund equal in value to the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 pm Eastern time, on the Closing Date.

Q. Are there differences between the investment objectives and principal investment strategies for each Acquired Fund and its corresponding Acquiring Fund?

A. The investment objective of each Acquired Fund is substantively the same as the corresponding Acquiring Fund’s investment objective.

Although each Acquired Fund’s principal investment strategies are similar to those of the corresponding Acquiring Fund, there are certain key differences, as outlined below.

●	NAA pursues investment strategies to invest the assets of the Acquiring Funds based on quantitative and actuarial methodologies and relies primarily on third-party investment data and research to invest the assets of the Funds.

●	NAA applies its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Series B (Large Cap Value Series) / NAA Large Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

Series O (All Cap Value Series) / NAA All Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

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●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P Composite 1500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Capitalization Range: The Acquired Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000® Value Index, while the Acquiring Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small capitalization securities. The Acquiring Fund defines large-capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index; mid-capitalization as those companies with market capitalizations generally falling within the range of the S&P MidCap 400® Index; and small-capitalization as those companies with market capitalizations generally falling within the range of the S&P SmallCap 600® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

Series Q (Small Cap Value Series) / NAA Small Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P Small Cap 600® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Definition of “Small Capitalization”: The Acquired Fund generally considers small-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, while the Acquiring Fund defines “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

Series V (SMid Cap Value Series) / NAA SMid-Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Strategies: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities that, in combination, exceed the total return of the S&P 1000® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Capitalization Range: The Acquired Fund considers small- and mid-capitalization companies to be companies that have market capitalizations that are usually within the range of companies in the Russell 2500® Value Index. The Acquiring Fund defines small-capitalization as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index and mid-capitalization as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

●	Futures Contracts: As part of its investment strategies, the Acquired Fund may invest in futures contracts, while the Acquiring Fund will not invest in futures contracts as a principal strategy.

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Q. Are there differences between the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund?

A. Due to the differences in the principal investment strategies, there are differences in the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund. See “Principal Risks” in the Proxy Statement/Prospectus for more information.

Q. How will the Reorganizations affect shareholder fees and expenses?

A. Each Acquiring Fund is subject to the same management fee as its corresponding Acquired Fund. It is anticipated that the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of each Acquiring Fund will be lower than those of the corresponding Acquired Fund at least until April 30, 2027. Each Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until April 30, 2027.

No sales charge will be assessed to shares received in connection with the Reorganizations.

See “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.

Q. Who is NAA?

A. NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is an investment adviser registered with the SEC. As of December 31, 2023, NAA had approximately $195.5 million in assets under management. NAA provides investment advisory services to private funds, institutional investors, and high-net-worth individuals. Its services primarily focus on equity and fixed-income strategies, using its proprietary H-Factor investment methodology. NAA specializes in investment strategies based on quantitative models and relies primarily on third-party investment data and research.

Q. Who will bear the expenses of the Reorganizations and related costs?

A. NAA and Guggenheim Investments or their affiliates will bear the costs incurred with respect to the proposing and soliciting approval of the Reorganizations, including, but not limited to, costs associated with the organization of the Acquiring Funds, preparing, printing and distributing the Proxy Statement/Prospectus, proxy solicitation, expenses of holding shareholders’ meetings, and legal, accounting and securities registration fees. Neither the Acquiring Funds nor the Acquired Funds will bear any of these costs.

It is expected that there will be minimal or no portfolio holdings transitioning prior to the Reorganizations. Each Acquiring Fund is expected to reposition its portfolio holdings shortly after the Reorganization to align the portfolio with the Acquiring Fund’s strategies. NAA intends to conduct such repositioning in a tax efficient manner while minimizing trading costs. The costs (e.g., brokerage commissions and transaction costs) of transitioning the portfolios of the Funds prior to and after the Reorganizations, as applicable, will be borne by the Funds (and thus the shareholders of the Funds at such time as any transitioning occurs). In addition, any such portfolio transitioning may result in the recognition of income or capital gain or loss by the Funds, which may result in taxable distributions to shareholders of the Funds. Since the Reorganizations are not expected to close until October 25, 2024, it is not possible at this time to provide an estimate of the income or capital gain or loss to be recognized by a Fund in connection with such portfolio transitioning.

See “Information About the Reorganizations – Portfolio Transitioning” and “Information About the Reorganizations – U.S. Federal Income Tax Consequences” in the Proxy Statement/Prospectus for more information.

Q. Will the Reorganizations create a taxable event?

A. It is anticipated that each Reorganization will qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Acquired Funds, the Acquiring Funds and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by each Reorganization Agreement. Specifically, it is expected that the Acquired Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Acquired Funds. In addition, when shares held by shareholders of the Acquired Funds are exchanged for Acquiring Fund shares pursuant to the Reorganizations, it is expected that the shareholders of the Acquired Funds will recognize no gain or loss on the exchange, and that each shareholder of the Acquired Funds will have the same aggregate tax basis and holding period with respect to the Acquiring Fund shares received as the shareholder’s tax basis and holding period in its Acquired Fund shares immediately before the exchange.

See “Information About the Reorganizations – U.S. Federal Income Tax Consequences” in the Proxy Statement/Prospectus for more information.

Shareholders should consult their tax advisers about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of the Reorganizations only.

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Q. What are the potential benefits from the Reorganizations?

A. The Reorganizations will enable shareholders to continue to hold an investment in a mutual fund with substantively the same investment objective and similar investment strategies. The Acquiring Funds will be managed by an adviser dedicated to the continuation of the Funds and in growing the Acquiring Funds in order to seek to achieve economies of scale. Further, it is anticipated that the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of each Acquiring Fund will be lower than those of the corresponding Acquired Fund at least until April 30, 2027. Each Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until April 30, 2027.

Q. Has the Guggenheim Board approved each Reorganization Agreement?

A. Yes. Following an extensive due diligence process to evaluate the proposed Reorganizations, the Guggenheim Board unanimously approved each Reorganization Agreement and recommends that you vote “FOR” Proposal 1, as applicable (i.e., each Reorganization Agreement).

The Board of Trustees of New Age Alpha Variable Funds Trust also approved each Reorganization Agreement.

Q. What happens if shareholders do not approve the Reorganizations?

A. Shareholders of each Acquired Fund will vote separately on each proposal as it relates to that Acquired Fund. Approval of a Reorganization will require a majority of the shares of the applicable Acquired Fund voted at the Special Meeting when a quorum is present with respect to such Acquired Fund. If shareholders of an Acquired Fund do not approve the Reorganization of that Acquired Fund, Guggenheim Investments expects to recommend that the Guggenheim Board approve the liquidation of the Acquired Fund.

Q. How do I vote?

A. You may submit your voting instruction card or proxy card in one of four ways:

●	By Internet. The web address and instructions for voting can be found on the enclosed voting instruction card or proxy card. You will be required to provide your control number located on the voting instruction card or proxy card.

●	By Telephone. The toll-free number for telephone voting can be found on the enclosed voting instruction card or proxy card. You will be required to provide your control number located on the voting instruction card or proxy card.

●	By Mail. Mark the enclosed voting instruction card or proxy card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the voting instruction card or proxy card.

●	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting.

A Participating Insurance Company will generally vote the shares of the Acquired Funds that are attributable to its separate accounts in accordance with timely instructions received from Policy Owners that have Policy values allocated to such separate accounts invested in shares of such Acquired Fund. A Participating Insurance Company may determine what it deems to be timely instructions and, accordingly, may establish reasonable cut-off times for submitting voting instructions that are earlier than the date and time noted above. Policy Owners should contact their Participating Insurance Company for more information.

Q. When and where will the Special Meeting be held?

A. The Special Meeting is scheduled to be held at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:15 a.m., Central Time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please contact the Proxy Solicitor toll-free at (800) 290-6433.

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Q. Why does the Proxy Statement/Prospectus list multiple funds?

A. The Acquired Funds have similar proposals and it is cost-efficient to have a joint Proxy Statement/Prospectus and joint Special Meeting. The Special Meeting is scheduled as a joint meeting of the Acquired Funds, whose votes on similar proposals applicable to such Acquired Funds are being solicited separately, because the shareholders of the Acquired Funds are expected to consider and vote on similar matters. In the event that any shareholder present at the Special Meeting objects to the holding of a joint meeting and moves for the adjournment of an applicable Acquired Fund’s meeting to a time immediately after the Special Meeting so that each Acquired Fund’s meeting may be held separately, the persons named as proxies will vote in favor of such adjournment.

Shareholders of each Acquired Fund will vote separately on the respective proposal relating to the applicable Acquired Fund. In any event, an unfavorable vote on any proposal by the shareholders of one Acquired Fund will not affect the implementation of such proposal by another Acquired Fund if the proposal is approved by the shareholders of that Acquired Fund and if all conditions necessary to the Reorganization are met.

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INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION CARDS AND PROXY CARDS

Policy Owners are asked to submit voting instructions with the enclosed voting instruction card. Participating Insurance Companies are asked to authorize proxies with the enclosed proxy card. The following general rules for signing voting instruction cards and proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your voting instruction card or proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the voting instruction card or proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the voting instruction card or proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the voting instruction card or proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS
(1)	ABC Corp.	ABC Corp. John Doe, Treasurer
(2)	ABC Corp.	John Doe
(3)	ABC Corp. c/o John Doe	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS
(1)	The XYZ Partnership	Jane B. Smith, Partner
(2)	Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS
(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1)	John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o
	John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

Please choose one of the following options to vote your shares:

●	THROUGH THE INTERNET. You may cast your vote by logging into the Internet site indicated on your voting instruction card or proxy card and following the instructions on the website. In order to log on, you will need the control number found on your voting instruction card or proxy card.

●	BY TELEPHONE. You may cast your vote by telephone by calling the toll-free number located on your voting instruction card. Please make sure to have your voting instruction card or proxy card available at the time of the call.

●	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed voting instruction card or proxy card in the postage-paid envelope provided.

●	VOTE IN PERSON AT THE SPECIAL MEETING.

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COMBINED PROXY Statement/Prospectus

DATED SEPTEMBER 4, 2024

PROXY STATEMENT FOR

SERIES B (LARGE CAP VALUE SERIES)	SERIES Q (SMALL CAP VALUE SERIES)
SERIES O (ALL CAP VALUE SERIES)	SERIES V (SMID CAP VALUE SERIES)

(series of Guggenheim Variable Funds Trust)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(301) 296-5100

PROSPECTUS FOR

NAA LARGE CAP VALUE SERIES	NAA SMALL CAP VALUE SERIES
NAA ALL CAP VALUE SERIES	NAA SMID-CAP VALUE SERIES

(series of New Age Alpha Variable Funds Trust)

555 Theodore Fremd Avenue, Suite A-101

Rye, New York 10580
(212) 922-2699

This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees (the “Guggenheim Board”) of Guggenheim Variable Funds Trust (the “Trust”), in connection with the joint special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series), and Series V (SMid Cap Value Series) (each, an “Acquired Fund” and, collectively, the “Acquired Funds”), each a series of the Trust. The Special Meeting is scheduled to be held on October 24, 2024, at 10:15 a.m., Central Time, at Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606.

You are receiving this Proxy Statement/Prospectus because you are a shareholder of record of an Acquired Fund or the owner of a variable annuity contract or a variable life insurance policy (a “Policy” and each owner of such Policies, a “Policy Owner”) issued by certain insurance companies (each, a “Participating Insurance Company”), and some or all of your Policy value is invested in one or more Acquired Funds. Policy Owners have the right to give instructions to the Participating Insurance Company that issued the Policy Owner’s Policy with respect to how to vote the shares of the applicable Acquired Fund that are attributable to the Policy as though they were direct shareholders of such Acquired Fund. The Participating Insurance Company that issued each Policy is furnishing this Proxy Statement/Prospectus to the Policy Owners participating in their separate accounts that have allocated a portion of their Policy values to an Acquired Fund, and are soliciting voting instructions from those Policy Owners. Each Participating Insurance Company is expected to vote shares of the Acquired Funds held by its separate account in accordance with the instructions received from Policy Owners. If Policy Owners do not give instructions, the Participating Insurance Company that issued their Policy will generally vote the shares attributable to their Policy in the same proportion as those shares held in such separate account or from its Policy Owners for which instructions are received. As a result, a small number of Policy Owners could determine the outcome of the vote if other Policy Owners do not vote. It is thus particularly important that Policy Owners vote their shares. For ease of reference, throughout this Proxy Statement/Prospectus, Policy Owners with a portion of their Policy value allocated to an Acquired Fund are also referred to as “shareholders” of the Acquired Funds and a voting instruction is referred to as a “vote.”

Shareholders of record of the Acquired Funds at the close of business on August 19, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting. This Proxy Statement/Prospectus, voting instruction card or proxy card, and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Funds on or about September 6, 2024.

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At the Special Meeting, shareholders will be asked to consider and vote on the following proposals:

1)	To approve:

1(a).	An Agreement and Plan of Reorganization providing for the reorganization of Series B (Large Cap Value Series) into NAA Large Cap Value Series;

1(b).	An Agreement and Plan of Reorganization providing for the reorganization of Series O (All Cap Value Series) into NAA All Cap Value Series;

1(c).	An Agreement and Plan of Reorganization providing for the reorganization of Series Q (Small Cap Value Series) into NAA Small Cap Value Series;

1(d).	An Agreement and Plan of Reorganization providing for the reorganization of Series V (SMid Cap Value Series) into NAA SMid-Cap Value Series (each, a “Reorganization” and, collectively, the “Reorganizations”); and

2)	To transact such other business as may properly come before the Special Meeting.

The Acquiring Funds are newly-created series of New Age Alpha Variable Funds Trust and will not commence investment operations until the consummation of each Reorganization. Each of the Acquired Funds and the Acquiring Funds is a series of a Delaware statutory trust that is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of each Acquired Fund is identical or substantively the same as the investment objective of the corresponding Acquiring Fund. For more information, see “Comparison of the Acquired Fund and the Acquiring Fund” below.

If shareholders of an Acquired Fund approve the respective Reorganization and other necessary conditions to the Reorganization are met, a shareholder of such Acquired Fund would receive shares of the corresponding Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.

You are being asked to consider and vote on an Agreement and Plan of Reorganization for your Acquired Fund (each, a “Reorganization Agreement”) pursuant to which a Reorganization would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of each Acquired Fund should know before voting on the Reorganization and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

Shares of the Acquired Funds are generally sold only directly or indirectly to separate accounts of various Participating Insurance Companies to fund Policies issued by such insurance companies, which may allocate a portion of their value to an investment in the Acquired Funds. Individual Policy Owners with some or all of their Policy value allocated to an Acquired Fund are not the shareholders of record of such Acquired Fund. Rather, the insurance company separate accounts invest in the Acquired Funds, in accordance with allocation instructions received on behalf of Policy Owners, and are the shareholders of record of the Acquired Funds. Accordingly, the Participating Insurance Companies and any other direct shareholders of the Acquired Funds are asked to vote their shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or other methods using the instructions on the proxy card, and Policy Owners are requested to provide voting instructions to their Participating Insurance Companies by completing the enclosed voting instruction card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the voting instruction card. Shareholders may also vote by attending the Special Meeting.

You may receive separate voting instruction cards or proxy cards if you own shares of an Acquired Fund through or in more than one Policy or account. You should vote each card received. Policy Owners may revoke voting instructions and Participating Insurance Companies may revoke proxies prior to the Special Meeting by timely executing and submitting a revised voting instruction card or proxy card (following the methods noted above), respectively, by giving written notice of revocation to the Secretary of Guggenheim Variable Funds Trust (for direct owners of an Acquired Fund) or to the applicable Participating Insurance Company (for Policy Owners) prior to the Special Meeting (or earlier deadline established by the Participating Insurance Company) or by voting in person at the Special Meeting. However, attendance in-person at the Special Meeting, by itself, will not revoke previously-tendered voting instructions or proxies.

The following documents containing additional information about each Acquired Fund and Acquiring Fund, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

●	The Statement of Additional Information dated September 4, 2024, relating to this Proxy Statement/Prospectus (Securities Act File No. 333-280905);

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●	Prospectus for the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Statement of Additional Information of the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Annual Report to shareholders of the Acquired Funds for the period ended December 31, 2023 (Accession Number 0001398344-24-005530);

●	Form N-CSR of the Acquired Funds for the period ended June 30, 2024 (Accession Number 0001398344-24-016886);

●	Prospectus for the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251); and

●	Statement of Additional Information of the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251).

The policies and procedures set forth in Appendix C to this Proxy Statement/Prospectus will apply to the shares issued by the Acquiring Funds in connection with each Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing (other than the Statement of Additional Information relating to this Proxy Statement/Prospectus, which is not available on http://www.guggenheiminvestments.com or http://www.naafunds.com) and any more recent reports filed after the date hereof may be obtained without charge:

for the Acquiring Funds:

By Phone:	(833) 840-3937
By Mail:	[Name of Fund] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
By Internet:	www.naafunds.com

for the Acquired Funds:

By Phone:	800-820-0888
By Mail:	Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, MD 20850
By Internet:	http://www.guggenheiminvestments.com

You also may view or obtain these documents from the SEC:

By e-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

The Guggenheim Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed voting instruction card or proxy card intend to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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15

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

The Guggenheim Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of Guggenheim Variable Funds Trust (the “Independent Trustees”), has approved each Reorganization Agreement.

Subject to shareholder approval, each Reorganization Agreement provides for:

●	the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund;

●	the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund;

●	the distribution of an equal net asset value of shares of the Acquiring Fund to the shareholders of the corresponding Acquired Fund; and

●	the complete liquidation of the Acquired Fund.

If shareholders of an Acquired Fund approve the Reorganization for such Acquired Fund and other necessary conditions to the Reorganization are met, that Acquired Fund’s shareholders would become shareholders of the corresponding Acquiring Fund. Each Reorganization is expected to be effective on October 25, 2024 (the “Closing Date”). Each shareholder of an Acquired Fund will hold, immediately after the close of the respective Reorganization, shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by such shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganizations, you should note that:

●	The Acquired Funds and the Acquiring Funds are each an open-end, management investment company registered with the SEC. The Acquiring Funds are series of New Age Alpha Variable Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquired Funds are series of Guggenheim Variable Funds Trust, which is also organized as a statutory trust under the laws of the State of Delaware. The Acquiring Funds are newly-created series of New Age Alpha Variable Funds Trust and will not commence operations until the consummation of the Reorganizations.

●	New Age Alpha Advisors, LLC (“NAA”) serves as the investment adviser of the Acquiring Funds.

●	Security Investors, LLC (“Guggenheim Investments” or the “Acquired Fund Manager”) currently serves as the adviser for the Acquired Funds. The Acquired Fund Manager will not provide services to the Acquiring Funds.

●	Each Acquired Fund’s investment objective is substantively the same as its corresponding Acquiring Fund’s investment objective.

●	The Funds have similar principal investment strategies, however, there are certain key differences, as outlined below:

●	NAA pursues investment strategies to invest the assets of the Acquiring Funds based on quantitative and actuarial methodologies and relies primarily on third-party investment data and research to invest the assets of the Funds.
●	NAA applies its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities.

Series B (Large Cap Value Series) / NAA Large Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

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●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

Series O (All Cap Value Series) / NAA All Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P Composite 1500® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.

●	Capitalization Range: The Acquired Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000® Value Index, while the Acquiring Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small capitalization securities. The Acquiring Fund defines large-capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index; mid-capitalization as those companies with market capitalizations generally falling within the range of the S&P MidCap 400® Index; and small-capitalization as those companies with market capitalizations generally falling within the range of the S&P SmallCap 600® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

Series Q (Small Cap Value Series) / NAA Small Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.
●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P Small Cap 600® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.
●	Definition of “Small Capitalization”: The Acquired Fund generally considers small-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, while the Acquiring Fund defines “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index.
●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

Series V (SMid Cap Value Series) / NAA SMid-Cap Value Series

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.
●	Strategies: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities that, in combination, exceed the total return of the S&P 1000® Value Index. See “Description of Indexes” in the Proxy Statement/Prospectus for a description of the index.
●	Capitalization Range: The Acquired Fund considers small- and mid-capitalization companies to be companies that have market capitalizations that are usually within the range of companies in the Russell 2500® Value Index. The Acquiring Fund defines small-capitalization as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index and mid-capitalization as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index.

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●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.
●	Futures Contracts: As part of its investment strategies, the Acquired Fund may invest in futures contracts, while the Acquiring Fund will not invest in futures contracts as a principal strategy.

●	Due to the differences in the principal investment strategies, there are differences in the principal investment risks for each Acquired Fund and its corresponding Acquiring Fund. See “Principal Risks” in this Proxy Statement/Prospectus for more information.
●	The Reorganizations are intended to qualify for U.S. federal income tax purposes as tax-free reorganizations pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, neither the Acquired Funds or their shareholders, nor the Acquiring Funds or their shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the Reorganizations.

Background and Reasons for the Reorganizations

Guggenheim Investments intends to focus its business and resources for growth on its core strengths in fixed income strategies. Guggenheim Investments has concluded that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans. In addition, Guggenheim Investments believes the Acquired Funds have little prospect for growth in their current state and thus no prospect of achieving or maintaining the scale needed to be viable. Guggenheim Investments intends to no longer manage these equity and related investment strategies.

After exploring a number of alternatives to the Reorganizations, including investment strategy changes, reorganizations with other Guggenheim Investments funds and liquidation, Guggenheim Investments recommended to the Guggenheim Board, and the Guggenheim Board approved, subject to shareholder approval, each Reorganization. This recommendation was made, in part, because of Guggenheim Investments’ belief that NAA has the investment management, operational, and financial capabilities and resources to manage the Acquiring Funds, including investment methodologies that Guggenheim Investments believes could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. The Acquiring Funds have no operating history or outside investors and have been created for the purpose of the Reorganizations.

Guggenheim Investments and NAA entered into a separate agreement pursuant to which NAA will acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including to each Acquired Fund. The completion of this transaction and each Reorganization is subject to certain conditions, including shareholder approval of a sufficient portion of the Reorganizations and the reorganizations of other funds managed by Guggenheim Investments meeting the minimum aggregate net asset value requirement to close the transaction.

This transaction, of which the Reorganizations form a part, is an aspect of NAA’s business plan. The co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments, particularly that the co-founders of NAA previously co-founded the predecessor to Guggenheim’s transparent value business, which Guggenheim Investments acquired in 2009, and continued to manage the business within Guggenheim Investments for more than six years. Due in part to these previous relationships and NAA’s interest in the transparent value business over several years, NAA was a firm that expressed to Guggenheim an interest in acquiring some or all of the Acquired Funds.

Central to NAA’s investment methodology is the application of its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. H-Factor will be incorporated into the management of the Acquiring Funds.

Guggenheim Investments believes that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Funds after the Reorganizations. Guggenheim Investments also believes that NAA has the investment management, operational and financial capabilities and resources to manage the Acquiring Funds after the Reorganizations.

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THE GUGGENHEIM BOARD RECOMMENDS SHAREHOLDERS VOTE FOR THE REORGANIZATION AGREEMENTS

After careful consideration of each proposed Reorganization over a course of multiple Board meetings beginning on January 17, 2024, and ending on May 24, 2024, the Guggenheim Board determined that each Reorganization was in the best interests of each Acquired Fund and its shareholders. In making this determination, the Guggenheim Board considered information provided by Guggenheim Investments and NAA with respect to the potential benefits of the Reorganizations to each Acquired Fund and its shareholders, including that the Acquired Funds may benefit from NAA’s investment management, operational, and financial capabilities and resources which could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders. In addition, the Guggenheim Board considered that the Reorganizations are designed as tax-free reorganizations into corresponding Acquiring Funds with substantively the same investment objectives and similar principal investment strategies and risks. In addition to the factors noted above, the Guggenheim Board considered that each Acquired Fund would be subject to the same management fee after the Reorganizations and that, at least until April 30, 2027, total annual fund operating expenses after fee waivers and/or expense reimbursements (i.e., on a net basis) would be lower than each Acquired Fund’s current total annual fund operating expenses after fee waivers and/or expense reimbursements. The Guggenheim Board noted that each Acquiring Fund will be subject to a fee waiver and/or expense reimbursement agreement until April 30, 2027. The Guggenheim Board also considered that, given Guggenheim Investments’ decision to no longer manage the Acquired Funds, the Reorganizations would provide individual shareholders the ability to choose a non-taxable option that allows for continuity of investment as an alternative to liquidation of the Acquired Funds, which would, for tax purposes, trigger any gain or loss that individual shareholders not investing through tax-advantaged accounts have in their shares of the Acquired Funds. The Guggenheim Board recommends that shareholders of each Acquired Fund vote FOR its Reorganization Agreement.

Please see “Factors Considered by the Guggenheim Board in Approving each Reorganization Agreement” in the section titled “INFORMATION ABOUT THE REORGANIZATIONS” in this Proxy Statement/Prospectus for more information regarding the Guggenheim Board’s considerations.

GUGGENHEIM BOARD RECOMMENDATION

The Guggenheim Board recommends that you vote “FOR” each proposal (i.e., each Reorganization).

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 PROPOSALS

Proposal 1(a)	Approval of the Reorganization Agreement providing for the Reorganization of Series B (Large Cap Value Series) into NAA Large Cap Value Series

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by large capitalization companies. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P 500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Definition of “Large Capitalization”: The Acquired Fund generally considers large capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, while the Acquiring Fund defines “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000® Value Index. Although a universal definition of large market capitalization companies does not exist, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of March 31, 2024, the Russell 1000® Value Index consisted of securities of companies with market capitalizations that ranged from $348 million to $909.3 billion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●     “value” as investments that appear to be undervalued relative to assets, earnings, growth potential and cash flows.

●     “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, rights, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

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Acquired Fund	Acquiring Fund

In choosing securities, the Acquired Fund Manager, primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Acquired Fund Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquired Fund Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Acquired Fund Manager’s expectations, among other reasons.

The Fund may invest in a limited number of sectors or industries.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 500® Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers counterparty credit risk, derivatives risk, liquidity and valuation risk, quantitative investing risk, real estate investments risk, regulatory and legal risk, and sector emphasis risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, preferred stock risk, warrants risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

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Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk	X	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk	X	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Options Risk		X
Preferred Stock Risk		X
Quantitative Investing Risk	X
Real Estate Investments Risk	X
Regulatory and Legal Risk	X
REIT Risk	X	X
Sector Emphasis Risk	X
Value Stocks Risk	X	X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel, and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

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Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

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Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series B (Large Cap Value Series)	NAA Large Cap Value Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.10%	0.12%[1]
Total Annual Fund Operating Expenses	1.00%	1.02%
Waivers/Reimbursements	(0.23)%[2,3]	(0.26)%[4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.77%[2,3]	0.76%[4]

1 Other Expenses have been adjusted from amounts incurred during Series B’s (Large Cap Value Series) most recent fiscal year to reflect estimated current expenses.

2 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.80%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

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3 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

4 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.76% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series B (Large Cap Value Series)	NAA Large Cap Value Series Pro Forma Combined
1 Year	$79	$78
3 Years	$296	$272
5 Years	$530	$511
10 Years	$1,204	$1,199

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 22% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

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Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series B (Large Cap Value Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.57%
Lowest Quarter	March 31, 2020	-28.41%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series B	9.27%	11.27%	8.47%
Index

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	11.46%	10.91%	8.40%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

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NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series B (Large Cap Value Series)	0.65%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Series	0.65%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series B (Large Cap Value Series)	0.80%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA Large Cap Value Series	0.76%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series B (Large Cap Value Series)—James P. Schier (since 2015), David G. Toussaint (since 2017), Chris Phalen (since 2023), Gregg Strohkorb (since 2015), Farhan Sharaff (since 2015), and Burak Hurmeydan (since 2018)	NAA Large Cap Value Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

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Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

James P. Schier, CFA, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager, has been the manager of Series V since its inception in 1997, Series Q since February 2009, Series O since August 2008 and Series B since August 2015. While employed by the Acquired Fund Manager, he also served as a research analyst. Prior to joining the Acquired Fund Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series B, Series O, Series Q and Series V since August 2015. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Chris Phalen, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q, and Series V since June 2023. Mr. Phalen joined the Acquired Fund Manager (or its predecessor) in 1993 and has over 25 years of experience in the financial service industry. Mr. Phalen has served as a Senior Equity Research Analyst covering the Industrials and Materials sectors for the value equity funds since 2011 and as the Director of Value Equity Research since 2019. He has also served as head of fixed income at a predecessor firm, Security Global Investors, as a fixed income portfolio manager for Security Benefit Corporation’s life insurance general account, and as a mutual fund fixed-income portfolio manager. Mr. Phalen earned a B.S. in Business Administration and Accounting from the University of Kansas. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Gregg Strohkorb, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has managed Series B, Series O, Series Q and Series V since August 2015. Mr. Strohkorb joined the Acquired Fund Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund. In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management. This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

David G. Toussaint, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q and Series V since January 2017. Mr. Toussaint has more than 25 years of investment industry experience. From 2012 to 2016, Mr. Toussaint was a Senior Equity Research Analyst covering the energy, utilities, and healthcare sectors for the value equity funds. From 2000 to 2012, he served as the portfolio manager for the firm’s high yield mutual fund strategy. Prior to joining the Acquired Fund Manager in 2000, Mr. Toussaint was a fixed-income credit research analyst and an investment accounting manager for Allstate Insurance. Mr. Toussaint earned a B.A. in Economics from the University of Illinois, an M.S. in Accounting from DePaul University and an MBA in Finance from the University of Chicago. He is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst® designation.

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Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$205,056,162	—	N/A	$205,056,162
Net Asset Value Per Share	$40.49	—	N/A	$40.49
Shares Outstanding	5,063,797	—	N/A	5,063,797

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

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Proposal 1(b)	Approval of the Reorganization Agreement providing for the Reorganization of Series O (All Cap Value Series) into NAA All Cap Value Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by companies with micro to large capitalizations. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P Composite 1500® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Capitalization Range: The Acquired Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000® Value Index, while the Acquiring Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small capitalization securities. The Acquiring Fund defines large-capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index; mid-capitalization as those companies with market capitalizations generally falling within the range of the S&P MidCap 400® Index; and small-capitalization as those companies with market capitalizations generally falling within the range of the S&P SmallCap 600® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000® Value Index, which includes companies with micro to large capitalizations. The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2024, the Russell 3000® Value Index consisted of securities of companies with market capitalizations that ranged from $18 million to $909.3 billion.

The Fund’s investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ADRs”), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S. issuers.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-, mid-, and small capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●     “value” as investments that appear to be undervalued relative to assets, earnings, growth potential and cash flows.

●     “large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.4 billion and $3.4 trillion as of July 31, 2024.

●     “mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.3 billion and $20.8 billion as of July 31, 2024.

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Acquired Fund	Acquiring Fund

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

In choosing securities, the Acquired Fund Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Acquired Fund Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquired Fund Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities), which may be illiquid.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Acquired Fund Manager’s expectations, among other reasons.

The Fund may invest in a limited number of sectors or industries.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

●     “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $150 million and $8.4 billion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, rights, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P Composite 1500® Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

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Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers counterparty credit risk, derivatives risk, liquidity and valuation risk, quantitative investing risk, real estate investments risk, regulatory and legal risk, restricted securities risk, and sector emphasis risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, warrants risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk	X	X
Investment in Investment Vehicles Risk	X	X
Large-Capitalization Securities Risk	X	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Mid-Capitalization Securities Risk	X	X
Options Risk		X
Preferred Securities Risk	X	X
Quantitative Investing Risk	X
Real Estate Investments Risk	X
Regulatory and Legal Risk	X
REIT Risk	X	X
Restricted Securities Risk	X
Sector Emphasis Risk	X
Small-Capitalization Securities Risk	X	X
Value Stocks Risk	X	X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

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A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

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Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

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	Series O (All Cap Value Series)	NAA All Cap Value Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.15%	0.16%[1]
Total Annual Fund Operating Expenses	1.10%	1.11%
Waivers/Reimbursements	(0.25)%[2,3]	(0.27)%[4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.85%[2,3]	0.84%[4]

1 Other Expenses have been adjusted from amounts incurred during Series O’s (All Cap Value Series) most recent fiscal year to reflect estimated current expenses.

2 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.88%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

3 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

4 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.84% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series O (All Cap Value Series)	NAA All Cap Value Series Pro Forma Combined
1 Year	$87	$86
3 Years	$325	$298
5 Years	$582	$558
10 Years	$1,318	$1,302

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Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 25% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series O (All Cap Value Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	20.29%
Lowest Quarter	March 31, 2020	-29.95%

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AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series O	8.52%	11.41%	8.28%
Index

Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	11.66%	10.84%	8.28%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series O (All Cap Value Series)	0.70%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA All Cap Value Series	0.70%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

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Acquired Fund	Expense Limit
Series O (All Cap Value Series)	0.88%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA All Cap Value Series	0.84%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series O (All Cap Value Series)—James P. Schier (since 2008), David G. Toussaint (since 2017), Chris Phalen (since 2023), Gregg Strohkorb (since 2015), Farhan Sharaff (since 2015), and Burak Hurmeydan (since 2018)	NAA All Cap Value Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

James P. Schier, CFA, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager, has been the manager of Series V since its inception in 1997, Series Q since February 2009, Series O since August 2008 and Series B since August 2015. While employed by the Acquired Fund Manager, he also served as a research analyst. Prior to joining the Acquired Fund Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series B, Series O, Series Q and Series V since August 2015. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

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Chris Phalen, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q, and Series V since June 2023. Mr. Phalen joined the Acquired Fund Manager (or its predecessor) in 1993 and has over 25 years of experience in the financial service industry. Mr. Phalen has served as a Senior Equity Research Analyst covering the Industrials and Materials sectors for the value equity funds since 2011 and as the Director of Value Equity Research since 2019. He has also served as head of fixed income at a predecessor firm, Security Global Investors, as a fixed income portfolio manager for Security Benefit Corporation’s life insurance general account, and as a mutual fund fixed-income portfolio manager. Mr. Phalen earned a B.S. in Business Administration and Accounting from the University of Kansas. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Gregg Strohkorb, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has managed Series B, Series O, Series Q and Series V since August 2015. Mr. Strohkorb joined the Acquired Fund Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund. In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management. This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

David G. Toussaint, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q and Series V since January 2017. Mr. Toussaint has more than 25 years of investment industry experience. From 2012 to 2016, Mr. Toussaint was a Senior Equity Research Analyst covering the energy, utilities, and healthcare sectors for the value equity funds. From 2000 to 2012, he served as the portfolio manager for the firm’s high yield mutual fund strategy. Prior to joining the Acquired Fund Manager in 2000, Mr. Toussaint was a fixed-income credit research analyst and an investment accounting manager for Allstate Insurance. Mr. Toussaint earned a B.A. in Economics from the University of Illinois, an M.S. in Accounting from DePaul University and an MBA in Finance from the University of Chicago. He is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst® designation.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

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Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$94,426,375	—	N/A	$94,426,375
Net Asset Value Per Share	$33.39	—	N/A	$33.39
Shares Outstanding	2,828,224	—	N/A	2,828,224

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

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Proposal 1(c)	Approval of the Reorganization Agreement providing for the Reorganization of Series Q (Small Cap Value Series) into NAA Small Cap Value Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are identical, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by small capitalization companies. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Securities Selection Approach: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities and other assets that, in combination, can exceed the total return of the S&P Small Cap 600® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Definition of “Small Capitalization”: The Acquired Fund generally considers small-capitalization companies to be those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, while the Acquiring Fund defines “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000® Value Index. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2024, the Russell 2000® Value Index consisted of securities of companies with market capitalizations that ranged from $18 million to $10 billion.

In choosing securities, the Acquired Fund Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Acquired Fund Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquired Fund Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in small capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●     “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●     “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $150 million and $8.4 billion as of July 31, 2024.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

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Acquired Fund	Acquiring Fund

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities), which may be illiquid.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of The Acquired Fund Manager’s expectations, among other reasons.

The Fund may invest in a limited number of sectors or industries.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P Small Cap 600® Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers counterparty credit risk, derivatives risk, liquidity and valuation risk, quantitative investing risk, real estate investments risk, regulatory and legal risk, restricted securities risk, and sector emphasis risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, warrants risk, preferred stock risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

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Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk	X	X
Investment in Investment Vehicles Risk	X	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Options Risk		X
Preferred Stock Risk		X
Quantitative Investing Risk	X
Real Estate Investments Risk	X
Regulatory and Legal Risk	X
REIT Risk	X	X
Restricted Securities Risk	X
Sector Emphasis Risk	X
Small-Capitalization Securities Risk	X	X
Value Stocks Risk	X	X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

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Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

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Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

	Series Q (Small Cap Value Series)	NAA Small Cap Value Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.21%	0.20%[1]
Acquired Fund Fees and Expenses	0.02%	None
Total Annual Fund Operating Expenses	1.23%	1.20%
Waivers/Reimbursements	(0.10)%[2,3,4]	(0.08)%[5]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.13%[2,3,4]	1.12%[5]

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1 Other Expenses have been adjusted from amounts incurred during Series Q’s (Small Cap Value Series) most recent fiscal year to reflect estimated current expenses.

2 The total annual operating expenses in this table may not correlate to the expense ratios in the Acquired Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Acquired Fund and do not include acquired fund fees and expenses incurred by the Acquired Fund through its investments in underlying investment companies.

3 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 1.14%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

4 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

5 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 1.12% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series Q (Small Cap Value Series)	NAA Small Cap Value Series Pro Forma Combined
1 Year	$115	$114
3 Years	$380	$373
5 Years	$666	$652
10 Years	$1,480	$1,447

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 25% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

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Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series Q (Small Cap Value Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	26.75%
Lowest Quarter	March 31, 2020	-33.97%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series Q	10.29%	10.21%	5.55%
Index

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

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Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series Q (Small Cap Value Series)	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Small Cap Value Series	0.75%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series Q (Small Cap Value Series)	1.14%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Acquiring Fund	Expense Limit
NAA Small Cap Value Series	1.12%

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Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series Q (Small Cap Value Series)—James P. Schier (since 2009), David G. Toussaint (since 2017), Chris Phalen (since 2023), Gregg Strohkorb (since 2015), Farhan Sharaff (since 2015), and Burak Hurmeydan (since 2018)	NAA Small Cap Value Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

James P. Schier, CFA, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager, has been the manager of Series V since its inception in 1997, Series Q since February 2009, Series O since August 2008 and Series B since August 2015. While employed by the Acquired Fund Manager, he also served as a research analyst. Prior to joining the Acquired Fund Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series B, Series O, Series Q and Series V since August 2015. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Chris Phalen, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q, and Series V since June 2023. Mr. Phalen joined the Acquired Fund Manager (or its predecessor) in 1993 and has over 25 years of experience in the financial service industry. Mr. Phalen has served as a Senior Equity Research Analyst covering the Industrials and Materials sectors for the value equity funds since 2011 and as the Director of Value Equity Research since 2019. He has also served as head of fixed income at a predecessor firm, Security Global Investors, as a fixed income portfolio manager for Security Benefit Corporation’s life insurance general account, and as a mutual fund fixed-income portfolio manager. Mr. Phalen earned a B.S. in Business Administration and Accounting from the University of Kansas. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Gregg Strohkorb, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has managed Series B, Series O, Series Q and Series V since August 2015. Mr. Strohkorb joined the Acquired Fund Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund. In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management. This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

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David G. Toussaint, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q and Series V since January 2017. Mr. Toussaint has more than 25 years of investment industry experience. From 2012 to 2016, Mr. Toussaint was a Senior Equity Research Analyst covering the energy, utilities, and healthcare sectors for the value equity funds. From 2000 to 2012, he served as the portfolio manager for the firm’s high yield mutual fund strategy. Prior to joining the Acquired Fund Manager in 2000, Mr. Toussaint was a fixed-income credit research analyst and an investment accounting manager for Allstate Insurance. Mr. Toussaint earned a B.A. in Economics from the University of Illinois, an M.S. in Accounting from DePaul University and an MBA in Finance from the University of Chicago. He is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst® designation.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

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As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$55,586,000	—	N/A	$55,586,000
Net Asset Value Per Share	$42.70	—	N/A	$42.70
Shares Outstanding	1,301,830	—	N/A	1,301,830

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

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Proposal 1(d)	Approval of the Reorganization Agreement providing for the Reorganization of Series V (SMid Cap Value Series) into NAA SMid-Cap Value Series

Comparison of Investment Objectives and Principal Investment Strategies

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are substantively the same, as shown below.

Acquired Fund	Acquiring Fund
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital growth.

Principal Investment Strategies

The Funds have similar principal investment strategies. Both Funds provide exposure primarily to equity securities issued by small- and mid-capitalization companies. In addition, Burak Hurmeydan, who serves as a portfolio manager of the Acquired Fund, will join NAA and continue to be a portfolio manager for the Acquiring Fund and will provide continuity of investment strategies. Although the principal investment strategies are similar, there are certain key differences, as outlined below.

●	Use of Investment Models: While both the Acquired Fund and the Acquiring Fund may use quantitative and qualitative analysis to select investments, in managing the Acquiring Fund, NAA will apply its proprietary H-Factor methodology to its security selection process.

●	Strategies: The Acquired Fund uses its strategies to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquiring Fund uses its strategies to seek to identify securities that, in combination, exceed the total return of the S&P 1000® Value Index. See “Description of Indexes” in this Proxy Statement/Prospectus for a description of the index.

●	Capitalization Range: The Acquired Fund considers small- and mid-capitalization companies to be companies that have market capitalizations that are usually within the range of companies in the Russell 2500® Value Index. The Acquiring Fund defines small-capitalization as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index and mid-capitalization as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index.

●	Restricted Securities: The Acquired Fund may invest in restricted securities as part of its principal strategies, while the Acquiring Fund will not invest in restricted securities as a principal strategy.

●	Futures Contracts: As part of its investment strategies, the Acquired Fund may invest in futures contracts, while the Acquiring Fund will not invest in futures contracts as a principal strategy.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500® Value Index. Although a universal definition of small- and mid-capitalization (i.e., SMid-capitalization) companies does not exist, the Fund generally defines SMid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500® Value Index, which is an unmanaged index measuring the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of March 31, 2024, the Russell 2500® Value Index consisted of securities of companies with market capitalizations that ranged from $18 million to $31.2 billion.

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Small- and Mid-capitalization securities that NAA considers having “value” characteristics. The Fund defines:

●     “value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●     “mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $1.3 billion and $20.8 billion as of July 31, 2024.

●     “small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $150 million and $8.4 billion as of July 31, 2024.

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Acquired Fund	Acquiring Fund

In choosing securities, the Acquired Fund Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Acquired Fund Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Acquired Fund Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities), which may be illiquid.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Acquired Fund Manager’s expectations, among other reasons.

The Fund may invest in a limited number of sectors or industries.

Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, NAA uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to exceed the total return of the S&P 1000® Value Index. In buying and selling securities for the Fund, NAA will apply its proprietary H-Factor Scores (“H-Factor”) methodology to its security selection process. H-Factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, H-Factor aims to identify underpriced and overpriced securities and assign them an H-Factor score, which is the probability that the issuer will not deliver growth to support the securities’ current price. By assigning these scores, NAA seeks to avoid the overpriced securities and invest in the underpriced securities. NAA’s team of portfolio managers and analysts use a bottom-up assessment of a company’s potential for success, including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. As a result of this investment process, the Fund may invest in a limited number of sectors or industries.

The Fund will sell investments when they no longer meet NAA’s investment criteria, market conditions change, or to meet redemption requests.

Principal Risks

The principal risks associated with an investment in the Acquired Fund have substantial overlap with the principal risks associated with an investment in the Acquiring Fund. However, there are several notable differences. The principal risks of each Fund are identified below. Key differences in principal risks are that the Acquired Fund considers counterparty credit risk, derivatives risk, liquidity and valuation risk, quantitative investing risk, real estate investments risk, regulatory and legal risk, restricted securities risk, and sector emphasis risk to be principal risks of the Acquired Fund, while the Acquiring Fund does not consider such risks to be principal risks of the Acquiring Fund. Meanwhile, the Acquiring Fund considers limited operating history risk, warrants risk, preferred stock risk and options risk to be principal risks of the Acquiring Fund, while the Acquired Fund does not consider such risks to be principal risks of the Acquired Fund.

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Risk Factor	Acquired Fund	Acquiring Fund
Convertible Securities Risk	X	X
Counterparty Credit Risk	X
Depositary Receipt Risk	X	X
Derivatives Risk	X
Equity Securities Risk	X	X
Foreign Securities and Currency Risk	X	X
Investment in Investment Vehicles Risk	X	X
Limited Operating History Risk		X
Liquidity and Valuation Risk	X
Management Risk	X	X
Market Risk	X	X
Mid-Capitalization Securities Risk	X	X
Options Risk		X
Preferred Stock Risk		X
Quantitative Investing Risk	X
Real Estate Investments Risk	X
Regulatory and Legal Risk	X
REIT Risk	X	X
Restricted Securities Risk	X
Sector Emphasis Risk	X
Small-Capitalization Securities Risk	X	X
Value Stocks Risk	X	X
Warrants Risk		X

Although many of the principal risks of each Fund are similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Acquiring Fund. The success of the Acquiring Fund’s investment strategy depends upon NAA’s skill in selecting securities for purchase and sale by the Acquiring Fund, and there is no assurance that the Acquiring Fund will achieve its investment objective. Because of the types of securities in which the Acquiring Fund invests and the investment techniques NAA uses, the Acquiring Fund is designed for investors who are investing for the long term. The Acquiring Fund may not be appropriate for use as a complete investment program. The following risks reflect only the risks that the Acquiring Fund deems principal to its investments and do not reflect all risks to which the Acquiring Fund may be subject. The principal risks of an investment in the Acquiring Fund are described below.

Limited Operating History Risk. The Acquiring Funds are newly formed, and their investment adviser has a limited operating history, which may present more risks than funds with advisers with a longer operating history. For example, funds that are new may not get the same level of investor interest as funds with a longer history and so may not benefit from the same economies of scale over the near- or long-term. Given that the Acquiring Funds are being created through the Reorganizations, shareholders may be less likely to remain invested in the Acquiring Funds, resulting in the potential for increased portfolio turnover and related tax consequences. Additionally, while the Acquiring Funds’ service providers are developing familiarity with the Acquiring Funds and their investment strategies and operations there is increased operational risk.

A newly formed or early stage adviser also may be subject to more operational risks, may have fewer resources to enable it to hire or retain the same level of qualified personnel and may have fewer resources to reimburse a fund for errors, than a larger, more established adviser. A new investment adviser’s investment strategies may be untested and may not be successful, and a new investment adviser may be more likely not to remain in business over the long-term than a long-established investment adviser with larger amounts of resources.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are beyond NAA’s control, including fluctuations in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. Certain market events could increase volatility and exacerbate market risks, such as changes in government’s economic policies, political turmoil, environmental events, trade disputes, epidemics, pandemics, or other public health issues. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers domestically and worldwide. It can result in trading halts, any of which could hurt the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund.

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Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Therefore, the securities of mid capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. Mid-capitalization companies are typically subject to greater earnings and changes in business prospects than larger, more established companies. Investors may not follow them widely, which can lower the demand for their stock.

Small-Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification, and financial resources, the securities of these companies may be more speculative, volatile, and less liquid than the securities of larger companies. They can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings, or other adverse developments.

Value Investing Risk. Value investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or value stocks are out of favor. Value investing may be out of favor with investors occasionally, and value stocks may underperform the securities of other companies or the stock market in general.

Management Style Risk. NAA’s method of security selection may not be successful, and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, NAA may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of NAA’s investment process, and there is no guarantee that NAA’s judgments about the attractiveness, value, and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Equity Securities Risk. Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities in which the Fund invests.

Investment Company Risk. Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares, and the listing exchange may halt trading of the shares.

Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

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Foreign Securities Risk. Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on NAA’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or NAA, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the fees and expenses of the Funds. Fees and expenses of the Acquired Fund are as of June 30, 2024. The table below does not take into account any of the fees, expenses or charges associated with variable annuity contracts or variable life insurance policies offered by participating insurance companies. If such fees, expenses or charges were reflected, the overall expenses would be higher. For more information on these fees, expenses and charges, please refer to your contract or policy prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of June 30, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. No sales charge will be assessed to shares received in connection with the Reorganization.

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	Series V (SMid Cap Value Series)	NAA SMid-Cap Value Series Pro Forma
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.11%	0.13%[1]
Total Annual Fund Operating Expenses	1.11%	1.13%
Waivers/Reimbursements	(0.23)%[2,3]	(0.26)%[4]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	0.88%[2,3]	0.87%[4]

1 Other Expenses have been adjusted from amounts incurred during Series V’s (SMid Cap Value Series) most recent fiscal year to reflect estimated current expenses.

2 The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for the Fund to 0.91%. The Acquired Fund Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Acquired Fund Manager ceases to serve as such and it can be terminated by the Guggenheim Board, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Acquired Fund Manager.

3 The Acquired Fund Manager must waive certain fees and/or reimburse certain expenses associated with the Acquired Fund’s service arrangements through May 1, 2025. The undertaking will expire when it reaches its term, or when the Acquired Fund Manager or the Acquired Fund administrator ceases to serve as such.

4 Under an amended expense limitation agreement, NAA has contractually agreed, until April 30, 2027, to reduce the Management Fees and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding 0.87% of the Acquiring Fund’s average daily net assets. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It does not reflect fees, expenses or charges of any variable annuity contract or variable life insurance policy, which, if reflected, would increase expenses. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Series V (SMid Cap Value Series)	NAA SMid-Cap Value Series Pro Forma Combined
1 Year	$90	$89
3 Years	$330	$306
5 Years	$589	$571
10 Years	$1,331	$1,327

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Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended December 31, 2023, the Acquired Fund’s portfolio turnover rate was 28% of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Past Performance of the Funds

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns for the periods shown with a broad measure of market performance. Separate variable annuity and variable life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Series V (SMid Cap Value Series)

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	23.86%
Lowest Quarter	March 31, 2020	-30.99%

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Series V	9.73%	11.98%	7.59%
Index

Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future, including because the Acquiring Fund has different investment strategies.

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Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

Information About Management of the Funds

General

Security Investors, LLC

Security Investors, LLC, located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850, is the investment manager to the Acquired Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of the Acquired Fund Manager were approximately $9.8 billion.

NAA

NAA (d/b/a New Age Alpha), located at 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, is the investment manager to the Acquiring Fund. On December 31, 2023, the aggregate assets under the investment management and supervision of NAA were approximately $195.5 million.

Management Fees

For the fiscal year ended December 31, 2023, the Acquired Fund paid the Acquired Fund Manager an aggregate annual management fee for services performed as shown below:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series V (SMid Cap Value Series)	0.75%

The Acquiring Fund will pay management fees at the annual rate as shown below. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees.

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA SMid-Cap Value Series	0.75%

The Acquired Fund Manager has contractually agreed through May 1, 2025, to waive fees and/or reimburse Acquired Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Acquired Fund to an annual percentage of average daily net assets set forth below. An Acquired Fund with a contractual fee waiver may have “Total Annual Operating Expenses After Fee Waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Acquired Fund Manager is entitled to reimbursement by the Acquired Fund for certain fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Acquired Fund Manager may only recoup such reimbursement when the Operating Expenses for the Acquired Fund are less than the amount specified in the then-applicable expense limitation agreement.

Acquired Fund	Expense Limit
Series V (SMid Cap Value Series)	0.91%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below. Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

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Acquiring Fund	Expense Limit
NAA SMid-Cap Value Series	0.87%

Portfolio Managers

The Acquiring Fund will have a different portfolio management team than the Acquired Fund except that Burak Hurmeydan, a portfolio manager of the Acquired Fund, will also serve as a portfolio manager of the Acquiring Fund if the Reorganization is consummated. The following section provides biographical information about the portfolio managers of the Acquired Fund and Acquiring Fund.

Acquired Fund	Acquiring Fund
Series V (SMid Cap Value Series)—James P. Schier (since 1997), David G. Toussaint (since 2017), Chris Phalen (since 2023), Gregg Strohkorb (since 2015), Farhan Sharaff (since 2015), and Burak Hurmeydan (since 2018)	NAA SMid-Cap Value Series—Armen Arus (since 2024), Julian Koski (since 2024), Hugo Chang (since 2024), Konstantin Tourevski (since 2024), and Burak Hurmeydan (since 2024)

Acquired Fund and Acquiring Fund

Burak Hurmeydan, Ph.D., Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Guggenheim Alpha Opportunity Fund since January 2015, Guggenheim Directional Allocation Fund since 2018, and Guggenheim Market Neutral Real Estate Fund and Guggenheim Risk Managed Real Estate Fund since May 2024. Dr. Hurmeydan joined the Acquired Fund Manager in 2011 as an Analyst of Quantitative Strategies. Before joining the Acquired Fund Manager, he was a Quantitative Risk/Research Analyst with Citadel Asset Management from 2008 to 2009. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

Dr. Hurmeydan will be the Head of Quantitative Strategies at NAA. The addition of Burak Hurmeydan as a portfolio manager of the Acquiring Fund is contingent upon the successful completion of the Reorganization following the closing.

Acquired Fund

James P. Schier, CFA, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager, has been the manager of Series V since its inception in 1997, Series Q since February 2009, Series O since August 2008 and Series B since August 2015. While employed by the Acquired Fund Manager, he also served as a research analyst. Prior to joining the Acquired Fund Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Farhan Sharaff, Assistant Chief Investment Officer, Equities, Senior Managing Director and Portfolio Manager of the Acquired Fund Manager. He has co-managed Series B, Series O, Series Q and Series V since August 2015. Mr. Sharaff joined the Acquired Fund Manager in May 2009. Mr. Sharaff has more than 30 years of experience in investment research and investment management. Prior to joining the Acquired Fund Manager, he was a Partner and Chief Investment Officer at MJX Capital Advisors, a wealth management firm focused on providing advice and investment management for its clients, especially in the traditional and alternative asset classes and Guggenheim Investments plc. Prior to that, Mr. Sharaff served as the global Chief Investment Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. In all of the above engagements, Mr. Sharaff was responsible for research, investment management, product development and investment risk management. He was also a member of the business management teams at Citigroup and Zurich Scudder. Mr. Sharaff has a B.S. in Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester Business School (U.K.). In addition, Mr. Sharaff sits on the board of Guggenheim Global Investment plc.

Chris Phalen, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q, and Series V since June 2023. Mr. Phalen joined the Acquired Fund Manager (or its predecessor) in 1993 and has over 25 years of experience in the financial service industry. Mr. Phalen has served as a Senior Equity Research Analyst covering the Industrials and Materials sectors for the value equity funds since 2011 and as the Director of Value Equity Research since 2019. He has also served as head of fixed income at a predecessor firm, Security Global Investors, as a fixed income portfolio manager for Security Benefit Corporation’s life insurance general account, and as a mutual fund fixed-income portfolio manager. Mr. Phalen earned a B.S. in Business Administration and Accounting from the University of Kansas. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

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Gregg Strohkorb, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has managed Series B, Series O, Series Q and Series V since August 2015. Mr. Strohkorb joined the Acquired Fund Manager in 2006 and also serves as a senior quantitative research analyst. Prior to joining the firm, Mr. Strohkorb was a Quantitative Equity Analyst for Denver Investment Advisors and a small hedge fund. In addition, Mr. Strohkorb has extensive experience in software development, systems management and database management. This includes experience with Morgan Stanley in international equity trading, settlement, corporate actions and securities lending systems. He earned a B.S. in Biological Sciences and an M.S. in Applied Science from The College of William and Mary and an MBA in International Business from the American Graduate School of International Management. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

David G. Toussaint, CFA, Managing Director and Portfolio Manager of the Acquired Fund Manager, has co-managed Series B, Series O, Series Q and Series V since January 2017. Mr. Toussaint has more than 25 years of investment industry experience. From 2012 to 2016, Mr. Toussaint was a Senior Equity Research Analyst covering the energy, utilities, and healthcare sectors for the value equity funds. From 2000 to 2012, he served as the portfolio manager for the firm’s high yield mutual fund strategy. Prior to joining the Acquired Fund Manager in 2000, Mr. Toussaint was a fixed-income credit research analyst and an investment accounting manager for Allstate Insurance. Mr. Toussaint earned a B.A. in Economics from the University of Illinois, an M.S. in Accounting from DePaul University and an MBA in Finance from the University of Chicago. He is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst® designation.

Acquiring Fund

Armen Arus is the Co-Founder and Chief Executive Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Executive Officer of NAA. Before founding NAA, Mr. Arus was the Co-Founder and Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC from June 2003 to July 2017. Mr. Arus also served as President of Transparent Value Trust from 2010 to 2015. Mr. Arus holds a B.S. in Business from New York University.

Julian Koski is the Co-Founder and Chief Investment Officer of New Age Alpha, LLC, the parent company of NAA and the Chief Investment Officer of NAA. From 2003 to 2015, Mr. Koski was the Co-Chief Executive Officer of Transparent Value, LLC and Transparent Value Advisors, LLC. He directed Transparent Value’s business development, marketing, and distribution activities and contributed to Transparent Value’s product development initiatives. Mr. Koski attended the University of Witwatersrand (South Africa) and the University of South Africa.

Hugo Chang is a Senior Managing Director of NAA in charge of Index Development. Before NAA, he held similar responsibilities at Invesco Indexing and as Vice President for Guggenheim Partners. Mr. Chang has also served as Senior Research Analyst for S&P Dow Jones Indices and was instrumental in custom index research and analytics. Mr. Chang has a master’s degree in Financial Engineering from the University of California, Berkeley and is a CFA Charterholder and Financial Risk Manager.

Konstantin Tourevski is a Senior Portfolio Manager of NAA and has been in that role since 2019. From 2003 to 2019, Mr. Tourevski served various senior investment roles at Loews Corporation. Prior to that, Mr. Tourevski was an investment analyst at JP Morgan Asset Management. Mr. Tourevski holds a BA in Economics from New York University and an MBA from Columbia Business School; he is also a CFA Charterholder.

Capitalization

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of August 15, 2024, and on a pro forma combined basis as of that date, giving effect to the Reorganization and the proposed transfer of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization of the Acquired Fund.

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As of August 15, 2024

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments[1]	Acquiring Fund Pro Forma Combined After Reorganization
Net Assets	$151,372,405	—	N/A	$151,372,405
Net Asset Value Per Share	$73.72	—	N/A	$73.72
Shares Outstanding	2,053,378	—	N/A	2,053,378

1 Following the Reorganization, the Acquired Fund will be the accounting survivor.

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ADDITIONAL COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Acquired Funds and the Acquiring Funds are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Funds’ policies pertaining to purchasing, exchanging and selling shares of the Acquiring Funds, please see Appendix C. For more information on the Acquired Funds’ policies pertaining to purchasing, exchanging and selling shares of the Acquired Funds, please see the Acquired Funds’ current prospectus incorporated herein by reference.

Dividends and Other Distributions

The Acquired Funds declare and distribute dividends from net investment income, if any, at least annually. The Acquired Funds intend to distribute at least annually any net capital gains. The Acquiring Funds typically declare and distribute dividends and net capital gain, if any, annually in December.

U.S. Federal Income Tax Consequences

Each Acquired Fund has elected and qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code and each Acquiring Fund intends to qualify as a “regulated investment company” under subchapter M of the Code for its taxable year that includes the Closing Date and for each taxable year following the Reorganization. Distributions by each Fund of net investment income and net realized capital gains, if any, to shareholders are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

As a condition to the closing of each Reorganization, the relevant Acquired Fund and the Acquiring Fund will have received from Dechert LLP, legal counsel to the Acquired Funds, an opinion to the effect that such Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shares of the Acquired Funds exchanged therefor. For more detailed information about the tax consequences of the Reorganizations please refer to the “Information About the Reorganizations – U.S. Federal Income Tax Consequences” section below.

Payments to Broker-Dealers and Other Financial Intermediaries

An Acquiring Fund’s shares are generally available only through participating insurance companies offering variable annuity contracts and variable life insurance policies. A broker-dealer or other financial intermediary generally purchases life insurance policies and variable annuities. An Acquiring Fund and/or its related companies may pay the participating insurance companies for services; some payments may go to broker-dealers and other intermediaries. These payments may create a conflict of interest for an intermediary or be a factor in the participating insurance companies’ decision to include an Acquiring Fund as an underlying investment option in a variable contract. Ask your salesperson or visit your financial intermediary’s website for more information.

Investments in Money Market Instruments and Temporary Defensive Positions

Each Acquiring Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”), to maintain liquidity or pending the selection of investments. An Acquiring Fund can take temporary defensive positions to respond to adverse market, economic, political, or other conditions and, in doing so, may invest up to 100% of its assets in Money Market Instruments. When an Acquiring Fund invests in a money market mutual fund, the shareholders of the Acquiring Fund will be subject to duplicative management fees. To the extent an Acquiring Fund holds other registered investment companies, including money market mutual funds, the Acquiring Fund will incur acquired fund fees and expenses (as defined by the SEC). Anytime an Acquiring Fund takes a temporary defensive position, it will not achieve its investment objective.

Fund Service Providers

The Reorganizations will affect other services currently provided to the Acquired Funds. The following table outlines certain service providers for the Acquired Funds and the comparable service providers for the Acquiring Funds.

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	Acquired Funds	Acquiring Funds
Investment Manager	Security Investors, LLC	New Age Alpha Advisors, LLC

Administrator	MUFG Investor Services (US), LLC	Ultimus Fund Solutions, LLC

Distributor	Guggenheim Funds Distributors, LLC	Ultimus Fund Distributors, LLC

Transfer Agent	MUFG Investor Services (US), LLC	Ultimus Fund Solutions, LLC

Custodian	Bank of New York Mellon	Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm	Ernst & Young LLP	Cohen & Company, Ltd.

The Acquired Funds and Acquiring Funds receive substantially similar services from each of their respective service providers. However, there are differences in the corresponding agreements that may impact the operations and rights of Acquiring Funds. For example, the Acquiring Funds’ Master Services Agreement with Ultimus Fund Solutions, LLC provides that the parties will be liable for damages resulting from gross negligence, while the Acquired Funds’ Open-End Fund Accounting and Administration Agreement with MUFG Investor Services (US), LLC contains an ordinary negligence standard. This means that the Acquiring Funds would generally need to meet a higher standard in order to assert a claim against Ultimus Fund Solutions, LLC than an Acquired Fund would against MUFG Investor Services (US), LLC.

The Acquiring Funds’ initial Form N-CSR report will discuss the factors the Board of Trustees of New Age Alpha Variable Funds Trust considered in approving each Acquiring Fund’s Advisory Agreement with NAA, including the Board’s conclusions concerning it.

The Acquired Fund Manager and the Acquired Funds have received from the SEC an exemptive order for a multi-manager structure that allows the Acquired Fund Manager to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Acquired Fund Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Guggenheim Board, but without shareholder approval. With respect to the Acquired Funds, if a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. NAA and the Acquiring Funds have applied for a similar exemptive order that, if granted, would apply to the Acquiring Funds, under which the Acquiring Funds could operate under a “manager of managers” structure (the “Order”). If the Order is granted by the SEC, NAA would have the authority, subject to the approval of the Board of Trustees of New Age Alpha Variable Funds Trust, to hire or replace sub-advisers and modify any existing or future agreement with such sub-advisers without obtaining shareholder approval. There can be no guarantee that the SEC will grant the Order.

Fundamental Investment Restrictions

In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. The fundamental investment restrictions of each Fund, set forth below, are identical or substantially the same. Although the fundamental investment restrictions are substantially the same, there are certain key differences, as outlined below. Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.

Acquired Funds	Comparison with Acquiring Funds
Diversification Status. Each Acquired Fund shall be a “diversified company”, as that term is defined in the 1940 Act, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Substantially the Same. Each Acquiring Fund is a diversified fund under the Investment Company Act of 1940, as amended.
Underwriting. Each Acquired Fund may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.

Substantially the Same. Each Acquiring Fund will not act as an underwriter, except that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

Concentration. Each Acquired Fund may not “concentrate” its investments in a particular industry, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.

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Acquired Funds	Comparison with Acquiring Funds
Real Estate. Each Acquired Fund may purchase real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Commodities. Each Acquired Fund may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Loans. Each Acquired Fund may make loans to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Borrowing Money. Each Acquired Fund may borrow money to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Identical.
Senior Securities. Each Acquired Fund may issue senior securities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.	Substantially the Same. Each Acquiring Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Acquired Funds

For purposes of the Diversification Status Fundamental Policy, a “diversified company” is currently defined under the 1940 Act as a company which meets the following requirements: at least 75 percent of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5 percent of the value of the total assets of such company and to not more than 10 percent of the outstanding voting securities of such issuer. For the purposes of this Fundamental Policy, each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. For the purposes of this Fundamental Policy, a Fund generally will consider the borrower of a syndicated bank loan to be the issuer of the syndicated bank loan, but may under unusual circumstances also consider the lender or person inter-positioned between the lender and the Fund to be the issuer of a syndicated bank loan. In making such a determination, the Fund will consider all relevant factors, including the following: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund’s custodian); the credit quality of such lender or inter-positioned person; general economic conditions applicable to such lender or inter-positioned person; and other factors relating to the degree of credit risk, if any, of such lender or inter-positioned person incurred by the Fund.

For purposes of the Concentration Fundamental Policy, a Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Industries are determined by reference to the classifications of industries set forth in a Fund’s semi-annual and annual reports. For the purposes of this Fundamental Policy, the limitation will not apply to a Fund’s investments in: (i) securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipal securities; (iii) repurchase agreements collateralized by the instruments described in (i); and (iv) other investment companies.

For purposes of the Commodities Fundamental Policy, investors should note that as of the date of the Funds’ Statement of Additional Information, the 1940 Act permits investments in commodities and commodity interests.

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For purposes of the Borrowing Money Fundamental Policy, if at any time the amount of total Fund assets less all liabilities and indebtedness (but not including the Fund’s borrowings) (“asset coverage”) is less than an amount equal to 300% of any such borrowings, the Fund will reduce its borrowings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations so that such asset coverage is again equal to 300% or more.

For purposes of Fundamental Policies, the term “as permitted under the 1940 Act” indicates that, unless otherwise limited by non-fundamental investment policies, a Fund can borrow and issue senior securities to the extent permitted by the 1940 Act and interpretations thereof, and that no further action generally would be needed to conform the Fund’s Fundamental Policies relating to borrowing and senior securities to future change in the 1940 Act and interpretations thereof. Pursuant to the provisions of the 1940 Act and interpretations thereof, a Fund is permitted to borrow from banks and may also enter into certain transactions that are economically equivalent to borrowing (e.g., reverse repurchase agreements). Under current law as interpreted by the SEC and its staff, a Fund may borrow from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund, in accordance with Rule 18f-4, aggregates the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treats all such transactions as derivatives transactions. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A Fund’s limitation with respect to issuing senior securities is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder. SEC Rule 18f-4 governs the use of derivatives and other similar transactions by an investment company. Under Rule 18f-4, a Fund’s trading of derivatives and other similar transactions that create future payment or delivery obligations is generally subject to value-at-risk leverage limits, derivatives risk management program and reporting requirements, unless the Fund satisfies a “limited derivatives users” exception that is included in the rule.

Acquiring Funds

Concerning the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities. However, it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Under current law as interpreted by the SEC and its staff, a Fund may borrow from (a) a bank, provided that immediately after such borrowing, there is an asset coverage of 300% for all borrowings of the Fund, or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund, under Rule 18f-4, aggregates the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treats all such transactions as derivatives transactions. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. A Fund’s limitation concerning issuing senior securities does not apply to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder.

SEC Rule 18f-4 governs an investment company’s use of derivatives and other similar transactions. Under Rule 18f-4, a Fund’s trading of derivatives and other similar transactions that create future payment or delivery obligations is subject to value-at-risk leverage limits, derivatives risk management program, and reporting requirements unless the Fund satisfies a “limited derivatives users” exception that is included in the rule.

Each Fund that invests in derivatives to achieve its investment objective will assess such when determining compliance with its concentration policy by considering the economic exposure created by such derivatives. Specifically, when a Fund utilizes derivatives to achieve its investment objectives, it will treat the underlying asset, asset class, or reference entity of the derivative as if it were held directly by the Fund for purposes of determining compliance with its concentration policy. This approach ensures that the Fund’s investments, whether direct or through derivatives, remain consistent with the stated concentration policy, thereby reflecting the Fund’s intended exposure to specific industries or sectors.

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Material Differences in the Rights of Fund Shareholders

New Age Alpha Variable Funds Trust and Guggenheim Variable Funds Trust are each Delaware statutory trusts. They are also each governed by their own Declaration of Trust and By-laws. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.

The below table summarizes a number of provisions of the Declaration of Trust and By-laws of the Acquired Funds and the Acquiring Funds, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The governing instruments have certain similar provisions, however there are differences that might impact how each Fund is governed. Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Acquired Funds	Comparison with Acquiring Funds
Voting Rights

The Shareholders shall have power to vote only with respect to (i) the election or removal of Trustees to the extent and as provided in the Declaration of Trust; and (ii) such additional matters relating to the Guggenheim Variable Funds Trust (“Guggenheim Trust”) as may be required by applicable law, the Declaration of Trust, the By-Laws or any registration statement of the Guggenheim Trust filed with the Commission (or any successor agency), or as the Trustees may consider and determine necessary or desirable.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, to determine, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. Without limiting the power of the Trustees in any way to designate otherwise in accordance with the preceding sentence, the Trustees hereby establish that, in the absence of any designation to the contrary, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.

Notwithstanding any other provision of the Declaration of Trust, on any matters submitted to a vote of the Shareholders, all Shares of the Guggenheim Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series or Classes; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only the Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon.

There shall be no cumulative voting in the election of Trustees.

Substantively Similar. Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the New Age Alpha Funds Trust as may be required by this Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the NAA Trust filed with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote as to any matter on which it is entitled to vote. To the extent that the 1940 Act or Delaware law is amended by rule, regulation, order, or no-action letter to eliminate or limit Shareholders’ right to vote on any specific matter, the Shareholders’ right to vote shall be deemed to be amended, modified or interpreted in accordance therewith without further approval by the Trustees or the Shareholders. Shares may be voted in person or by proxy or by any manner authorized by the Trustees. Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefax, telephone or through the Internet or any other means permissible under the Delaware Act, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission. Until Shares of a Series are issued, the Trustees may exercise all of the rights of the Shareholders of such Series with respect to the NAA Trust or such particular Series required or permitted by law or this Declaration of Trust and the By-Laws to be taken by Shareholders. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

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	Acquired Funds	Comparison with Acquiring Funds
Shareholder Quorum	Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the Shares entitled to vote shall constitute a quorum at a Shareholders’ meeting.	Substantially Similar. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the outstanding Shares present in person or represented by proxy and entitled to vote at a Shareholders’ meeting shall constitute a quorum at such meeting.
Election of Trustees	A plurality of the shares voted shall elect a Trustee.	Substantially Similar. Trustees shall be elected by a plurality of the votes cast at a Shareholders’ meeting at which a quorum is present.
Removal of Trustees	Any Trustee may be removed with or without cause at any meeting of Shareholders by a vote of two-thirds of the Outstanding Shares of the Guggenheim Trust.	Different. Any Trustee may be removed by the affirmative vote of the majority of votes cast at a Shareholders’ meeting.
Approval of a Consolidation or Merger	The Trustees may, without Shareholder approval, unless such approval is required by applicable federal law: (i) cause the Guggenheim Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations, or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation); (ii) cause any one or more Series (or Classes) of the Guggenheim Trust to merge or consolidate with or into any one or more other Series (or Classes) of the Guggenheim Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations; (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute or regulation to the extent permitted by law; or (iv) cause the Guggenheim Trust to reorganize as a corporation, trust, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.	Similar. The Trustees may, without Shareholder vote or approval unless such approval or vote is required by applicable federal and state law, (i) cause the NAA Trust to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the NAA Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States (iv) sell or convey all or substantially all of the assets of the NAA Trust or any Series or Class to another Series or Class of the NAA Trust or to another trust, partnership, limited liability company, association, corporation or other business entity, organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States so long as such trust, partnership, limited liability company, association, corporation or other business entity is an open-end management investment company under the 1940 Act or (v) at any time sell or convert into money all or any part of the assets of the NAA Trust or any Series or Class thereof.

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	Acquired Funds	Comparison with Acquiring Funds
Termination of a Trust or Fund	The Guggenheim Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees without Shareholder approval followed by written notice to the Shareholders. Any Series or Class thereof may be terminated at any time by vote of a majority of the Shares of such Series or Class entitled to vote or by the Trustees without Shareholder approval followed by written notice to the Shareholders of such Series or Class.	Substantially Similar. The NAA Trust may be terminated at any time by vote of a majority of the Shares of each Series entitled to vote, voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or Class may be terminated at any time by vote of a majority of the Shares of that Series or Class entitled to vote, or by the Trustees by written notice to the Shareholders of that Series or Class.

Comparison of Valuation Policies

Pursuant to each Reorganization Agreement, the Acquired Fund’s valuation procedures will be used to determine the value of the securities transferred in connection with the Reorganization of that Acquired Fund. The Acquired Funds and the Acquiring Funds value their portfolio securities at their current market values determined based on available market quotations. With respect to portfolio securities and assets of an Acquired Fund or Acquiring Fund for which market quotations are not readily available, or are deemed not reliable by the Fund’s valuation designee, the Fund will fair value those securities and assets in good faith.

The Guggenheim Board and the Board of Trustees of New Age Alpha Variable Funds Trust have designated the Acquired Fund Manager and NAA, respectively, as the valuation designee to perform fair valuation determinations for each Acquired Fund or Acquiring Fund, respectively, with respect to all Acquired Fund investments and/or other assets.

Although there are differences in the Acquired Funds’ and Acquiring Funds’ valuation policies, the valuation of the Acquired Funds’ portfolio securities under the Acquired Funds’ valuation procedures is not expected to be materially different than the valuation of the portfolio securities under the Acquiring Funds’ valuation procedures.

INFORMATION ABOUT THE REORGANIZATIONs

The following is a summary of the material terms of each Reorganization Agreement, a form of which is attached as Appendix A and is incorporated herein by reference.

Terms of each Reorganization Agreement

On the Closing Date, each Acquired Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund as of the Effective Time, which is the time at which the Funds calculate their net asset values as set forth in their respective prospectuses on the Closing Date or such other date and time as may be mutually agreed upon in writing by the Acquired Fund and the Acquiring Fund, as determined in accordance with the Acquired Fund’s valuation procedures, established by the Guggenheim Board, and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

Each Acquired Fund expects to distribute the shares of the Acquiring Fund to the record holders of the shares of the Acquired Fund determined as of the Effective Time immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Acquired Funds will be deemed canceled on the books of the Acquired Funds.

Each Fund will make certain standard representations and warranties to each other regarding capitalization, status and conduct of business as of Effective Time.

Unless waived in accordance with each Reorganization Agreement, the obligations of the Acquired Funds and Acquiring Funds, respectively, are conditioned upon, among other things:

●	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by each Reorganization Agreement;

●	the receipt of all necessary approvals, consents, and authorizations under U.S. federal, state and local laws;

●	the truth in all material respects as of the Effective Time of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by each Reorganization Agreement;

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●	shareholder approval of a sufficient portion of the reorganizations of other funds managed by Guggenheim Investments constituting a certain amount of aggregate net asset value of such funds subject to the agreement; and

●	the effectiveness under applicable law of this Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto.

Each Reorganization Agreement may be terminated by the Guggenheim Board or the Board of Trustees of New Age Alpha Variable Funds Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with any Reorganization Agreement inadvisable, such as if material events affecting NAA, Guggenheim Investments, or a Fund were to cause a Board of Trustees to determine that a Reorganization is no longer in the best interests of either Fund or its shareholders.

U.S. Federal Income Tax Consequences

The following is a general summary of the certain U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Code. As a condition to the closing of each Reorganization, each Acquired Fund and the corresponding Acquiring Fund will receive a legal opinion from Dechert LLP (counsel to the Acquired Funds) substantially to the effect that for U.S. federal income tax purposes:

1)	The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

3)	The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (5) below;

4)	The holding periods of the assets of the Acquired Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (5) below, in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment assets of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

5)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the distribution to them by the Acquired Fund of the Acquiring Fund shares in exchange for their shares of the Acquired Fund as part of the Reorganization;

7)	The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

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8)	The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

9)	The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Each opinion will be based on certain factual certifications made by each Acquired Fund and the corresponding Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the corresponding Acquiring Fund it received.

The tax year of the Acquired Funds is expected to continue with the Acquiring Funds, and the undistributed capital gains, if any, resulting from portfolio repositioning prior to the Reorganizations may be carried over to the corresponding Acquiring Funds.

Even if each Reorganization is a tax-free reorganization for U.S. federal income tax purposes, repositioning of the Acquired Funds’ portfolios may result in net realized capital gains, which may result in taxable distributions to shareholders of the Funds before and/or after the date of the Reorganizations.

Assuming each Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Funds will succeed to the tax attributes of the Acquired Funds (subject to the conditions and limitations under the Code) upon the closing of the Reorganizations, including any capital loss carryovers that could have been used by the Acquired Funds to offset its future realized capital gains, if any, for U.S. federal income tax purposes. Capital losses of the Acquired Funds may be carried forward indefinitely to offset future capital gains. However, the capital losses of the Acquiring Funds, as the successors in interest to the corresponding Acquired Funds, may become subject to an annual limitation as a result of ownership changes if such occur.

Any portfolio transitioning (see “Portfolio Transitioning” below) may result in the recognition of income or capital gain or loss by the Funds, which may result in taxable distributions to shareholders of the Funds. Since the Reorganizations are not expected to close until October 25, 2024, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described may change significantly between now and the date of the Reorganizations. The ability of each Fund to use capital losses to offset gains (even in the absence of the Reorganizations) also depends on factors other than loss limitations, such as the future realization of capital gains or losses. Thus, it is not possible at this time to provide an estimate of the gain or loss that would be recognized in connection with the transition of the portfolios.

As of the end of its fiscal year ended December 31, 2023, no Acquired Fund had capital loss carryforwards.

This description of certain U.S. federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Please consult your own tax adviser about the effect of state, local, foreign and other tax laws.

Expenses of the Reorganizations

NAA and Guggenheim Investments or their affiliates will bear the costs incurred with respect to proposing and soliciting approval of the Reorganizations, including, but not limited to, costs associated with the organization of the Acquiring Funds, preparing, printing and distributing this Proxy Statement/Prospectus, proxy solicitation, expenses of holding shareholders’ meetings, and legal fees, accounting fees and securities registration fees. Neither the Acquiring Funds nor the Acquired Funds will bear any of these costs.

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Portfolio Transitioning

It is expected that there will be minimal or no portfolio holdings transitioning prior to the Reorganizations. Each Acquiring Fund is expected to reposition its portfolio holdings shortly after the Reorganization to align the portfolio with the Acquiring Fund’s strategies. NAA intends to conduct such repositioning in a tax efficient manner while minimizing trading costs. The costs (e.g., brokerage commissions and transaction costs) of transitioning the portfolios of the Funds prior to and after the Reorganizations, as applicable, will be borne by the Funds (and thus the shareholders of the Funds at such time as any transitioning occurs). If the Reorganizations are consummated, it is anticipated that approximately the following percentages of the investments held by the Funds will be sold in connection with the Reorganizations:

Series B (Large Cap Value Series)	21.5%
Series O (All Cap Value Series)	33.1%
Series Q (Small Cap Value Series)	31.4%
Series V (SMid Cap Value Series)	47.9%

Certain Funds utilize equity derivatives when pursuing their investment objectives. Such derivatives are excluded in the calculation of portfolio turnover.

Based on the pro forma combined assets of the Acquiring Funds and Acquired Funds as of August 15, 2024, it is estimated that transaction costs will be $8,260 or less than 0.01% of assets under management with respect to Series B (Large Cap Value Series); $7,050 or 0.01% of assets under management with respect to Series O (All Cap Value Series); $8,329 or 0.01% of assets under management with respect to Series Q (Small Cap Value Series); and $27,369 or 0.02% of assets under management with respect to Series V (SMid Cap Value Series). The actual amounts of brokerage and other transaction expenses may change at the time of the Reorganizations based on market conditions and other factors.

In addition, any such portfolio transitioning may result in the recognition of income or capital gain or loss by the Funds, which may result in taxable distributions to shareholders of the Funds. Since the Reorganizations are not expected to close until October 25, 2024, it is not possible at this time to provide an estimate of the income or capital gain or loss to be recognized by a Fund in connection with such portfolio transitioning.

Agreement and Relationship between NAA and Guggenheim Investments

In connection with the Reorganizations, NAA and Guggenheim Investments have entered into an agreement pursuant to which NAA has agreed to purchase from Guggenheim Investments certain assets that relate to Guggenheim Investments’ business of management and operation of the Acquired Funds, contingent upon shareholder approval of a sufficient portion of the reorganizations of Guggenheim Target Funds (defined below) constituting a certain amount of aggregate net asset value of such funds subject to the agreement, among other conditions. Under the agreement, with respect to the NAA Funds (defined below), NAA shall pay to Guggenheim Investments, in five equal annual installments, 1.2% of the aggregate net asset value of the NAA Funds as of a specific date approximately 60 days following the Reorganizations and otherwise in accordance with the agreement.

Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain conditions are met. Although New Age Alpha Variable Funds Trust and NAA do not believe Section 15(f) of the 1940 Act applies to the Reorganizations, each has covenanted to comply with Section 15(f) of the 1940 Act and to qualify for the “safe harbor” provided by Section 15(f) as if Section 15(f) applied, and consequently:

1.        for a period of three years after the Closing Date, at least 75% of the Trustees of New Age Alpha Variable Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Guggenheim Investments and NAA, and

2.       for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Funds as a result of the Reorganizations or any express or implied terms, conditions, or understandings applicable thereto.

New Age Alpha Variable Funds Trust and a separate trust, New Age Alpha Funds Trust, have several additional series that are not part of these Reorganizations but that are currently expected to acquire the assets of other series of Guggenheim Funds Trust, Transparent Value Trust, or Guggenheim Variable Funds Trust, as applicable (collectively, with the Acquired Funds, the “Guggenheim Target Funds”), in reorganization transactions for which approval of shareholders of the applicable Guggenheim Target Fund is being solicited in separate proxy statements. Those additional series of New Age Alpha Variable Funds Trust and New Age Alpha Funds Trust (collectively with the Acquiring Funds, the “NAA Funds”) are also expected to commence operation concurrently with the closing of the Reorganizations.

The agreement between NAA and Guggenheim Investments can be consummated prior to each of the Guggenheim Target Funds receiving the necessary shareholder approval. For any Guggenheim Target Funds that have not obtained shareholder approval by the time of such closing, the applicable fund reorganizations will not be consummated at that time. In such case, Guggenheim Investments may continue to seek shareholder approval and would seek approval from the relevant Guggenheim Board to enter into an interim investment advisory agreement (or a sub-advisory agreement for those Guggenheim Target Funds with a manager of managers exemptive order) pursuant to which NAA would be responsible for managing those Guggenheim Target Funds until either (a) shareholder approval is obtained and the applicable reorganization is completed, or (b) such Guggenheim Target Fund is liquidated.

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If Guggenheim Investments determines it is not beneficial to continue to solicit shareholder approval of a Guggenheim Target Fund’s reorganization or the required shareholder approval is not obtained, Guggenheim Investments currently expects to recommend that the relevant Guggenheim Board of Trustees approve liquidation of such Guggenheim Target Fund. Moreover, if shareholders do not approve reorganizations of Guggenheim Target Funds constituting the required amount of aggregate net asset value and Guggenheim Investments determines it is not beneficial to continue to solicit shareholder approval, no Reorganization will take place and Guggenheim Investments currently expects to recommend that the Guggenheim Board approve liquidation of the Guggenheim Target Funds.

Factors Considered by the Guggenheim Board in Approving each Reorganization Agreement

At an executive session of the Guggenheim Board held in connection with its November 14-15, 2023 regular quarterly meeting (the “November Meeting”), representatives of Guggenheim Investments advised the Guggenheim Board of its conclusion that the Acquired Funds, which follow equity and related investment strategies, are not aligned with Guggenheim Investments’ focus and growth plans and that it has decided that it no longer intends to manage these equity and related investment strategies. Guggenheim Investments presented its formal proposal for the Reorganizations at a special meeting of the Guggenheim Board held on January 17 and 24, 2024 (the “January Meeting”). During the January Meeting, Guggenheim Investments explained that it had identified NAA as a replacement manager, which it believed had the investment management, operational, and financial capabilities and resources to manage the Acquiring Funds, including investment methodologies that Guggenheim Investments believed could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders while providing shareholders with continuity of investment. The Guggenheim Board was also advised that, as part of the transaction with NAA, Guggenheim Investments was recommending a proposal to reorganize each of the Acquired Funds into newly formed Acquiring Funds to be managed by NAA.

At the January Meeting, Guggenheim Investments reviewed the alternatives for the Acquired Funds it considered to address the concerns identified during its strategic product assessment, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds, and liquidation. Following the completion of its review and analysis of the alternatives, Guggenheim Investments determined that only the transfer of the management and reorganization of the Acquired Funds to a new investment adviser had the potential to provide existing shareholders with continuity of investment. Guggenheim Investments advised the Guggenheim Board that it would recommend that the Guggenheim Board approve the liquidation of the Acquired Funds if the Guggenheim Board or shareholders do not approve the Reorganizations.

The Guggenheim Board considered a variety of relevant matters at the January Meeting. The Guggenheim Board considered the process through which Guggenheim Investments’ identified NAA, which process did not identify other interested advisers for consideration. The Guggenheim Board also considered Guggenheim Investments’ recommendation to reorganize the Acquired Funds into the newly formed Acquiring Funds to be managed by NAA, including Guggenheim Investments’ assessment of, among other things, NAA’s investment strategies, performance record, capabilities and compliance infrastructure, as well as its financial resources and ability to adequately support the Acquiring Funds in the long-term. The Guggenheim Board considered the due diligence Guggenheim Investments had undertaken to evaluate key NAA personnel. The Guggenheim Board also considered that the co-founders of NAA are familiar with Guggenheim Investments and certain funds advised by Guggenheim Investments because of previous relationships with Guggenheim Investments. The Guggenheim Board noted that although NAA does not have long-term experience with sponsoring and advising a mutual fund complex, it had previously sponsored and managed exchange-traded funds and noted the reasons for the termination of those funds. The Guggenheim Board further noted Guggenheim Investments’ assessment that NAA had built and was continuing to invest in a comprehensive and appropriate infrastructure to properly support the daily operations of the Acquiring Funds, and that NAA would be relying heavily on third-party service providers with experience supporting the operation of mutual funds such as the Acquired and Acquiring Funds.

The Guggenheim Board considered that Guggenheim Investments and NAA intended to enter into a separate agreement pursuant to which NAA would acquire certain assets related to Guggenheim Investments’ business of providing investment management services, including each Acquired Fund, and that Guggenheim Investments would receive compensation in connection with this transaction. The Guggenheim Board noted that the completion of each Reorganization was subject to certain conditions, including shareholder approval, as well as shareholder approval of a sufficient portion of the reorganizations of other funds managed by Guggenheim Investments to meet an aggregate net asset value requirement.

The Guggenheim Board considered that the Reorganizations were expected to qualify as tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”), and thus, Acquired Fund shareholders were expected to receive shares of the Acquiring Funds without recognizing gain or loss. At the January Meeting, Guggenheim Investments representatives discussed the tax consequences of portfolio transition transactions necessary to align portfolio holdings with NAA’s investment strategies and also discussed the tax consequences of liquidating the Acquired Funds, including that in contrast to the tax-fee nature of the Reorganizations, a liquidation may result in tax consequences for shareholders, depending upon their particular circumstances.

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At the January Meeting, the Guggenheim Board met with Guggenheim Investments’ President and Chief Investment Officer, among other representatives of Guggenheim Investments, as well as NAA’s Chief Executive Officer, to discuss the proposed Reorganizations. The Guggenheim Board considered information that NAA had provided, including NAA’s resources, staffing, and investment capabilities, as well as NAA’s operational capabilities, including its reliance on third-party service providers, and its marketing and distribution capabilities. The Guggenheim Board also considered the potential tax consequences of transitioning the Acquired Funds to NAA’s investment strategies and NAA advised that such repositioning would be done in a tax-efficient manner while minimizing trading costs.

Subsequent to the January Meeting, the Guggenheim Board worked with counsel to prepare formal due diligence requests (each a “Request”) that were submitted to Guggenheim Investments and NAA on February 21, 2024. Guggenheim Investments and NAA provided documents and information in response to their respective Requests (the “Response Materials”) and thereafter provided additional information in response to supplemental requests (“Supplemental Requests”), which the Guggenheim Board received in advance of a Board meeting held on May 20-21 and 24, 2024 (the “May Meeting”) where the Guggenheim Board considered the proposed Reorganizations.

As part of the Guggenheim Board’s due diligence process, prior to the May Meeting the Guggenheim Board’s Independent Trustees met separately with (i) the independent board members of the Acquiring Funds’ Board; (ii) NAA representatives, including NAA’s Senior Managing Director – Fund and Products Operations who also serves as the Acquiring Funds’ President and Principal Financial Officer and NAA’s General Counsel, Senior Managing Director and Chief Compliance Officer who also serves as the Acquiring Funds’ Assistant Secretary; (iii) counsel to the Acquiring Funds; and (iv) the Acquiring Funds’ Chief Compliance Officer to discuss, among other topics, their roles and responsibilities with respect to the Acquiring Funds, the services to be provided to the Acquiring Funds, the legal and compliance resources of NAA and of the Acquiring Funds and NAA’s “tone at the top” and commitment to compliance.

At the May Meeting, the Guggenheim Board considered Guggenheim Investments’ and NAA’s Response Materials and Supplemental Request responses and again met with Guggenheim Investments’ management and representatives of NAA to discuss the proposed Reorganizations, including the terms of the Reorganization Agreements, and the nature, extent, and quality of services NAA is expected to provide to each of the Acquiring Funds following the Reorganizations.

During the course of its evaluation of the proposed Reorganizations, the Guggenheim Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Guggenheim Board’s Independent Trustees had the assistance of counsel, including their independent legal counsel, counsel to Guggenheim Variable Funds Trust, and special Delaware counsel, who advised them on, among other things, their duties and obligations.

In determining whether to approve the Reorganization Agreement with respect to each Acquired Fund, and whether to recommend that shareholders of each Acquired Fund approve the Reorganization Agreement with respect to their Acquired Fund, the Guggenheim Board received materials outlining, among other things, the legal standards and certain other considerations relevant to the Guggenheim Board’s deliberations. Based on the considerations deemed relevant by each Trustee, the Guggenheim Board, including the Independent Trustees, unanimously concluded that completion of the Reorganizations is in the best interests of each Acquired Fund and its shareholders. The Guggenheim Board’s determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant taken as a whole with respect to each Acquired Fund and its shareholders, and after the Trustees made inquiries into all matters as deemed appropriate. Individual Trustees may have placed different weight and assigned different degrees of materiality to various factors deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

●	Investment Objectives, Strategies and Principal Risks. The Guggenheim Board considered that each Acquired Fund would be reorganized into a newly formed Acquiring Fund. The Guggenheim Board noted that each Acquiring Fund’s investment objective will be substantively the same as that of its corresponding Acquired Fund, and that each Acquiring Fund’s principal investment strategies and principal investment risks will be similar to those of its corresponding Acquired Fund.

●	Investment Performance and Portfolio Management Capabilities. The Guggenheim Board considered that each Acquiring Fund has no operating or performance history and will assume the performance history of its corresponding Acquired Fund at the closing of each Reorganization. The Guggenheim Board also evaluated the performance information provided by NAA for the strategies to be employed by the Acquiring Funds, which included backtested performance, and Guggenheim Investments’ belief that NAA’s investment methodologies could deliver strong investment performance and less volatility over time for the Acquired Funds and their shareholders and that NAA’s rules-based approach utilizing H-Factor has the potential to lead to strong performance and growth over time for the Acquiring Funds after the Reorganizations.

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●	Management Fee and Net Total Annual Operating Expenses. With respect to each Acquired Fund, the Guggenheim Board considered the impact of the Reorganization on the management fee and total fees and expenses. The Guggenheim Board considered that each Acquiring Fund would be subject to the same management fee as the corresponding Acquired Fund. The Guggenheim Board also considered NAA’s contractual commitment to limit until April 30, 2027, the total annual fund operating expense ratio (after waivers/reimbursements) of each Acquiring Fund (subject to certain exclusions) at a lower level than the current total annual fund operating expense ratio (after any applicable waivers/reimbursements) of the corresponding Acquired Fund as of recent financial statements provided to the Guggenheim Board.

●	Tax Implications. The Guggenheim Board considered the relative tax aspects of the Reorganizations as to the Acquired Funds and their shareholders. Each Reorganization is intended to qualify as a tax-free “reorganization” within the meaning of Section 368 of the Code and will not take place unless an opinion of counsel is provided to that effect. It is expected there will be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a direct result of the Reorganizations.

●	Costs and Expenses of the Reorganizations. The Guggenheim Board considered Guggenheim Investments’ representation that the Acquired Funds will not bear any costs or expenses, directly or indirectly, related to the Reorganizations (excluding portfolio transition expense), regardless of whether the Reorganizations are consummated. The Guggenheim Board also considered NAA’s representation that any portfolio repositioning to align with NAA’s strategies would be done in a tax-efficient manner while minimizing trading costs.

●	NAA’s and the Acquiring Funds’ Compliance Programs. The Guggenheim Board considered information provided by NAA and presentations by and discussions with NAA’s representatives with respect to NAA’s and the Acquiring Funds’ compliance policies and procedures, as well as discussions with the Acquiring Funds’ Chief Compliance Officer. In evaluating NAA’s and the Acquiring Funds’ compliance programs, the Guggenheim Board also took into account the assessment by Guggenheim Investments’ Head of Intermediary Compliance and the Acquired Funds’ Chief Compliance Officer that such compliance programs are reasonably designed to prevent violation of the federal securities laws, the Code and other applicable laws, as well as to assure compliance with investment guidelines.

●	Acquiring Funds’ Board Governance. The Guggenheim Board considered information regarding the Acquiring Funds’ Board governance received in writing and through meetings with members of the Acquiring Funds’ Board. The Guggenheim Board also considered that the Guggenheim Board and the Acquiring Funds’ Board are comprised of separate individuals.

●	Terms and Conditions of the Reorganization Agreements. The Guggenheim Board considered the terms of each Reorganization Agreement and the fact that there was no potential for dilution of Acquired Fund shareholder interests because each Acquiring Fund would have no shares outstanding prior to the Reorganizations.

●	Alternatives to the Reorganizations. The Guggenheim Board noted the alternatives for the Acquired Funds considered by Guggenheim Investments, including investment strategy changes, reorganizations with other Guggenheim Investments’ funds, and liquidation, and noted that Guggenheim Investments had determined that only the transfer of the management and reorganization of the Acquired Funds to a new investment adviser had the potential to provide existing shareholders with continuity of investment. It was further noted that Guggenheim Investments believes the Reorganizations to be in the best interests of each Acquired Fund and its shareholders and that if the Guggenheim Board or shareholders did not approve the Reorganizations, Guggenheim Investments would recommend that the Guggenheim Board approve the liquidation of the Acquired Funds.

The Guggenheim Board also considered that, given Guggenheim Investments’ decision to no longer manage the Acquired Funds, the Reorganizations would provide individual shareholders the ability to choose a non-taxable option that allows for continuity of investment as an alternative to liquidation of the Acquired Funds, which would, for tax purposes, trigger any gain or loss that individual shareholders not investing through tax-advantaged accounts have in their shares of the Acquired Funds.

●	Compensation to be Received by Guggenheim Investments. The Guggenheim Board considered that Guggenheim Investments would receive compensation from NAA in connection with NAA’s purchase from Guggenheim Investments of certain assets that relate to Guggenheim Investments’ business of providing investment management services, including each Acquired Fund. In this regard, the Guggenheim Board noted that Guggenheim and NAA had each agreed to comply with Section 15(f) of the 1940 Act, and to qualify for the “safe harbor” such that (i) for a period of three years after the Reorganizations at least 75% of the Acquiring Funds’ Board will not be “interested persons” of Guggenheim Investments or NAA and (ii) for a period of two years after the Reorganizations no “unfair burden” will be imposed on the Acquiring Funds as a result of the Reorganizations.

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●	Other Factors. The Guggenheim Board considered additional information provided by Guggenheim Investments and NAA in their Response Materials and Supplemental Request responses regarding the nature, extent, and quality of services to be provided by NAA; NAA’s costs of and profits from services it would provide to the Acquiring Funds; the potential economies of scale if the Acquiring Funds were to grow; and the potential benefits to be derived by NAA as a result of the Reorganizations. The Guggenheim Board also considered the risks associated with the Acquiring Funds, including that the Acquiring Funds are newly formed and that NAA, as the investment adviser to the Acquiring Funds, has a limited operating history.

Based on its consideration of the Reorganization of each Acquired Fund, the Guggenheim Board recommends that shareholders of each Acquired Fund approve the Reorganization Agreement of their Acquired Fund.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Acquiring Funds and Acquired Funds is included in each Fund’s prospectus and statement of additional information. Information about the Acquired Funds is also included in its most recent Annual Report and Semi-Annual Report. Please review this important information carefully.

DESCRIPTION OF INDEXES

Certain Acquiring Funds’ investment strategies are expected to exceed the total return of an index, as noted above. The reference indexes are described below.

Fund	Reference Index	Description
NAA All Cap Value Series	S&P Composite 1500® Value Index	The S&P Composite 1500 Value measures constituents from the S&P Composite 1500 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price.
NAA Large Cap Value Series	S&P 500® Value Index	The S&P 500 Value measures constituents from the S&P 500 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price.
NAA Small Cap Value Series	S&P SmallCap 600® Value Index	The S&P SmallCap 600 Value measures constituents from the S&P SmallCap 600 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price. The S&P SmallCap 600 seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
NAA SMID Cap Value Series	S&P 1000® Value Index	The S&P 1000 Value is a subset of the S&P 1000, which includes the S&P 400 and S&P 600 indices. The components of this index were selected based on their value potential with respect to sales, earnings relative to price, and momentum.

For more information about the Acquiring Funds, please see Appendix C.

Financial Highlights

The fiscal year end for the Acquired Funds and the Acquiring Funds is December 31.

The financial highlights of the Acquired Funds contained in Appendix D have been derived from financial statements audited by Ernst & Young LLP.

As of the date of this Proxy Statement/Prospectus, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds have no financial highlights. Each Acquiring Fund will assume the accounting history of the corresponding Acquired Fund at the closing of the Reorganization of that Acquired Fund.

Forms of Organization

Each Acquiring Fund is a diversified series of New Age Alpha Variable Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Funds are overseen by a board of trustees consisting of four members, three of whom are not “interested persons” persons (as defined in the 1940 Act) of New Age Alpha Variable Funds Trust.

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Each Acquired Fund is a diversified series of Guggenheim Variable Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquired Funds are overseen by the Guggenheim Board, which consists of seven members, six of whom are not “interested persons” persons (as defined in the 1940 Act) of Guggenheim Variable Funds Trust.

The Guggenheim Board and the Acquiring Funds’ Board are comprised of separate individuals.

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Security Ownership of Management and Principal Shareholders

As of the Record Date, the current officers and trustees of each Acquired Fund, in the aggregate, owned less than 1% of the outstanding shares of any Acquired Fund. As of the date of this Proxy Statement/Prospectus, each Acquiring Fund has no shareholders. A list of the 5% shareholders of the Acquired Funds as of the Record Date is contained in Appendix E.

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OTHER BUSINESS

The Guggenheim Board does not intend to present any other business at the Special Meeting with respect to the Acquired Funds. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying voting instruction card or proxy card will vote thereon in accordance with their discretion.

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SHAREHOLDER COMMUNICATIONS WITH THE GUGGENHEIM BOARD

Shareholders may send communications to the Guggenheim Board. Shareholders should send communications intended for the Guggenheim Board by addressing the communications to the Guggenheim Board, in care of the President of the Guggenheim Trust and sending the communication to 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The President of the Guggenheim Trust may, in good faith, determine that a shareholder communication should not be provided to the Guggenheim Board because it does not reasonably relate to the Guggenheim Trust or its operations, management, activities, policies, service providers, Guggenheim Board, officers, shareholders or other matters relating to an investment in the Fund or is otherwise immaterial in nature. Other shareholder communications received by the Fund not directly addressed and sent to the Guggenheim Board will be reviewed and generally responded to by management, and will be forwarded to the Guggenheim Board only at management’s discretion based on the matters contained therein.

VOTING INFORMATION

Vote Required

Only shareholders of each Acquired Fund will vote on the Reorganization applicable to the Acquired Fund(s) of which they are a shareholder. Approval of each Reorganization will require a majority of the shares of the applicable Acquired Fund voted at the Special Meeting when a quorum is present with respect to such Acquired Fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

General

The Guggenheim Board is soliciting your vote for a joint special meeting of the Acquired Funds’ shareholders. Each Acquired Fund has retained EQ Fund Solutions, LLC (the “Solicitor”) to assist in the solicitation of votes, at an estimated aggregated cost of $88,500. This cost estimate includes expenses related to other proposed reorganizations of other Guggenheim Target Funds discussed in other proxy statements/prospectuses. NAA and Guggenheim Investments will bear this cost. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (800) 290-6433. In addition to solicitation by mail, certain officers and representatives of the Acquired Funds, officers and employees of Guggenheim Investments or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, facsimile, or other communication.

The Guggenheim Board has named Amy J. Lee, Mark E. Mathiasen and Michael P. Megaris, or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares, on behalf of Participating Insurance Companies, as directed by shareholders.

If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment, including on any proposal to adjourn the Special Meeting. As of the date of this Proxy Statement/Prospectus, the Guggenheim Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum

The presence of thirty-three and one-third percent (33-1/3%) of the shares of an Acquired Fund entitled to vote constitutes a quorum for the shareholder meeting of such Acquired Fund. The existence of a quorum will be determined separately for each Acquired Fund.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by the chairman of the meeting, the Guggenheim Board or the chairman of the Special Meeting may propose one or more adjournments of the Special Meeting with respect to one or more of the Acquired Funds for any reason in accordance with the organizational documents of Guggenheim Variable Funds Trust and applicable law. The persons named as proxies will vote in favor of such adjournments in their discretion.

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Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions will have no effect on the outcome of a vote with respect to a Reorganization.

Broker-dealer firms holding shares of the Acquired Funds in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the New York Stock Exchange, broker-dealer firms may, for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Guggenheim Board to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. Each Proposal is not a “routine” matter under the rules of the New York Stock Exchange. If you do not give instructions to your broker, your broker will not be able to vote your shares with respect to this proposal. We urge you to provide instructions to your broker or nominee so that your votes may be counted. Because each Proposal is considered non-routine, there are not expected to be any broker non-votes.

Joint Meeting

The Special Meeting is scheduled as a joint meeting of the Acquired Funds, whose votes on similar proposals applicable to such Acquired Funds are being solicited separately, because the shareholders of the Acquired Funds are expected to consider and vote on similar matters. In the event that any shareholder present at the Special Meeting objects to the holding of a joint meeting and moves for the adjournment of his or her Acquired Fund’s meeting to a time immediately after the Special Meeting so that each Acquired Fund’s meeting may be held separately, the persons named as proxies will vote in favor of such adjournment.

Shareholders of each Acquired Fund will vote separately on the respective proposal relating to their Acquired Fund.

Shareholder Proposals

The Acquired Funds are not required to hold annual meetings and currently do not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable U.S. federal and state laws.

Householding

Householding is an option that may be available to certain Acquired Fund investors through their financial intermediary. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Prompt execution and return of the enclosed voting instruction card or proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your voting instruction card or proxy card.

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APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Funds or the Acquiring Funds. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [   ], 2024, by and between [Guggenheim Funds Trust/Guggenheim Variable Funds/Transparent Value Trust] (the “Acquired Fund Trust”), a Delaware statutory trust, on behalf of its series, [   ] (the “Acquired Fund”), and [New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust] (the “Acquiring Fund Trust”), a Delaware statutory trust, on behalf of its series, [  ] (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New Age Alpha Advisors, LLC (the “Acquiring Fund Adviser”), a Delaware limited liability company, joins this Agreement solely for purposes of paragraphs 5.13 and 8.2; and [Security Investors, LLC (“SI”), a Kansas limited liability company/Guggenheim Partners Investment Management, LLC (“GPIM”), a Delaware limited liability company], the “Acquired Fund Adviser”), joins this Agreement solely for purposes of paragraph 8.2.

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the reorganization will consist of the transfer of the Assets (as defined in paragraph 1.2) to the Acquiring Fund in exchange solely for, as applicable, [Class A, Class C, Institutional Class and Class P] shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the Liabilities (as defined in paragraph 1.3), and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the corresponding class of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION

1.1.     The Reorganization. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), the Acquired Fund Trust shall, on behalf of the Acquired Fund, assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) to the Acquiring Fund Trust, on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund Trust shall, on behalf of the Acquiring Fund, deliver to the Acquired Fund Trust, on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares, and the Acquiring Fund Trust shall assume the Liabilities (as defined in paragraph 1.3) on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered to the Acquired Fund Trust on behalf of the Acquired Fund shall be determined as set forth in paragraph 2.3.

1.2.     Assets of the Acquired Fund. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records (or copies thereof consistent with Rule 31a-3 under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund to prepare and file tax returns pursuant to paragraphs 5.11 and 5.12 of this Agreement.

1.3.     Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations. The Acquiring Fund shall assume all liabilities, obligations, and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time, and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”). At and after the Effective Time, the Liabilities shall become and be the liabilities of the Acquiring Fund and may be enforced only against the Acquiring Fund.

1.4.     Distribution of Acquiring Fund Shares. At the Closing (as defined in paragraph 3.1) (or as soon thereafter as is reasonably practicable), the Acquired Fund Trust, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from the Acquiring Fund Trust pursuant to paragraph 1.1 pro rata by class, if any, to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares of the corresponding class, as applicable, then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. Immediately following such distribution, all issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such transfers.

1.5.     Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund’s shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred and any request for such transfer shall be accompanied by proper documentation.

1.6.     Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares by the Acquired Fund Shareholders will be shown on the books of the Acquiring Fund’s transfer agent at the Closing (or as soon thereafter as is reasonably practicable).

1.7.     Filing Responsibilities of Acquired Fund. Except as otherwise expressly provided herein or agreed to in writing by the parties prior to the Closing Date, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date. Thereafter, any such reporting responsibility shall be the responsibility of the Acquiring Fund.

1.8.     Termination of Acquired Fund. The Acquired Fund will be dissolved, have its affairs wound up and be terminated as a series of the Acquired Fund Trust in accordance with Delaware law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1.     Net Asset Value of the Acquired Fund. In connection with the Reorganization, the net asset value of the outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that day, using the valuation procedures adopted by the Board of Trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board”), as described in the then-current prospectus and statement of additional information of the Acquired Fund.

2.2.     Net Asset Value of the Acquiring Fund. In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in accordance with paragraph 2.1.

2.3.     Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in connection with the Reorganization shall be equal to the number of full and fractional Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time or shall be determined by dividing the net asset value of the Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares, determined in accordance with paragraph 2.2.

2.4.     Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (generally the close of normal trading on the New York Stock Exchange (“NYSE”)) on the Closing Date or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).

ARTICLE III

CLOSING

3.1.     Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur on such date as to which the parties may agree (the “Closing Date”) and shall occur by email or other communication or at such place as to which the parties may agree, subject to the satisfaction or waiver (to the extent permitted by applicable law) of the conditions precedent to the Closing set forth in Article 6 of this Agreement (other than those conditions that by their terms are to be satisfied by actions taken at the Closing, but subject to the satisfaction or, to the extent permitted, waiver of those conditions at the Closing). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2.     Transfer and Delivery of Assets. The Acquired Fund Trust shall direct The Bank of New York Mellon (“BNYM”), as custodian for the Acquired Fund, to deliver to the Acquiring Fund Trust at the Closing a certificate or representation of an authorized officer of BNYM stating that the Assets were delivered in proper form to the Acquiring Fund at the Effective Time. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNYM, as custodian for the Acquired Fund, to those persons at [BNYM], which also serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. BNYM shall deliver to those persons at [BNYM] who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of BNYM and of each “Securities Depository,” as defined in Rule 17f-4 under the 1940 Act, or other custodian as authorized under the 1940 Act, in which the Assets are deposited, the Assets deposited with such depositories or other custodian. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds or such other appropriate means on the Closing Date.

3.3.     Share Records. The Acquired Fund Trust shall direct MUFG Investor Services (“MUFG”), in its capacity as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund Trust at the Closing a certificate or other documentation of an authorized officer of MUFG stating that its records contain the names and addresses of the Acquired Fund Shareholders and the class, number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Chief Financial Officer of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4.     Postponement of Effective Time. In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the investment adviser of the Acquired Fund or the investment adviser of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5.     Failure to Deliver Assets. If the Acquired Fund is unable to make delivery pursuant to paragraph 3.2 to the custodian for the Acquiring Fund of any of the Assets for the reason that any of such Assets have not yet been delivered to it by the Acquired Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips, and shall use its reasonable best efforts to deliver any such Assets to the custodian as soon as reasonably practicable.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1.     Representations and Warranties of the Acquired Fund Trust. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Acquired Fund Trust, the Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Trust, on behalf of the Acquiring Fund, as follows:

(a)     The Acquired Fund is a duly established series of the Acquired Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquired Fund Trust’s Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)     The Acquired Fund Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)     No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund Trust, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

(d)     The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they are made, not materially misleading.

(e)     Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, at the Effective Time, the Acquired Fund Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, and upon delivery and payment for such Assets, the Acquiring Fund Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto; provided, however, that certain Assets may be pledged against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments or transactions, in accordance with the terms of such contracts.

(f)      Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Acquired Fund Trust, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in a material violation of Delaware law or of its Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been amended from time to time.

(g)     Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, all material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments or transactions [and those contracts listed on Schedule 4.1]) will terminate without liability to the Acquired Fund on or prior to the Effective Time.

(h)     Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is known to be presently pending or, to the Acquired Fund Trust’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. The Acquired Fund Trust, on behalf of the Acquired Fund, knows of no facts which are reasonably likely to form the basis for the institution of such proceedings. The Acquired Fund Trust, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i)      The financial statements of the Acquired Fund for its most recently completed fiscal year prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j)     Since the last day of the Acquired Fund’s most recently completed fiscal year prior to the date of this Agreement, there has not been any known material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by it of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of its liabilities, distributions of net investment income and net realized capital gains, or the redemption of its shares by shareholders of the Acquired Fund shall not constitute a material adverse change either individually or in the aggregate.

(k)    For each taxable year of the Acquired Fund’s operations and for the portion through the Closing Date of the taxable year of the Acquired Fund that includes the Closing Date, the Acquired Fund met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed as of the Closing Date substantially all of its investment company taxable income and net tax-exempt income (computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) required to be distributed by the Closing Date.

(l)      At the Effective Time, all material federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes shown as due on said returns, forms and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted in writing with respect to such returns, which assessment has not been resolved.

(m)    All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund Trust and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of MUFG, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(n)     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Acquired Fund Trust Board, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)     The information to be furnished by the Acquired Fund for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Commission and the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)     The N-14 Registration Statement (as defined in paragraph 5.6), insofar as it relates to information provided by the Acquired Fund for use therein, from the date of the N-14 Registration Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund Trust, the Acquiring Fund or the Acquiring Fund Adviser for use therein.

4.2.     Representations and Warranties of the Acquiring Fund Trust. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Acquiring Fund Trust, the Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Trust, on behalf of the Acquired Fund, as follows:

(a)     The Acquiring Fund is a duly established series of the Acquiring Fund Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Acquiring Fund Trust’s Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as described in the N-14 Registration Statement.

(b)     The Acquiring Fund Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect or is anticipated to be in full force and effect on the Closing Date.

(c)     No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

(d)     At or prior to the Effective Time, the Acquiring Fund Trust shall have on file with the Commission an effective registration statement for the Acquiring Fund.

(e)     The prospectus and statement of additional information of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(f)      Except as otherwise disclosed to and accepted by or on behalf of the Acquired Fund, at the Effective Time, the Acquiring Fund Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets (if any), free of any liens or other encumbrances.

(g)     Except as otherwise disclosed to and accepted by or on behalf of the Acquired Fund, the Acquiring Fund Trust, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws, each as may have been amended from time to time, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(h)     Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund Trust’s knowledge, threatened against the Acquiring Fund Trust or any of its properties or assets that, if adversely determined, would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund Trust, on behalf of the Acquiring Fund, knows of no facts which are reasonably likely to form the basis for the institution of such proceedings. The Acquiring Fund Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i)      At the Effective Time, the Acquiring Fund will have no assets (other than possibly a de minimis amount of assets to facilitate the transactions described in this Agreement) and no liabilities of any kind. The Acquiring Fund will not commence operations until after the Effective Time.

(j)      The Acquiring Fund was established as a new series of the Acquiring Fund Trust for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis amount of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund will take all steps necessary after the Closing Date to qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code. Immediately before the Effective Time, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, immediately before the Effective Time, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The authorized capital of the Acquiring Fund Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board”) may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized and offered shares of beneficial interest of the Acquiring Fund will include [Class A shares, Class C shares, Institutional Class shares and Class P] shares, each having the characteristics described in the Acquiring Fund’s prospectus. No options, warrants, or other rights to subscribe for or purchase, or securities convertible into, any Acquiring Fund Shares are outstanding.

(k)     The execution, delivery and performance of this Agreement by the Acquiring Fund Trust will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Acquiring Fund Trust Board, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)      The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Acquiring Fund Trust, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(m)    The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state or local regulatory authority (including the Commission and FINRA) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(n)     The N-14 Registration Statement, insofar as it relates to information provided by the Acquiring Fund and the Acquiring Fund Shares for use therein, from the date of the N-14 Registration Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund Trust, the Acquired Fund or the Acquired Fund Adviser for use therein.

(o)     The Acquiring Fund’s investment advisory agreement with the Acquiring Fund Adviser complies with Section 15 of the 1940 Act and has been properly approved pursuant to Sections 15(a) and 15(c) of the 1940 Act.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1.     Conduct of Business. The Acquired Fund will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to the Acquired Fund will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable. The Acquiring Fund shall not publicly issue any shares or other securities, or conduct any business or activity prior to the Closing except for such activity as is required to consummate the transactions contemplated by this Agreement.

5.2.     Meeting of Shareholders. The Acquired Fund Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.     No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4.     Information. The Acquired Fund Trust, on behalf of the Acquired Fund, will assist the Acquiring Fund Trust in obtaining such information as the Acquiring Fund Trust reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.     Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing.

5.6.     N-14 Registration Statement. The parties shall cooperate in preparing, and the Acquiring Fund Trust shall file with the Commission, a registration statement on Form N-14 (the “N-14 Registration Statement”) in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.     Liquidating Distribution. At the Closing (or as soon as is reasonably practicable after the Closing), the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in paragraph 1.4.

5.8.     Best Efforts. The Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.     Other Instruments. The Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund Trust’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund Trust’s, on behalf of the Acquiring Fund, title to and possession of the Assets and assumption of the Liabilities.

5.10.  Regulatory Approvals. The Acquiring Fund Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws and the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, as may be necessary in order to continue its operations after the Effective Time.

5.11.   Reorganization. The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1) of the Code, except as otherwise required pursuant to a “determination” as such term is defined in Section 1313 of the Code.

5.12.   Tax Filings. The Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed for taxable years ending prior to the Closing Date and further shall provide to the Acquiring Fund such tax returns in a timely manner, and the Acquired Fund and the Acquiring Fund shall cooperate in filing such tax returns with the appropriate taxing authorities. The Acquiring Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund for taxable years ending after the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.

5.13.   Compliance with Section 15(f) of the 1940 Act. (a) The Acquiring Fund Trust agrees that for a period of three years after the Closing Date, the Acquiring Fund Trust will maintain the composition of the Acquiring Fund Trust Board so that at least 75% of the members of the Acquiring Fund Trust Board (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Acquiring Fund Adviser or the Acquired Fund Adviser; and (b) the Acquiring Fund Adviser agrees that for a period of two years after the Closing Date, neither the Acquiring Fund Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

ARTICLE VI

CONDITIONS PRECEDENT

6.1.     Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Fund Trust’s election, to the following conditions:

(a)     All representations and warranties of the Acquiring Fund Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)     The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940 Act.

(c)     The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied in all material respects with the provisions required by this Agreement to be performed or complied with by the Acquiring Fund Trust, on behalf of the Acquiring Fund, on or before the Effective Time.

(d)     The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2.     Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Fund Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund Trust’s election, to the following conditions:

(a)     All representations and warranties of the Acquired Fund Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)     The Acquired Fund Trust shall have delivered to the Acquiring Fund information about known assets and liabilities, as of the Effective Time, certified by the Treasurer of the Acquired Fund Trust.

(c)     The Acquired Fund Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied in all material respects with the provisions required by this Agreement to be performed or complied with by the Acquired Fund Trust, on behalf of the Acquired Fund, on or before the Effective Time.

(d)     The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(e)     On or prior to the Closing Date, the Acquired Fund will, if applicable, declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date.

6.3.     Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund Trust, on behalf of the Acquired Fund, or the Acquiring Fund Trust, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.

(a)     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of the Acquired Fund Trust’s Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may have been further amended from time to time, applicable Delaware law and the 1940 Act and the regulations thereunder, and copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the conditions set forth in this paragraph 6.3(a) may not be waived.

(b)     Each of the conditions to the Closing set forth in Section [  ] of the [Transaction Agreement] among the Acquiring Fund Adviser, the Acquired Fund Adviser, and certain of their affiliates (the “Transaction Agreement”) have been satisfied or waived by the relevant party and the transactions contemplated by the Transaction Agreement will close concurrently with the Closing.

(c)     At the Effective Time, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to the knowledge of the Acquired Fund Trust or the Acquiring Fund Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquired Fund Trust and the Acquiring Fund Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e)     The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)     The Acquired Fund Trust and the Acquiring Fund Trust shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)     The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will constitute a reorganization under Section 368(a)(1) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)     No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of such Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3)     No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities.

(4)     No gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization.

(5)     The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.

(6)     The basis of the Acquired Fund’s Assets received by the Acquiring Fund in the Reorganization will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (2) above.

(7)     The holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.

(8)     The holding period of the Acquired Fund’s Assets in the hands of the Acquiring Fund will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund (except where investment assets of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset and except for any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above).

(9)     The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of the Acquired Fund Trust and the Acquiring Fund Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(f).

(g)     BNYM shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(h)     MUFG shall have delivered such certificate as set forth in paragraph 3.3.

(i)      The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have issued and delivered to the Secretary of the Acquired Fund Trust, on behalf of the Acquired Fund, the confirmation as set forth in paragraph 3.3.

(j)      Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION AND LIABILITIES

7.1.     Indemnification by the Acquiring Fund Trust. The Acquiring Fund Trust, solely out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund Trust, the Acquired Fund and the members of the Acquired Fund Trust Board and their respective officers, employees, investment adviser and agents (the “Acquired Fund Trust Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) collectively, “Loss”) to which, any Acquired Fund Trust Indemnified Party may become subject, insofar as such Loss arises out of or is based on any breach by the Acquiring Fund Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such Loss shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquired Fund or the Acquired Fund Trust Indemnified Parties.

7.2.     Indemnification by the Acquired Fund Trust. The Acquired Fund Trust, solely out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Fund Trust, the Acquiring Fund and the members of the Acquiring Fund Trust Board and their respective officers, employees, investment adviser and agents (the “Acquiring Fund Trust Indemnified Parties”) from and against any and all Loss to which any Acquiring Fund Trust Indemnified Party may become subject, insofar as such Loss arises out of or is based on any breach by the Acquired Fund Trust or the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such Loss shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or the Acquiring Fund Trust Indemnified Parties.

7.3.     Liability of the Acquired Fund Trust. The Acquiring Fund Trust understands and agrees that its obligations on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquired Fund Trust personally, but shall bind only the Acquired Fund’s property. Moreover, no series of the Acquired Fund Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Fund Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. This Agreement has been signed and delivered on behalf of the Acquired Fund Trust, on behalf of the Acquired Fund, by an authorized officer of the Acquired Fund Trust, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquired Fund.

7.4.     Liability of the Acquiring Fund Trust. The Acquired Fund Trust understands and agrees that its obligations on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquiring Fund Trust personally, but shall bind only the Acquiring Fund’s property. Moreover, no series of the Acquiring Fund Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Fund Trust hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. This Agreement has been signed and delivered on behalf of the Acquiring Fund Trust, on behalf of the Acquiring Fund, by an authorized officer of the Acquiring Fund Trust, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1.     No Broker or Finder Fees. The Acquired Fund Trust and the Acquiring Fund Trust, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2.     Expenses of Reorganization. The expenses relating to the Reorganization, other than transaction costs (including brokerage commissions, transaction charges and related fees) associated with any sales and purchases made in connection with the Reorganization, will be borne by the Acquiring Fund Adviser and its affiliates and the Acquired Fund Adviser and its affiliates and will not be paid by the Funds, whether or not the Reorganization is consummated. The expenses relating to the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organization of the Acquiring Fund, preparing, printing and distributing the N-14 Registration Statement, proxy solicitation, expenses of holding shareholders’ meetings, and legal fees, accounting fees and securities registration fees.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1.     Amendments. This Agreement may be amended, modified or supplemented in writing signed by the parties hereto to be bound by such amendment; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2.     Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Acquired Fund Trust Board or the Acquiring Fund Trust Board, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with this Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed as follows:

If to the Acquired Fund Trust:

[  ]

c/o [  ]

[  ]

[  ]

Attn.: [          ]

Telephone: [          ]

Email: [         ]

With copies to (which shall not constitute notice) to:

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Attn.: [         ]

Telephone No.: [         ]

Email: [         ]

If to the Acquiring Fund Trust:

[New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust]

555 Theodore Fremd Ave.

Suite A-101

Rye, New York 10580

Attention: Armen Arus, CEO

Telephone No.: (212) 922-2690

Email: aarus@newagealpha.com

With a copy (which shall not constitute notice) to:

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Attn.: Bo James Howell

Telephone No.: (513) 991-8472

Email: bo.howell@fintechlegal.io

If to the Acquired Fund Adviser:

[         ]

Attention: [         ]

Telephone No.: [         ]

Email: [         ]

If to the Acquiring Fund Adviser:

New Age Alpha Advisors, LLC

555 Theodore Fremd Ave.

Suite A-101

Rye, New York 10580

Attention: Michael Semack, General Counsel

Telephone No.: (212) 922-2682

Email: msemack@newagealpha.com

ARTICLE XI

MISCELLANEOUS

11.1.   Entire Agreement. The Acquiring Fund Trust and the Acquired Fund Trust agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2.   Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in paragraphs 7.1 and 7.2 shall survive the Closing.

11.3.   Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4.   Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5.   Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6.    Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Remainder of page intentionally blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [  ] day [  ], 2024.

[Guggenheim Funds Trust/Guggenheim Variable Funds/Transparent Value Trust]
on behalf of its series, [ ]

By:

Name: [ ]
Title: [ ]

[New Age Alpha Funds Trust/New Age Alpha Variable Funds Trust]
on behalf of its series, [ ]

By:

Name: Keith Kemp
Title: President

Solely for purposes of paragraph 8.2

[Security Investors, LLC/Guggenheim Partners Investment Management, LLC]

By:

Name: [ ]
Title: [ ]

Solely for purposes of paragraphs 5.13 and 8.2

New Age Alpha Advisors, LLC

By:

Name: Armen Arus
Title: Manager

APPENDIX B

PRINCIPAL RISKS OF THE ACQUIRED FUNDS

Risk	Series B (Large Cap Value Series)	Series O (All Cap Value Series)	Series Q (Small Cap Value Series)	Series V (SMid Cap Value Series)
Convertible Securities Risk	X	X	X	X
Counterparty Credit Risk	X	X	X	X
Depositary Receipt Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Equity Securities Risk	X	X	X	X
Foreign Securities and Currency Risk	X	X	X	X
Investment in Investment Vehicles Risk	X	X	X	X
Large-Capitalization Securities Risk	X	X
Liquidity and Valuation Risk	X	X	X	X
Management Risk	X	X	X	X
Market Risk	X	X	X	X
Mid-Capitalization Securities Risk		X		X
Preferred Securities Risk		X
Quantitative Investing Risk	X	X	X	X
Real Estate Investments Risk	X	X	X	X
Regulatory and Legal Risk	X	X	X	X
REIT Risk	X	X	X	X
Restricted Securities Risk		X	X	X
Sector Emphasis Risk	X	X	X	X
Small-Capitalization Securities Risk		X	X	X
Value Stocks Risk	X	X	X	X

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.

B-1

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—Derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, legal, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.

Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixed income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk— Investing in other investment vehicles, including ETFs, closed-end funds, Guggenheim short-term funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks are heightened in a changing interest rate or volatile environment.

Management Risk— The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these and other factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences. In addition, the Fund is subject to the risks associated with the Investment Manager’s allocation of assets between or among sleeves, including the timing and amount of such allocations.

B-2

Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.

Real Estate Investments Risk—The Fund invests in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate and the real estate market generally. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgages and other types of financing; changes in the real estate values and interest rates; fluctuations in occupancy levels and demand for properties or real estate-related services; decline in value of (or income generated by) the real estate; variations in rental income; and changes in financing terms that may render the sale or refinancing of properties difficult or unattractive. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.

Regulatory and Legal Risk— U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. The value of a REIT may also decline when interest rates rise and will also be affected by, among other factors, the real estate market and by the management, development or occupancy rates of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans (and other types of financing) are subject to the risk of default. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

B-3

Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Sector Emphasis Risk—If the Fund invests a significant amount of its assets in any one sector, the Fund’s performance will depend to a greater extent on the overall condition of the sector and there is increased risk that the Fund will lose value if conditions adversely affect that sector. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations as a result of changes in economic, public health or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other sectors. To the extent the Fund is heavily invested in a particular sector, the Fund’s share price may be more volatile than the value of shares of a mutual fund that invests in a broader range of sectors.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large-capitalization companies.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

B-4

APPENDIX C

SHAREHOLDER INFORMATION OF THE ACQUIRING FUNDS

HOW THE FUNDS VALUE THEIR SHARES

The NAV of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Funds value their portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are unreliable due to market or other events, portfolio securities will be valued at their fair values as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. To the extent the assets of a Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The SEC recently adopted Rule 2a-5 under the 1940 Act, establishing an updated regulatory framework for registered investment companies’ fair valuation practices. Under the new rule, more of a Fund’s securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5. The Board has designated NAA as its “valuation designee” under Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee under its valuation policies and procedures, which the Board has approved. The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. NAA has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service, if applicable, does not provide a valuation (or provides a valuation that, in the judgment of NAA, does not represent the security’s fair value), or when, in the judgment of NAA, events have rendered the market value unreliable. While fair value determinations will be based upon all available factors that NAA deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability. There can be no assurance that a Fund will obtain the fair value assigned to a security if it sells the security at approximately the time it determines its NAV per share. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when NAA values a holding or holdings at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by NAA concerning services for which it receives an asset-based fee. For more information on the Trust’s fair value procedures, please see the section titled Calculation of Share Price in the SAI.

Your order to purchase or redeem shares is priced at the NAV next calculated after a Fund receives your order in proper form, following the valuation procedures described above. An order is in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request and, if applicable, payment in full of the purchase amount.

HOW TO BUY SHARES

Purchasing Shares

You may purchase Shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and select a Fund as an investment option for your contract or policy.

What Shares Cost

The offering price of a Share is its NAV next determined after the order is considered received by a Fund. The Funds have authorized participating insurance companies to accept purchase orders on their behalf.

The Funds do not impose any sales charges on the purchase of their Shares. Withdrawal charges, mortality and expense risk fees, and other charges may be assessed by participating insurance companies under variable annuity contracts or variable life insurance policies. These fees are described in the Prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

State Escheatment Laws

Please note that your property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment law.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Fund shares. To purchase Fund Shares on a particular day, the participating insurance company must receive your instructions by the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) that day and then transmit such order to a Fund or its designated agent per the Fund’s agreement with the participating insurance company.

The Trust reserves the right to suspend the sale of Shares of the Funds temporarily and the right to refuse any order to purchase Shares of the Funds.

If the Trust receives insufficient payment for a purchase or does not receive payment within one (1) business day, it may cancel the purchase, and the separate account may be liable for any losses to a Fund. In addition, the separate account will be liable for any losses or fees incurred by a Fund or its transfer agent in connection with the transaction.

DISTRIBUTION AND SHAREHOLDER SERVICES FEES

The Funds have adopted a Distribution Plan under Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution and shareholder services fees to the Distributor. Each Fund will pay distribution and shareholder services fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds. These services may include providing information about the Funds, teleservicing support, and delivering Fund documents. Payment for these services also may help promote the sale of the Funds’ shares.

The amount of these distribution and shareholder services fees may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products. These payments may influence the products offered or recommended by the intermediary. They may also create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Funds over another investment.

Because the Funds pay these fees out of assets on an ongoing basis, these fees will increase the cost of your investment over time.

REVENUE SHARING PAYMENTS

The Adviser (or its affiliates) may participate in arrangements whereby they compensate, out of their resources and at no additional cost to the Funds or the Funds’ shareholders, financial representatives who sell or insurance companies that issue variable life insurance policies and variable annuity contracts that offer or invest in one or more Funds as underlying investment options. Such payments, commonly referred to as “revenue sharing,” do not increase a Fund’s expenses and are not reflected in the fees and expenses listed in the expense tables of this Prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives, and management representatives of the intermediary. Such compensation may also be paid to intermediaries to include the Funds on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries providing services to the Funds or shareholders, including (without limitation) shareholder servicing and sub-administrative services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries concerning the sale of other investment products. It may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of your variable life insurance or variable annuity contract, through a financial representative, and in the SAI. These payments and 12b-1 fees may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Funds over another investment or the insurance company to offer a Fund as an underlying investment option over other funds. Shareholders should ask an intermediary how the intermediary will be compensated for investments made in the Funds.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund’s shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures to detect and prevent disruptive trading, including market timing in the Funds. Because Shares are held exclusively by insurance company separate accounts rather than directly by the individual contract owners of the separate accounts, the Funds are not in a position to determine directly whether a separate account’s purchase or sale of Fund Shares on any given day represents transactions by single or multiple investors. They can also not determine directly whether multiple purchases and sales by a separate account over any given period represent the activity of the same or of different investors. However, when the Funds become aware of possible market timing activity, they will request the insurance company to provide information on individual investor trading activity. If such information is provided and if it is determined from this information that an investor has engaged in excessive short-term trading, the Funds will seek the insurance company’s cooperation in enforcing the Funds’ market timing policies. There can be no assurance that an insurance company will agree to preclude an investor from further purchases of Fund Shares, and there may be contractual limits on its ability to do so. If the Funds cannot detect market timing activity, then the Funds may be subject to the disruptions and increased costs discussed above. The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Additionally, each insurance company selling the Funds has adopted policies and procedures that are reasonably calculated to detect and prevent excessive trading and possible market timing. Please refer to the Prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Funds and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Funds are also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may not have adopted policies and procedures to discourage frequent or short-term trading or may have different policies and procedures than those described in your variable insurance product Prospectus. To the extent that the policies and procedures of the Funds and/or participating insurance companies are ineffective in discouraging frequent trading of Fund Shares, such trading may have the adverse consequences discussed above for the Funds and their long-term Shareholders. You should review your insurance contract Prospectus or plan document for more information regarding market timing, including any restrictions or limitations on trades made through a contract or plan.

Although the Funds have discouraged frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOUSEHOLDING

Householding is an option that may be available to certain Fund investors through their financial intermediary. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer or other financial intermediary if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or if you are currently enrolled in householding and wish to change your householding status.

HOW TO REDEEM SHARES

You may redeem Shares of the Funds only through participating insurance companies.

We redeem Shares of the Funds on any business day when the NYSE is open. The price at which a Fund will redeem a Share will be its NAV next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf.

Notes About Redemptions

To redeem Shares of a Fund on a particular day, the Fund or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. All the redemption payment methods will be used in regular and stressed market conditions. The Funds typically expect that it will pay the respective insurance company redemption proceeds by wire by the business day following the request.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. The Funds declare and pay net investment income dividends annually. Each Fund distributes capital gains, if any, at least annually. For more information about dividends and other Fund distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

MIXED AND SHARED FUNDING

The Funds were established exclusively to provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) under an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE FUNDS

These financial highlights are intended to help you understand each Acquired Fund’s financial performance for the most recently completed fiscal periods. Certain information reflects financial results for a single share of each Acquired Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal year ends shown below has been audited by Ernst & Young LLP, the Acquired Funds’ independent registered public accounting firm, whose report, along with the Acquired Funds’ financial statements, is included in the Acquired Funds’ Annual Report to shareholders, which is available upon request. The information for the semi-annual period ended June 30, 2024, is unaudited. Unaudited interim financial statements furnished reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the result for the interim periods presented. All such adjustments are of a normal recurring nature.

As of the date of this Proxy Statement/Prospectus, the Acquiring Funds have not commenced operations. Therefore, the Acquiring Funds do not have financial highlight information.

D-1

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$40.02	$41.24	$46.81	$37.61	$40.55	$36.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.69	.67	.52	.82	.72
Net gain (loss) on investments (realized and unrealized)	3.18	3.00	(1.48)	9.58	(.51)	6.93
Total from investment operations	3.49	3.69	(.81)	10.10	.31	7.65
Less distributions from:
Net investment income	—	(.71)	(.60)	(.90)	(.74)	(.72)
Net realized gains	—	(4.20)	(4.16)	— [c]	(2.51)	(2.52)
Total distributions	—	(4.91)	(4.76)	(.90)	(3.25)	(3.24)
Net asset value, end of period	$43.51	$40.02	$41.24	$46.81	$37.61	$40.55

Total Return[d]	8.72%	9.27%	(1.32%)	27.03%	2.21%	21.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$203,542	$199,575	$212,337	$236,817	$208,548	$226,968
Ratios to average net assets:
Net investment income (loss)	1.50%	1.72%	1.53%	1.20%	2.40%	1.86%
Total expenses[e]	1.00%	1.02%	1.02%	1.03%	1.09%	1.07%
Net expenses[f,g,h]	0.77%	0.77%	0.78%	0.79%	0.79%	0.80%
Portfolio turnover rate	8%	22%	25%	22%	19%	32%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from realized gains are less than $0.01 per share.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions of expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.77%	0.77%	0.78%	0.79%	0.79%	0.80%

D-2

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$32.82	$33.47	$38.53	$31.06	$32.89	$29.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.53	.52	.38	.56	.51
Net gain (loss) on investments (realized and unrealized)	1.91	2.24	(1.15)	7.93	(.33)	6.19
Total from investment operations	2.14	2.77	(.63)	8.31	.23	6.70
Less distributions from:
Net investment income	—	(.53)	(.43)	(.65)	(.52)	(.49)
Net realized gains	—	(2.89)	(4.00)	(.19)	(1.54)	(2.63)
Total distributions	—	(3.42)	(4.43)	(.84)	(2.06)	(3.12)
Net asset value, end of period	$34.96	$32.82	$33.47	$38.53	$31.06	$32.89

Total Return[c]	6.52%	8.52%	(1.17%)	26.95%	1.88%	23.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,533	$93,365	$93,912	$103,134	$91,661	$107,634
Ratios to average net assets:
Net investment income (loss)	1.34%	1.63%	1.45%	1.06%	2.03%	1.62%
Total expenses[d]	1.10%	1.14%	1.11%	1.13%	1.21%	1.18%
Net expenses[e,f,g]	0.85%	0.85%	0.86%	0.87%	0.87%	0.88%
Portfolio turnover rate	12%	25%	30%	26%	22%	33%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.85%	0.85%	0.86%	0.87%	0.87%	0.88%

D-3

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$43.17	$42.29	$46.70	$37.30	$41.39	$36.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.47	.51	.27	.32	.32
Net gain (loss) on investments (realized and unrealized)	(.04)	3.68	(2.37)	9.47	(1.36)	7.62
Total from investment operations	.14	4.15	(1.86)	9.74	(1.04)	7.94
Less distributions from:
Net investment income	—	(.56)	(.31)	(.34)	(.37)	(.33)
Net realized gains	—	(2.71)	(2.24)	—	(2.68)	(2.40)
Total distributions	—	(3.27)	(2.55)	(.34)	(3.05)	(2.73)
Net asset value, end of period	$43.31	$43.17	$42.29	$46.70	$37.30	$41.39

Total Return[c]	0.32%	10.29%	(3.74%)	26.18%	(0.97%)	22.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,392	$62,219	$64,384	$73,837	$64,418	$74,015
Ratios to average net assets:
Net investment income (loss)	0.83%	1.15%	1.17%	0.61%	0.97%	0.80%
Total expenses[d]	1.21%	1.23%	1.21%	1.21%	1.29%	1.29%
Net expenses[e,f,g]	1.11%	1.11%	1.12%	1.13%	1.14%	1.14%
Portfolio turnover rate	13%	25%	38%	32%	32%	54%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.11%	1.11%	1.12%	1.13%	1.13%	1.14%

D-4

SERIES V (SMID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$72.15	$71.66	$83.11	$68.31	$69.18	$61.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.91	1.03	.61	1.21	.68
Net gain (loss) on investments (realized and unrealized)	1.81	5.86	(3.04)	15.53	1.10 [h]	15.01
Total from investment operations	2.15	6.77	(2.01)	16.14	2.31	15.69
Less distributions from:
Net investment income	—	(1.10)	(.70)	(1.34)	(.77)	(.64)
Net realized gains	—	(5.18)	(8.74)	—	(2.41)	(7.57)
Total distributions	—	(6.28)	(9.44)	(1.34)	(3.18)	(8.21)
Net asset value, end of period	$74.30	$72.15	$71.66	$83.11	$68.31	$69.18

Total Return[c]	2.98%	9.73%	(1.86%)	23.75%	4.30%	26.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,846	$160,556	$165,068	$187,373	$172,440	$195,207
Ratios to average net assets:
Net investment income (loss)	0.93%	1.30%	1.36%	0.76%	2.05%	1.01%
Total expenses[d]	1.11%	1.15%	1.13%	1.14%	1.22%	1.19%
Net expenses[e,f,g]	0.88%	0.88%	0.89%	0.90%	0.90%	0.91%
Portfolio turnover rate	17%	28%	40%	34%	38%	41%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.88%	0.88%	0.89%	0.90%	0.90%	0.91%

[h]	The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

D-5

APPENDIX E

RECORD DATE, OUTSTANDING SHARES
AND INTERESTS OF CERTAIN PERSONS

As of the Record Date, the following shares of beneficial interest of the Acquired Funds were outstanding and entitled to vote:

Acquired Fund	Shares Outstanding
Series B (Large Cap Value Series)	5,055,468.84
Series O (All Cap Value Series)	2,825,457.13
Series Q (Small Cap Value Series)	1,300,016.83
Series V (SMid Cap Value Series)	2,047,588.31

Shareholders of each Acquired Fund will vote separately on each proposal as it relates to that Acquired Fund. Shares have no preemptive or subscription rights.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of an Acquired Fund. Shareholders indicated below holding greater than 25% or more of an Acquired Fund are considered “controlling persons” of the Acquired Fund under the 1940 Act. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. The insurance company separate accounts that are the record owners of the Acquired Funds’ shares are expected to exercise voting rights attributable to any Acquired Fund owned by it (directly or indirectly) as record owner in accordance with voting instructions received from Policy Owners. The Guggenheim Trust generally has no knowledge as to whether all or any portion of shares owned of record are also owned beneficially.

Acquired Fund	Shareholder Name/Address	Percentage of Fund	Percentage of Acquiring Fund After Reorganization
Series B (Large Cap Value Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account VIII 5801 SW Sixth Ave. Topeka, KS 66636	99.53%	99.53%
Series O (All Cap Value Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account XVII 5801 SW Sixth Ave. Topeka, KS 66636	98.07%	98.07%
Series Q (Small Cap Value Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account XVII 5801 SW Sixth Ave. Topeka, KS 66636	85.82%	85.82%
	Midland National Life Insurance Company 8300 Mills Civic Parkway West Des Moines, IA 50266	8.55%	8.55%
Series V (SMid Cap Value Series)	Security Benefit Life Insurance Co. SBL Variable Annuity Account XVII 5801 SW Sixth Ave. Topeka, KS 66636	97.00%	97.00%

As the Acquiring Funds are newly organized, there were no outstanding shares for any of the Acquiring Funds as of the Record Date.

E-1

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS
1. MAIL your signed and voted Proxy back in the postage paid envelope provided
2. ONLINE at vote.proxyonline.com using your Proxy control number found below
3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series B (Large Cap Value Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:15 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series B (Large Cap Value Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)

	FOR	AGAINST	ABSTAIN

1(a). An Agreement and Plan of Reorganization providing for the reorganization of Series B (Large Cap Value Series) into NAA Large Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series B (Large Cap Value Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series B (Large Cap Value Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:15 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series B (Large Cap Value Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(a). An Agreement and Plan of Reorganization providing for the reorganization of Series B (Large Cap Value Series) into NAA Large Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS
1. MAIL your signed and voted Proxy back in the postage paid envelope provided
2. ONLINE at vote.proxyonline.com using your Proxy control number found below
3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series O (All Cap Value Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:15 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series O (All Cap Value Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)

	FOR	AGAINST	ABSTAIN

1(b). An Agreement and Plan of Reorganization providing for the reorganization of Series O (All Cap Value Series) into NAA All Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series O (All Cap Value Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series O (All Cap Value Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:15 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series O (All Cap Value Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(b). An Agreement and Plan of Reorganization providing for the reorganization of Series O (All Cap Value Series) into NAA All Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS
1. MAIL your signed and voted Proxy back in the postage paid envelope provided
2. ONLINE at vote.proxyonline.com using your Proxy control number found below
3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series Q (Small Cap Value Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:15 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series Q (Small Cap Value Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)

	FOR	AGAINST	ABSTAIN

1(c). An Agreement and Plan of Reorganization providing for the reorganization of Series Q (Small Cap Value Series) into NAA Small Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series Q (Small Cap Value Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series Q (Small Cap Value Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:15 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series Q (Small Cap Value Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(c). An Agreement and Plan of Reorganization providing for the reorganization of Series Q (Small Cap Value Series) into NAA Small Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS
1. MAIL your signed and voted Proxy back in the postage paid envelope provided
2. ONLINE at vote.proxyonline.com using your Proxy control number found below
3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series V (SMid Cap Value Series)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024

The undersigned hereby revokes all previous proxies for his/her shares of the Fund named above and appoints Amy J. Lee, Mark E. Mathiasen, and Michael P. Megaris, or any one of them, proxies, each with full power of substitution, to vote and act with respect to all shares which the undersigned is entitled to vote at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC, located at 227 West Monroe Street, Chicago, Illinois 60606, on October 24, 2024, at 10:15 a.m. Central Time (with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”) and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series V (SMid Cap Value Series)

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1. When properly executed, this proxy will be voted as indicated or “FOR” Proposal 1 if no choice is indicated. The Proxy will be voted in accordance with the Proxy holders’ discretion as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)

	FOR	AGAINST	ABSTAIN

1(d). An Agreement and Plan of Reorganization providing for the reorganization of Series V (SMid Cap Value Series) into NAA SMid-Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

VOTING INFORMATION FORM
SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY VOTING OPTIONS

1. MAIL your signed and voted Proxy back in the postage paid envelope provided

2. ONLINE at vote.proxyonline.com using your Proxy control number found below

3. By PHONE when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line

CONTROL NUMBER	12345678910

GUGGENHEIM VARIABLE FUNDS TRUST

Series V (SMid Cap Value Series)

VOTING INSTRUCTION FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 24, 2024 INSURANCE COMPANY INSERT

The undersigned, revoking any previously executed voting instruction cards, hereby instructs the above-referenced Insurance Company or Qualified Plan (the “Plan”), through which the undersigned, as of the record date specified in the Proxy Statement, had an interest in the Series V (SMid Cap Value Series) (the “Fund”), a series of Guggenheim Variable Funds Trust (the “Trust”), to vote shares of the Fund held through such Insurance Company or Plan for which the undersigned is entitled to give voting instructions, at the special meeting of shareholders of the Fund to be held at the offices of Guggenheim Partners, LLC located at 227 West Monroe Street, Chicago, Illinois 60606 on October 24, 2024, at 10:15 a.m. Central Time (together with any postponements, adjournments or any other meeting called for voting on the same proposals, the “Meeting”) upon the matters set forth on the reverse side (the “Proposals”). The Insurance Company or Plan will vote shares attributable to your variable annuity contract or variable life insurance policy (each, a “Policy”) or Plan account (“Account”) as indicated on the reverse side, or if properly executed and no direction is indicated, the Insurance Company or Plan will vote shares attributable to your Policy or Account, respectively, “FOR” Proposal 1. The Trust anticipates that the Participating Insurance Companies will accept voting instructions until on or about the close of business on October 23, 2024. After this date, the Insurance Company or Plan will vote those shares “FOR,” “AGAINST,” and “ABSTAIN” in the same proportion as those shares for which voting instructions have been received.

Please refer to the Proxy Statement for a discussion of Proposal 1.

NOTICE OF INTERNET AVAILABILITY OF PROXY MATERIALS: The Notice of Meeting, Proxy Statement and Proxy Card are available at: https://vote.proxyonline.com/guggenheim/docs/2gvft2024.pdf

Please sign, date, and mail your Proxy Card in the envelope provided as soon as possible.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Series V (SMid Cap Value Series)	VOTING INFORMATION FORM

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

These voting instructions are being solicited by the Insurance Company (or Plan) in connection with the solicitation of proxies by the Board of Trustees of the Trust.

By signing and dating above, you instruct the Insurance Company or Plan to vote shares of the Fund attributable to your Policy or Account, respectively, at the Meeting. When properly executed, this voting instruction card will be voted as indicated or as “FOR” Proposal 1 if no direction is indicated. The Insurance Company (or Plan) set forth on the reverse side is authorized to vote in its discretion upon such other business as may properly come before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

PROPOSAL(S)	FOR	AGAINST	ABSTAIN
1(d). An Agreement and Plan of Reorganization providing for the reorganization of Series V (SMid Cap Value Series) into NAA SMid-Cap Value Series;	○	○	○

2. To Transact Such Other Business as May Properly Come Before the Meeting

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

NEW AGE ALPHA VARIABLE FUNDS TRUST

Statement of Additional Information

September 4, 2024

	Acquired Fund	Acquiring Fund
1(a)	Series B (Large Cap Value Series)	NAA Large Cap Value Series
1(b)	Series O (All Cap Value Series)	NAA All Cap Value Series
1(c)	Series Q (Small Cap Value Series)	NAA Small Cap Value Series
1(d)	Series V (SMid Cap Value Series)	NAA SMid-Cap Value Series
	(each a series of Guggenheim Variable Funds Trust) 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850 (301) 296-5100	(each a series of New Age Alpha Variable Funds Trust) 555 Theodore Fremd Avenue, Suite A-101 Rye, New York 10580 (212) 922-2699

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated September 4, 2024, relating specifically to the proposed transfer of the assets of each Acquired Fund to its corresponding Acquiring Fund, as listed above, in exchange for the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and the distribution to the shareholders of the Acquired Fund of shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund upon the Closing Date of the Reorganization in complete liquidation of the Acquired Fund (each, a “Reorganization” and, collectively, the “Reorganizations”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact New Age Alpha Variable Funds Trust, 555 Theodore Fremd Avenue, Suite A-101, Rye, New York 10580, by calling toll-free (212) 922-2699.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of these introductory pages, the statement of additional information for the New Age Alpha Variable Funds Trust and related notes and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

●	Prospectus for the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Statement of Additional Information of the Acquired Funds, dated May 1, 2024, as supplemented (Securities Act File No. 002-59353; Accession Number 0001193125-24-102882);

●	Annual Report to shareholders of the Acquired Funds for the period ended December 31, 2023 (Accession Number 0001398344-24-005530);

●	Form N-CSR of the Acquired Funds for the period ended June 30, 2024 (Accession Number 0001398344-24-016886);

●	Prospectus for the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251) ; and
●	Statement of Additional Information of the Acquiring Funds, as may be supplemented (Securities Act File No. 333-277580; Accession Number 0001999371-24-011251) .

SAI-1

FINANCIAL STATEMENTS

For additional information, see the December 31, 2023 annual report and the June 30, 2024 Form N-CSR report  of the Acquired Funds.

SUPPLEMENTAL FINANCIAL INFORMATION

There are no significant differences in the accounting or valuation policies of the Funds.

Following each Reorganization, it is expected that the applicable Acquired Fund will be the accounting survivor.

The Acquired Funds are managed by the Acquired Fund Manager and the Acquiring Funds are managed by NAA. The Acquired Funds are diversified.

The Acquired Funds and the Acquiring Funds are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets.

The Acquired Funds pay the Acquired Fund Manager a management fee as an annual percentage of its average daily net assets as follows:

Contractual Management Fees (expressed as a percentage of average daily net assets)
Series B (Large Cap Value Series)	0.65%	Series Q (Small Cap Value Series)	0.75%
Series O (All Cap Value Series)	0.70%	Series V (SMid Cap Value Series)	0.75%

Upon the closing of each Reorganization, each Acquiring Fund will pay NAA a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows:

Contractual Management Fees (expressed as a percentage of average daily net assets)
NAA Large Cap Value Series	0.65%	NAA Small Cap Value Series	0.75%
NAA All Cap Value Series	0.70%	NAA SMid-Cap Value Series	0.75%

Under an amended expense limitation agreement, NAA has agreed, until April 30, 2027, to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) to an amount not exceeding the percentage of the average daily net assets of the Acquiring Fund in the table below.

Expense Limitation (expressed as a percentage of average daily net assets)
NAA Large Cap Value Series	0.76%	NAA Small Cap Value Series	1.12%
NAA All Cap Value Series	0.84%	NAA SMid-Cap Value Series	0.87%

Management Fee reductions and expense reimbursements by NAA are subject to repayment by the Acquiring Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Acquiring Fund’s investment advisory agreement with NAA is terminated.

SAI-2

NEW AGE ALPHA VARIABLE FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other people for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Registrant under the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.		Agreement and Declaration of Trust (the “Trust Instrument”).[1]
2.		By-Laws.[1]
3.		[Voting Trust Agreement – Not Applicable.]
4.		Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to this Proxy Statement/Prospectus.
5.		See the Trust Instrument (Exhibit 1 above) and the By-Laws (Exhibit 2 above)
6.	(a)	Investment Advisory Agreement dated June 4, 2024, between the Registrant, on behalf of the NAA Large Core Series, and New Age Alpha Advisors, LLC.[2]
	(b)	Schedule A-1 to the Investment Advisory Agreement between the Registrant, on behalf of the Funds, and New Age Alpha Advisors, LLC.[3]
7.	(a)	Underwriting Agreement between the Registrant, on behalf of the NAA Large Core Series, and Ultimus Fund Distributors, LLC.[2]
	(b)	Amended Schedule A to the Underwriting Agreement between the Registrant, on behalf of the Funds, and Ultimus Fund Distributors, LLC.[3]
8.		Bonus or Profit Sharing Contracts – Not Applicable.
9.	(a)	Custody Agreement between the Registrant, on behalf of the NAA Large Core Series, and Brown Brothers Harriman & Co., as Custodian.[2]

	(b)	Amended Schedule I to the Custody Agreement between the Registrant, on behalf of the Funds, and Brown Brothers Harriman & Co (to be filed by amendment).
10.	(a)	Plan of Distribution Pursuant to Rule 12b-1 for the NAA Large Core Series.[1]
	(b)	Distribution Plan under Rule 12b-1 for the Funds.[3]
11.		Opinion and Consent of FinTech Law, LLC as to the legality of shares being registered with respect to the Funds.[4]
12.		Form of Tax Opinion.[4]
13.	(a)	Master Services Agreement, dated June 6, 2024, between the Registrant, on behalf of the NAA Core Series, and Ultimus Fund Solutions, LLC. [2]
	(b)	Amended Schedule A to the Master Services Agreement between the Registrant, on behalf of the Funds, and Ultimus Fund Solutions, LLC.[3]
	(c)	Expense Limitation Agreement between the Registrant, on behalf of the NAA Large Core Series, and New Age Alpha Advisors, LLC, as Adviser.[2]
	(d)	Schedule A-1 to the Expense Limitation Agreement between the Registrant, on behalf of the Funds, and New Age Alpha Advisors, LLC.[3]
14.	(a)	Consent of Independent Registered Public Accounting Firm of the Acquiring Funds (filed herewith).
	(b)	Consent of Independent Registered Public Accounting Firm of the Acquired Funds (filed herewith).
15.		Omitted Financial Statements – Not Applicable.
16.		Powers of Attorney.[4]
17.		Additional Exhibits – Not Applicable.
18.		Filing Fee Exhibit – Not Applicable.

1      Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed May 8, 2024.

2      Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 12, 2024.

3      Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed September 3, 2024.

4      Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-14 filed July 19, 2024.

ITEM 17. UNDERTAKINGS.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Rye and the State of New York, on the 4th day of September, 2024.

NEW AGE ALPHA VARIABLE FUNDS TRUST

By:	/s/ Keith D. Kemp
Keith D. Kemp, President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below on the date above.

SIGNATURE	TITLE	Date

*	Trustee	September 4, 2024
Richard C. Butt

*	Trustee	September 4, 2024
Colin W. Devine

*	Trustee	September 4, 2024
Jeremy O. May

/s/ Armen Arus	Trustee	September 4, 2024
Armen Arus

/s/ Keith D. Kemp	President, Principal Executive Officer, and Principal Accounting Officer	September 4, 2024
Keith D. Kemp

*By: Keith D. Kemp		September 4, 2024
Keith D. Kemp, Attorney-in-Fact

EXHIBIT INDEX

14.	(a)	Consent of Independent Registered Public Accounting Firm of the Acquiring Funds
	(b)	Consent of Independent Registered Public Accounting Firm of the Acquired Funds